                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-5162

Exact name of registrant as specified in charter:                      Delaware VIP Trust

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               December 31

Date of reporting period:                                              September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES

September 30, 2005
                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
                                                                                                                        (U.S. $)
COMMON STOCK - 59.07%
Consumer Discretionary - 3.30%
Limited Brands                                                                                            32,800        $   670,104
Mattel                                                                                                    38,600            643,848
                                                                                                                        -----------
                                                                                                                          1,313,952
                                                                                                                        -----------
Consumer Staples - 7.61%
Archer-Daniels-Midland                                                                                    31,700            781,722
*B&G Foods                                                                                                    50                633
ConAgra Foods                                                                                             31,900            789,525
Kimberly-Clark                                                                                            11,600            690,548
Safeway                                                                                                   29,800            762,880
                                                                                                                        -----------
                                                                                                                          3,025,308
                                                                                                                        -----------
Energy - 5.35%
Chevron                                                                                                   11,000            712,030
ConocoPhillips                                                                                            10,100            706,091
Exxon Mobil                                                                                               11,200            711,648
                                                                                                                        -----------
                                                                                                                          2,129,769
                                                                                                                        -----------
Financials - 14.50%
Allstate                                                                                                  12,000            663,480
Aon                                                                                                       22,400            718,592
Chubb                                                                                                      8,300            743,265
Hartford Financial Services                                                                               10,000            771,699
Huntington Bancshares                                                                                     30,500            685,335
Morgan Stanley                                                                                            13,700            738,978
Wachovia                                                                                                  15,000            713,850
Washington Mutual                                                                                         18,600            729,492
                                                                                                                        -----------
                                                                                                                          5,764,691
                                                                                                                        -----------
Health Care - 10.43%
Abbott Laboratories                                                                                       15,100            640,240
Baxter International                                                                                      17,500            697,725
*Bristol-Myers Squibb                                                                                     31,400            755,484
Merck                                                                                                     23,500            639,435
Pfizer                                                                                                    27,500            686,675
Wyeth                                                                                                     15,700            726,439
                                                                                                                        -----------
                                                                                                                          4,145,998
                                                                                                                        -----------
Industrials - 4.87%
Boeing                                                                                                    11,300            767,835
Union Pacific                                                                                             10,200            731,340
Waste Management                                                                                          15,300            437,733
                                                                                                                        -----------
                                                                                                                          1,936,908
                                                                                                                        -----------
Information Technology - 5.55%
Hewlett-Packard                                                                                           25,000            730,000
International Business Machines                                                                            9,500            762,090
+Xerox                                                                                                    52,300            713,895
                                                                                                                        -----------
                                                                                                                          2,205,985
                                                                                                                        -----------
Materials - 1.80%
Weyerhaeuser                                                                                              10,400            715,000
                                                                                                                        -----------
                                                                                                                            715,000
                                                                                                                        -----------
Telecommunications - 3.78%
SBC Communications                                                                                        32,700            783,819
Verizon Communications                                                                                    22,000            719,180
                                                                                                                        -----------
                                                                                                                          1,502,999
                                                                                                                        -----------
Utilities - 1.88%
FPL Group                                                                                                 15,700            747,320
                                                                                                                        -----------
                                                                                                                            747,320
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $22,515,698)                                                                                    23,487,930
                                                                                                                        ===========

PREFERRED STOCK - 0.05%
Nexen 7.35%                                                                                                  790             20,706
                                                                                                                        -----------
TOTAL PREFERRED STOCK (COST $19,750)                                                                                         20,706
                                                                                                                        ===========

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                       (U.S. $)
AGENCY ASSET-BACKED SECURITIES - 0.29%
?Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                      $ 50,000             49,768
   Series 2004-T4 A3 4.42% 8/25/24                                                                        50,000             49,626
?Fannie Mae Whole Loan Series 2002-W11 AV1 4.00% 11/25/32                                                 14,785             14,786
                                                                                                                            -------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $115,044)                                                                        114,180
                                                                                                                            =======
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.27%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                       28,112             29,768
   Series 2003-122 AJ 4.50% 2/25/28                                                                       26,777             26,439
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                                  25,491             27,937
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                                                        75,000             74,060
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       41,561             42,840
   Series 2004-W11 1A2 6.50% 5/25/44                                                                      46,379             47,816
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                            22,977             24,053
   Series 2326 ZQ 6.50% 6/15/31                                                                           85,618             89,591
   Series 2480 EH 6.00% 11/15/31                                                                           7,845              7,895
   Series 2550 QX 4.75% 6/15/27                                                                           25,000             24,991
   Series 2662 MA 4.50% 10/15/31                                                                          48,010             46,804
   Series 2872 GC 5.00% 11/15/29                                                                          40,000             39,546
   Series 2889 OE 5.00% 1/15/30                                                                           60,000             58,948
   Series 2890 PC 5.00% 7/15/30                                                                           65,000             63,872
   Series 2902 LC 5.50% 12/15/17                                                                          40,000             40,462
   Series 2936 PC 5.00% 9/15/30                                                                           60,000             58,901
   Series 2981 NC 5.00% 4/15/31                                                                           40,000             39,195
   Series 3022 MB 5.00% 12/15/28                                                                          30,000             29,924
Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                         24,276             24,116
   Series T-58 2A 6.50% 9/25/43                                                                           45,710             47,020
GNMA Series 2002-62 B 4.763% 1/16/25                                                                      60,000             59,839
                                                                                                                            -------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $916,711)                                                            904,017
                                                                                                                            =======
AGENCY MORTGAGE-BACKED SECURITIES - 6.01%
Fannie Mae
   5.73% 12/1/08                                                                                          40,864             41,988
   6.50% 8/1/17                                                                                           30,607             31,602
   6.765% 1/1/07                                                                                           4,468              4,535
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          66,647             66,043
   5.00% 11/1/34                                                                                          52,519             51,994
Fannie Mae S.F. 15 yr 6.00% 4/1/17                                                                        56,398             58,037
Fannie Mae S.F. 15 yr TBA
   4.50% 10/1/20                                                                                          80,000             78,350
   5.00% 10/1/20                                                                                          90,000             89,775
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                        44,515             44,793
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                           81,837             81,965
   5.50% 4/1/29                                                                                           94,180             94,327
   6.00% 8/1/35                                                                                           24,436             24,856
   6.00% 8/1/35                                                                                           14,498             14,747
   7.50% 6/1/31                                                                                           41,804             44,260
   9.50% 6/1/19                                                                                           11,330             12,216
Fannie Mae S.F. 30 yr TBA
   5.00% 10/1/35                                                                                         470,000            460,159
   5.50% 10/25/35                                                                                        555,000            554,827
?Freddie Mac ARM 3.733% 4/1/34                                                                            40,963             41,437
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                119,899            118,850
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                       75,124             73,105

Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                                                                          104,916            105,637
   5.50% 9/1/24                                                                                           86,260             86,853
Freddie Mac S.F. 30 yr
   6.50% 10/1/33                                                                                          22,449             23,094
   7.00% 11/1/33                                                                                          21,320             22,286
Freddie Mac S.F. 30 yr TBA
   5.50% 10/1/35                                                                                         155,000            155,048
GNMA S.F. 30 yr 7.50% 1/15/32                                                                              9,711             10,318
                                                                                                                          ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $2,398,207)                                                                 2,391,102
                                                                                                                          =========
AGENCY OBLIGATIONS - 2.21%
Fannie Mae
   3.125% 12/15/07                                                                                        15,000             14,603
   *3.375% 12/15/08                                                                                      265,000            256,719
   ^6.06% 10/9/19                                                                                         15,000              7,205
   *6.25% 2/1/11                                                                                         105,000            112,336
*Federal Home Loan Bank 2.50% 3/15/06                                                                    105,000            104,266
^Financing Corporation Principal Strips 2 5.031% 11/30/17                                                140,000             78,478
^Financing Corporation Principal Strips 13 4.883% 12/27/18                                                20,000             10,581
^Financing Corporation Strips Coupon-1 4.898% 11/11/17                                                    25,000             13,849
*Freddie Mac 4.00% 8/17/07                                                                               145,000            144,188
^Residual Funding Principal Strips 5.122% 10/15/19                                                        60,000             30,766
^Resolution Funding Corporation Interest Strips 5.240% 10/15/25                                          275,000            104,510
                                                                                                                          ---------
TOTAL AGENCY OBLIGATIONS (COST $877,601)                                                                                    877,501
                                                                                                                          =========
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.60%
Banc of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                                       40,000             39,256
   Series 2005-1 A3 4.877% 11/10/42                                                                       65,000             64,958
   ?Series 2005-5 A4 5.115% 10/10/45                                                                      65,000             65,329
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
   5.064% 5/14/16                                                                                         40,000             40,320
#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A
   6.457% 2/14/34                                                                                         29,949             31,692
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                 25,000             24,585
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                              33,061             34,301
General Electric Capital Commercial Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35                                                                      75,000             80,252
   *Series 2005-C2 A2 4.706% 5/10/43                                                                      60,000             59,634
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                     20,000             19,992
General Motors Acceptance Corporation Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35                                                                        95,726             99,589
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/3/15                                          18,875             20,008
JP Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                       35,000             35,878
   Series 2003-C1 A2 4.985% 1/12/37                                                                       68,000             68,183
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                       55,000             59,700
   Series 2005-C5 A2 4.885% 9/15/40                                                                       55,000             55,077
Merrill Lynch Mortgage Trust
   ?Series 2004-BPC1 A3 4.467% 10/12/41                                                                   25,000             24,382
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                     115,000            115,351
   ?Series 2005-CIP1 B 5.101% 7/12/38                                                                     25,000             25,040
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                               25,000             24,939
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                              45,000             43,795
                                                                                                                          ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,049,247)                                                             1,032,261
                                                                                                                          =========
CORPORATE BONDS - 13.03%
Banking - 1.17%
?#Banco Santander 144A 4.148% 12/9/09                                                                     40,000             39,869
?Barclays Bank 6.278% 12/29/49                                                                            20,000             19,705
Citigroup 5.875% 2/22/33                                                                                  45,000             46,367
Credit Suisse First Boston USA 6.125% 11/15/11                                                            55,000             58,506
#Mizuho Financial Group 144A 5.79% 4/15/14                                                                25,000             26,084
Popular North America 4.25% 4/1/08                                                                        55,000             54,317
*Popular North America Capital Trust I 6.564% 9/15/34                                                     50,000             52,613
?#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                         35,000             35,156
?RBS Capital Trust I 4.709% 12/29/49                                                                      60,000             57,979
Regions Financial 6.375% 5/15/12                                                                          35,000             37,833
?#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                          35,000             36,297
                                                                                                                          ---------
                                                                                                                            464,726
                                                                                                                          ---------

Basic Industry - 0.49%
Barrick Gold Finance 7.50% 5/1/07                                                                         15,000             15,645
Bowater 9.50% 10/15/12                                                                                    10,000             10,800
#Codelco 144A 5.625% 9/21/35                                                                              30,000             29,810
Fort James 7.75% 11/15/23                                                                                  5,000              5,538
#Huntsman International 144A 7.375% 1/1/15                                                                 5,000              4,813
*Lubrizol 4.625% 10/1/09                                                                                  30,000             29,518
#Novelis 144A 7.25% 2/15/15                                                                                5,000              4,750
#Port Townsend Paper 144A 12.00% 4/15/11                                                                   9,000              6,750
Potlatch 12.50% 12/1/09                                                                                    5,000              6,078
*Rhodia 8.875% 6/1/11                                                                                      5,000              4,750
Smurfit Capital Funding 7.50% 11/20/25                                                                    10,000              9,150
++Solutia 6.72% 10/15/37                                                                                  10,000              8,575
Stone Container 9.75% 2/1/11                                                                               5,000              5,100
Tembec Industries 8.625% 6/30/09                                                                          10,000              6,850
Temple-Inland 5.003% 5/17/07                                                                              45,000             45,011
                                                                                                                            -------
                                                                                                                            193,138
                                                                                                                            -------
Brokerage - 0.52%
Amvescap 4.50% 12/15/09                                                                                   55,000             54,147
Franklin Resources 3.70% 4/15/08                                                                          50,000             48,867
Goldman Sachs 6.345% 2/15/34                                                                              60,000             62,725
LaBranche & Company 11.00% 5/15/12                                                                         5,000              5,550
Morgan Stanley 4.75% 4/1/14                                                                               35,000             33,825
                                                                                                                            -------
                                                                                                                            205,114
                                                                                                                            -------
Capital Goods - 0.41%
Aleris International 9.00% 11/15/14                                                                        5,000              5,300
*Armor Holdings 8.25% 8/15/13                                                                              5,000              5,413
Casella Waste Systems 9.75% 2/1/13                                                                        10,000             10,850
General Electric 5.00% 2/1/13                                                                             70,000             70,689
Geo Subordinate 11.00% 5/15/12                                                                            10,000             10,100
*Graham Packaging 9.875% 10/15/14                                                                          5,000              4,825
Interface 10.375% 2/1/10                                                                                   5,000              5,425
Intertape Polymer 8.50% 8/1/14                                                                             5,000              4,949
Trimas 9.875% 6/15/12                                                                                      5,000              4,125
York International 6.625% 8/15/06                                                                         40,000             40,567
                                                                                                                            -------
                                                                                                                            162,243
                                                                                                                            -------
Communications - 1.64%
oAdelphia Communications 8.125% 7/15/06                                                                    5,000              3,750
ALLTEL 4.656% 5/17/07                                                                                     45,000             44,976
American Cellular 10.00% 8/1/11                                                                            5,000              5,475
American Tower 7.125% 10/15/12                                                                             5,000              5,275
BellSouth
   4.20% 9/15/09                                                                                          25,000             24,537
   6.00% 11/15/34                                                                                          5,000              5,038
#CCH I LLC 144A 11.00% 10/1/15                                                                             4,919              4,820
!Charter Communication Holdings 11.75% 5/15/11                                                             5,000              3,600
Cox Communications 4.625% 1/15/10                                                                         25,000             24,467
InterActiveCorp 6.75% 11/15/05                                                                            90,000             90,192
iPCS 11.50% 5/1/12                                                                                         5,000              5,800
MCI 7.688% 5/1/09                                                                                          5,000              5,200
*Rural Cellular 9.875% 2/1/10                                                                              5,000              5,275
SBC Communications
   4.125% 9/15/09                                                                                         15,000             14,635
   6.15% 9/15/34                                                                                          50,000             51,343
Sheridan Acquisition Group 10.25% 8/15/11                                                                  5,000              5,225
*#Sirius Satellite Radio 144A 9.625% 8/1/13                                                                5,000              4,825
Sprint Capital
   4.78% 8/17/06                                                                                          40,000             40,070
   6.375% 5/1/09                                                                                           5,000              5,254
   8.75% 3/15/32                                                                                          35,000             47,076
*#Telecom Italia Capital 144A 4.00% 1/15/10                                                               35,000             33,640
Telefonos de Mexico 4.50% 11/19/08                                                                        65,000             64,323
Thomson 5.75% 2/1/08                                                                                      30,000             30,628
Time Warner Entertainment 8.375% 3/15/23                                                                  10,000             12,160
?US LEC 11.89% 10/1/09                                                                                     5,000              5,175
*Valor Telecom Enterprises 7.75% 2/15/15                                                                   5,000              4,875
Verizon Global
   4.90% 9/15/15                                                                                           5,000              4,899
   5.85% 9/15/35                                                                                          30,000             29,606
Verizon Wireless 5.375% 12/15/06                                                                          60,000             60,600
*XM Satellite Radio
   12.00% 6/15/10                                                                                          5,000              5,725
   14.00% 3/15/10                                                                                          5,000              5,400
                                                                                                                            -------
                                                                                                                            653,864
                                                                                                                            -------

Consumer Cyclical - 1.43%
*Advanced Accessory Systems 10.75% 6/15/11                                                                 5,000              4,313
*#CCM Merger 144A 8.00% 8/1/13                                                                             5,000              5,069
?Centex 3.95% 8/1/07                                                                                      40,000             40,050
?DaimlerChrysler NA Holdings 4.314% 9/10/07                                                               55,000             55,160
*Dana 5.85% 1/15/15                                                                                       15,000             11,841
Darden Restaurants 6.00% 8/15/35                                                                          20,000             18,951
Ford Motor 7.45% 7/16/31                                                                                  30,000             23,550
Ford Motor Credit
   *5.625% 10/1/08                                                                                        25,000             23,640
   5.70% 1/15/10                                                                                          25,000             22,731
   6.625% 6/16/08                                                                                         35,000             34,229
   *7.00% 10/1/13                                                                                         40,000             37,149
General Motors Acceptance Corporation
   ?4.559% 7/16/07                                                                                        40,000             38,917
   *6.75% 12/1/14                                                                                         90,000             78,413
Johnson Controls 5.00% 11/15/06                                                                           20,000             20,062
Jones Apparel 144A 4.25% 11/15/09                                                                         35,000             33,192
#Knowledge Learning 144A 7.75% 2/1/15                                                                     10,000              9,850
*Landry's Restaurant 7.50% 12/15/14                                                                        5,000              4,775
Limited Brands 6.95% 3/1/33                                                                               10,000              9,766
*#Metaldyne 144A 11.00% 11/1/13                                                                            5,000              4,375
Time Warner 8.18% 8/15/07                                                                                 75,000             79,510
!Town Sports International 11.00% 2/1/14                                                                   5,000              3,400
#Uno Restaurant 144A 10.00% 2/15/11                                                                        5,000             4,650
Warner Music Group 7.375% 4/15/14                                                                          5,000              5,038
                                                                                                                            -------
                                                                                                                            568,631
                                                                                                                            -------
Consumer Non-Cyclical - 1.45%
Albertson's 8.00% 5/1/31                                                                                  20,000             18,259
Amgen 4.00% 11/18/09                                                                                      25,000             24,465
Caremark Rx 7.375% 10/1/06                                                                                70,000             71,663
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                           5,000              5,275
   10.625% 9/1/08                                                                                          5,000              5,275
Cott Beverages 8.00% 12/15/11                                                                              5,000              5,150
Kraft Foods 4.125% 11/12/09                                                                               80,000             78,079
Kroger 6.375% 3/1/08                                                                                      30,000             30,973
#Le-Natures 144A 10.00% 6/15/13                                                                            5,000              5,425
Manor Care 8.00% 3/1/08                                                                                   35,000             37,328
Medco Health Solutions 7.25% 8/15/13                                                                      75,000             82,781
#Medtronic 144A 4.375% 9/15/10                                                                            25,000             24,715
National Beef Packing 10.50% 8/1/11                                                                        5,000              5,213
Pinnacle Foods 8.25% 12/1/13                                                                               5,000              4,750
Safeway 6.15% 3/1/06                                                                                      30,000             30,120
*True Temper Sports 8.375% 9/15/11                                                                         5,000              4,675
Universal 6.50% 2/15/06                                                                                   40,000             40,296
US Oncology 10.75% 8/15/14                                                                                 5,000              5,625
UST 6.625% 7/15/12                                                                                        30,000             32,348
!Vanguard Health 11.25% 10/1/15                                                                            5,000              3,650
#Warner Chilcott 144A 8.75% 2/1/15                                                                         5,000              4,825
WellPoint
   3.75% 12/14/07                                                                                         30,000             29,405
   4.25% 12/15/09                                                                                         25,000             24,477
                                                                                                                            -------
                                                                                                                            574,772
                                                                                                                            -------
Electric - 1.75%
Arizona Public Service 5.50% 9/1/35                                                                       25,000             24,481
Avista 7.75% 1/1/07                                                                                      130,000            134,370
Detroit Edison
   5.05% 10/1/05                                                                                          55,000             55,000
   5.70% 10/1/37                                                                                          75,000             74,846
Dominion Resources
   ?4.30% 9/28/07                                                                                         30,000             30,009
   7.195% 9/15/14                                                                                         40,000             45,030

Duke Capital 5.668% 8/15/14                                                                               35,000             35,605
FPL Group Capital 4.086% 2/16/07                                                                          40,000             39,750
Pepco Holdings 5.50% 8/15/07                                                                              40,000             40,519
#Power Contract Financing 144A 5.20% 2/1/06                                                               17,199             17,240
?SCANA 4.02% 3/1/08                                                                                       40,000             40,028
Southern California Edison
   ?3.925% 12/13/07                                                                                       30,000             30,007
   6.00% 1/15/34                                                                                          35,000             37,471
Southern Capital Funding 5.30% 2/1/07                                                                     25,000             25,209
#Texas Genco 144A 6.875% 12/15/14                                                                          5,000              5,113
TXU Electric Delivery 7.00% 5/1/32                                                                        25,000             28,762
TXU Energy 7.00% 3/15/13                                                                                  30,000             32,616
                                                                                                                            -------
                                                                                                                            696,056
                                                                                                                            -------
Energy - 0.77%
*Bluewater Finance 10.25% 2/15/12                                                                          5,000              5,450
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                    35,000             34,721
Calpine 10.50% 5/15/06                                                                                     5,000              4,500
?#Calpine 144A 9.349% 7/15/07                                                                                196                151
*#Dynegy Holdings 144A 10.125% 7/15/13                                                                    10,000             11,200
*#Hilcorp Energy 144A 10.50% 9/1/10                                                                        5,000              5,525
Midwest Generation 8.75% 5/1/34                                                                            5,000              5,594
Nexen 5.875% 3/10/35                                                                                      20,000             19,672
PSE&G Funding Trust 5.381% 11/16/07                                                                       40,000             40,331
*Reliant Energy 9.50% 7/15/13                                                                              5,000              5,550
?Secunda International 11.599% 9/1/12                                                                      5,000              5,300
USX 9.125% 1/15/13                                                                                        40,000             49,351
Valero Energy 6.125% 4/15/07                                                                              45,000             45,939
Weatherford International 4.95% 10/15/13                                                                  70,000             69,518
Whiting Petroleum 7.25% 5/1/13                                                                             5,000              5,113
                                                                                                                            -------
                                                                                                                            307,915
                                                                                                                            -------
Financial-Other - 0.39%
American General Finance 4.875% 7/15/12                                                                   30,000             29,621
FINOVA Group 7.50% 11/15/09                                                                                3,654              1,443
?#Premium Asset Trust Series 2005-2 144A 3.78% 2/2/07                                                     50,000             50,000
#Residential Capital 144A
   6.375% 6/30/10                                                                                         25,000             25,353
   6.875% 6/30/15                                                                                         45,000             47,172
                                                                                                                            -------
                                                                                                                            153,589
                                                                                                                            -------
Insurance - 1.29%
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                           10,000             10,147
   8.625% 5/1/24                                                                                          70,000             83,822
Marsh & McLennan
   ?3.71% 7/13/07                                                                                         10,000              9,959
   5.15% 9/15/10                                                                                          35,000             34,811
   *5.375% 3/15/07                                                                                        40,000             40,101
   5.375% 7/15/14                                                                                          5,000              4,843
   5.75% 9/15/15                                                                                          40,000             39,656
MetLife
   5.00% 6/15/15                                                                                          20,000             19,780
   5.70% 6/15/35                                                                                           5,000              4,988
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                           45,000             54,922
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                 35,000             34,709
?#Oil Insurance 144A 5.15% 8/15/33                                                                        85,000             84,539
St. Paul Travelers 5.01% 8/16/07                                                                          35,000             35,055
Willis Group
   5.125% 7/15/10                                                                                         25,000             25,008
   5.625% 7/15/15                                                                                         30,000             29,862
                                                                                                                            -------
                                                                                                                            512,202
                                                                                                                            -------
Natural Gas - 0.83%
*?Atmos Energy 3.974% 10/15/07                                                                            40,000             40,042
El Paso Production Holding 7.75% 6/1/13                                                                    5,000              5,250
Enterprise Products Operating
   4.00% 10/15/07                                                                                         50,000             49,024
   4.625% 10/15/09                                                                                        40,000             39,124
#Inergy Finance 144A 6.875% 12/15/14                                                                       5,000              4,800
Sempra Energy
   ?4.29% 5/21/08                                                                                         50,000             50,162
   4.621% 5/17/07                                                                                         60,000             59,898
Valero Logistics Operations 6.05% 3/15/13                                                                 80,000             83,259
                                                                                                                            -------
                                                                                                                            331,559
                                                                                                                            -------

Real Estate - 0.14%
BF Saul REIT 7.50% 3/1/14                                                                                  5,000              5,150
*Developers Diversified Realty 4.625% 8/1/10                                                              50,000             48,860
                                                                                                                          ---------
                                                                                                                             54,010
                                                                                                                          ---------
Technology - 0.26%
Motorola 4.608% 11/16/07                                                                                  90,000             89,940
*#SunGuard Data Systems 144A 10.25% 8/15/15                                                                5,000              5,088
*#Telcordia Technologies 144A 10.00% 3/15/13                                                              10,000              9,500
                                                                                                                          ---------
                                                                                                                            104,528
                                                                                                                          ---------
Transportation - 0.49%
*Continental Airlines 6.503% 6/15/11                                                                      95,000             91,536
?CSX 4.01% 8/3/06                                                                                         20,000             20,038
#Erac USA Finance 144A 7.35% 6/15/08                                                                      80,000             84,850
                                                                                                                          ---------
                                                                                                                            196,424
                                                                                                                          ---------
TOTAL CORPORATE BONDS (COST $5,164,770)                                                                                   5,178,771
                                                                                                                          =========

FOREIGN AGENCIES - 0.06%
#Pemex Project Funding Master Trust 144A 6.625% 6/15/35                                                   25,000             24,619
                                                                                                                          ---------
TOTAL FOREIGN AGENCIES (COST $24,663)                                                                                        24,619
                                                                                                                          ---------

MUNICIPAL BONDS - 1.88%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                55,000             58,985
California State 5.00% 2/1/33                                                                             20,000             20,646
California State Economic Recovery Series A 5.25% 7/1/13                                                  40,000             44,300
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                      20,000             21,017
Colorado Department of Transportation Revenue Series B
   5.00% 12/15/12 (FGIC)                                                                                  70,000             76,439
   5.00% 12/15/13 (FGIC)                                                                                 125,000            136,574
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A
   5.20% 5/1/33                                                                                           25,000             26,114
ssGolden State, California Tobacco Securitization Corporation Settlement Series B
   5.50% 6/1/43-13                                                                                        35,000             39,152
Illinois State Taxable Pension 5.10% 6/1/33                                                               30,000             29,664
Liberty Development Goldman 5.25% 10/1/35                                                                 40,000             44,664
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                             40,000             42,573
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                50,000             54,169
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          35,000             37,554
Oregon State Taxable Pension 5.892% 6/1/27                                                                35,000             38,037
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                    15,000             15,549
   6.07% 7/1/26                                                                                           60,000             63,642
                                                                                                                          ---------
TOTAL MUNICIPAL BONDS (COST $726,791)                                                                                       749,079
                                                                                                                          =========
NON-AGENCY ASSET-BACKED SECURITIES - 2.01%
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09                                   25,000             24,964
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                        45,000             42,973
Countrywide Asset-Backed Certificates
   ?Series 2004-9 AF2 3.337% 9/25/23                                                                      50,000             49,534
   Series 2004-S1 A2 3.872% 3/25/20                                                                       50,000             49,189
   ?Series 2005-12 2A2 4.898% 2/25/36                                                                     60,000             60,000
#GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                        18,001             17,889
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                         43,663             43,663
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                                         12,223             12,632
   Series 2011 A1 4.864% 7/15/38                                                                          22,126             21,139
?Novastar Home Equity Loan Series 2004-4 A2B 4.17% 3/25/35                                                75,000             75,194
?Option One Mortgage Loan Trust Series 2005-4 A3 4.14% 11/25/35                                           75,000             75,000
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                       55,000             54,271
?Residential Asset Mortgage Products
   Series 2004-RS12 AII2 4.06% 12/25/34                                                                   65,000             65,089
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      40,000             39,658
?Residential Funding Mortgage Securities II Series 2005-HI2 A1 3.97% 5/25/35                              76,627             76,629
?Saxon Asset Securities Trust Series 2005-1 A2B 4.05% 5/25/35                                             55,000             55,046
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                             40,359             37,260
                                                                                                                          ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $800,050)                                                                    800,130
                                                                                                                          =========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.93%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      81,507             82,475
   Series 2004-2 1A1 6.00% 3/25/34                                                                        44,811             45,343
   Series 2005-3 2A1 5.50% 4/25/20                                                                        46,596             47,091
   Series 2005-5 2CB1 6.00% 6/25/35                                                                       51,181             51,864
   Series 2005-9 5A1 5.50% 10/25/20                                                                       30,000             30,394
Bank of America Mortgage Securities
   ?Series 2003-D 1A2 3.428% 5/25/33                                                                       2,846              2,844
   ?Series 2003-I 2A4 3.828% 10/25/33                                                                     85,000             84,428
   ?Series 2004-A 1A1 3.482% 2/25/34                                                                      25,892             25,743
   ?Series 2004-E 1A1 3.522% 6/25/34                                                                      51,677             50,863
   Series 2005-9 2A1 4.75% 10/25/20                                                                       50,000             49,234
   ?Series 2005-E 2A1 4.989% 6/25/35                                                                      23,515             23,544
   ?Series 2005-F 2A3 4.736% 7/25/35                                                                      67,755             67,120
   ?Series 2005-I 2A1 4.894% 10/25/35                                                                     40,000             40,000
?Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10 A1B 4.75% 10/31/35                            50,000             49,719
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                     23,812             24,139
   ?Series 2004-J7 1A2 4.673% 8/25/34                                                                     45,000             44,905
   ?Series 2005-63 3A1 5.934% 11/25/35                                                                    60,000             60,628
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      31,749             32,493
   Series 2004-1 3A1 7.00% 2/25/34                                                                        18,357             18,790
?Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                             13,726             13,698
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                          67,951             69,107
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                       20,489             21,644
   ?Series 2004-AR5 4A1 5.698% 10/25/34                                                                   41,212             41,612
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                          44,922             47,524
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                      33,398             35,710
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                      21,433             23,399
Indymac Index Mortgage Loan Trust Series 2005-AR25 1A1 5.935% 9/25/35                                     50,000             50,469
?JP Morgan Mortgage Trust Series 2005-A6 1A2 5.158% 9/25/35                                               60,000             59,963
?MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.900% 12/25/33                                  65,000             64,395
MASTR Alternative Loans Trust
   Series 2003-6 3A1 8.00% 9/25/33                                                                        12,320             12,676
   Series 2005-3 7A1 6.00% 4/25/35                                                                        59,218             60,008
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 144A 8.00% 8/25/34                                                                   49,481             52,832
   Series 2005-2 1A4 144A 8.00% 5/25/35                                                                   24,316             25,950
Nomura Asset Acceptance
   ?Series 2004-AP2 A2 4.099% 7/25/34                                                                     33,660             33,587
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                     65,000             64,248
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                        50,385             49,941
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                      27,238             27,408
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      31,531             32,375
   *Series 2004-SL4 A3 6.50% 7/25/32                                                                      37,900             38,705
   Series 2005-SL1 A2 6.00% 5/25/32                                                                       49,088             50,161
?Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                       43,275             43,464
   Series 2005-3XS A2 4.08% 1/25/35                                                                       85,000             85,047
Structured Asset Securities
  ?Series 2002-22H 1A 6.994% 11/25/32                                                                     16,537             16,868
   Series 2004-12H 1A 6.00% 5/25/34                                                                       56,165             56,587
?Thornburg Mortgage Securities Series 2005-3 A1 4.05% 9/25/35                                             60,000             60,000
Washington Mutual
   ?Series 2003-AR4 A7 3.95% 5/25/33                                                                      28,371             27,838
   ?Series 2003-AR9 1A7 4.056% 9/25/33                                                                    39,718             39,253
   Series 2004-CB3 4A 6.00% 10/25/19                                                                      78,226             79,961
   ?Series 2005-AR3 A1 4.651% 3/25/35                                                                     63,098             62,386
?Wells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.530% 1/25/35                                                                      60,000             59,454
   Series 2004-I 1A1 3.383% 7/25/34                                                                       69,111             68,782
   Series 2004-T A1 3.455% 9/25/34                                                                        51,469             51,230
                                                                                                                          ---------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,377,981)                                                    2,357,899
                                                                                                                          =========

U.S. TREASURY OBLIGATIONS - 3.99%
U.S. Treasury Bill 3.715% 3/30/06                                                                          80,000            78,523
*U.S. Treasury Bond 5.375% 2/15/31                                                                        160,000           179,300
U.S. Treasury Inflation Index Notes
   &0.875% 4/15/10                                                                                         77,345            75,394
   &2.00% 7/15/14                                                                                          67,370            68,841
   *3.00% 7/15/12                                                                                         146,691           159,676
U.S. Treasury Notes
   *3.625% 6/30/07                                                                                        505,000           500,344
   *3.75% 3/31/07                                                                                         105,000           104,360
   3.875% 9/15/10                                                                                          15,000            14,793
   *4.25% 8/15/15                                                                                         250,000           248,516
^U.S. Treasury Strip 6.604% 11/15/13                                                                      220,000           154,772
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,594,652)                                                                         1,584,519
                                                                                                                         ==========
REPURCHASE AGREEMENTS - 4.88%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $801,217,
collateralized by $107,000 U.S. Treasury Bills
due 2/16/06, market value $105,662,
$32,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $31,826,
$268,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $267,521,
$233,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $230,861,
$103,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $103,330,
$48,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $48,016,
$7,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $6,503, and
$23,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $23,567)                                                                        801,000           801,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $1,140,309,
collateralized by $1,182,000 U.S. Treasury Bills
due 3/2/06, market value $1,163,211)                                                                    1,140,000         1,140,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,941,000)                                                                             1,941,000
                                                                                                                         ==========
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 104.28%
   (cost $40,522,165)                                                                                                    41,463,714
                                                                                                                         ==========
SECURITIES LENDING COLLATERAL** - 5.87%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                               48,237            48,247
Australia New Zealand 3.81% 10/31/06                                                                       65,191            65,181
Bank of New York
   3.70% 4/4/06                                                                                            52,148            52,145
   3.79% 10/28/05                                                                                          32,593            32,591
Bank of the West 3.68% 3/2/06                                                                              65,181            65,181
Barclays London 3.81% 11/28/05                                                                             32,594            32,591
Bayerische Landesbank 3.85% 8/25/06                                                                        65,163            65,182
Bear Stearns
    3.60% 1/17/06                                                                                          13,038            13,041
    3.74% 3/31/06                                                                                          71,670            71,700
Beta Finance 3.83% 4/18/06                                                                                 65,178            65,177
Calyon London 3.77% 12/30/05                                                                               45,831            45,790
Calyon Singapore 3.69% 11/3/05                                                                             48,238            48,234
CDC Financial Product 4.04% 10/31/05                                                                       84,736            84,736
Citigroup Global Markets
   3.98% 10/3/05                                                                                          651,816           651,816
   4.01% 10/7/05                                                                                           84,736            84,736
Commonwealth Bank Australia 3.80% 10/31/06                                                                 65,186            65,182
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                                           70,400            70,396
   4.02% 12/29/05                                                                                          13,688            13,688
Deutsche Bank London
   3.76% 12/27/05                                                                                          19,561            19,557
Goldman Sachs 4.08% 10/2/06                                                                                79,522            79,522

Lehman Holdings 4.02% 12/23/05                                                                             65,178            65,201
Marshall & Ilsley Bank 3.97% 12/29/05                                                                      65,185            65,182
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                               84,736            84,736
National City Bank 3.81% 1/23/06                                                                           74,309            74,310
Nordea Bank Norge ASA 3.71% 10/31/06                                                                       65,185            65,182
Proctor & Gamble 3.77% 10/31/06                                                                            65,174            65,182
Royal Bank of Canada 3.78% 11/18/05                                                                        65,186            65,182
Royal Bank of Scotland 3.78% 10/31/06                                                                      65,182            65,182
Sigma Finance 3.83% 3/16/06                                                                                19,554            19,556
UBS Securities 3.95% 10/3/05                                                                               23,504            23,504
Wells Fargo 3.76% 10/31/06                                                                                 65,164            65,182
                                                                                                                         ----------
TOTAL SECURITIES LENDING COLLATERAL (COST $2,333,092)                                                                     2,333,092
                                                                                                                         ==========
TOTAL MARKET VALUE OF SECURITIES - 110.15%
   (cost $42,855,257)                                                                                                    43,796,806@
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (5.87%)**                                                           (2,333,092)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (4.28%)                                                    (1,703,822)
                                                                                                                         ==========
NET ASSETS APPLICABLE TO 2,951,839 SHARES OUTSTANDING - 100.00%                                                         $39,759,892
                                                                                                                         ==========

 +Non-income producing security for the period ended September 30, 2005. *Fully or partially on loan.
**See Note 5 in "Notes."
 @Includes $2,958,613 of securities on loan.
 &Fully of partially pledged as collateral for financial futures contracts. ++Non-income producing security. Security is currently in default.
 ^Zero coupon security. The rate shown is the yield at the time of purchase. !Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective. ?Variable rate securities. The interest rate shown is the rate as of September 30, 2005.
 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 6 in "Notes."
ssPre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in "Notes."
 oSecurity is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in process to determine distribution of assets.
  The date listed is the estimate of when proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To Be Announced
yr. - Year

The following financial futures contracts were outstanding at September 30, 2005:

FUTURES CONTRACTS(1)

                                                                                                       UNREALIZED
      CONTRACTS                        NOTIONAL             NOTIONAL                                  APPRECIATION
       TO BUY                           COST                 VALUE           EXPIRATION DATE         (DEPRECIATION)
       ------                           ----                 -----           ---------------         --------------
2 U.S. Treasury 10 year notes          223,382              219,844              12/31/05                (3,538)
1 U.S. Treasury long bond              114,316              114,406              12/31/05                    90
                                                                                                        --------
                                                                                                        $(3,448)
                                                                                                        ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series (as defined below) total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series net assets.

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $42,911,240
                                     -----------
Aggregate unrealized appreciation      2,134,737
Aggregate unrealized depreciation     (1,249,171)
                                     -----------
Net unrealized appreciation          $   885,566
                                     -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $24,284,364 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,206,034 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and
$473,349 expires in 2011.

3. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. SWAP AGREEMENTS
During the period ended September 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. SECURITIES LENDING - The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the securities lending agent and the borrower. The Series records securities lending income net of such allocations to the security lending agent and the borrower. At September 30, 2005, the market value of securities on loan was $2,958,613, for which the Series received securities collateral, comprised of U.S. government obligations valued at $687,419, and cash collateral of $2,271,194. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 3.26% of total assets and no securities have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES

September 30, 2005
                                                                                                        PRINCIPAL          MARKET
                                                                                                         AMOUNT            VALUE
                                                                                                        (U.S. $)          (U.S.$)
AGENCY ASSET-BACKED SECURITIES- 0.74%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                       $65,000            $64,697
   Series 2004-T4 A3 4.42% 8/25/24                                                                        70,000             69,477
Nelnet Education Loan Funding Series 2001-A A1 5.76% 7/1/12                                               58,125             59,380
                                                                                                                          ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $195,187)                                                                        193,554
                                                                                                                          =========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 5.57%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                        39,395             43,175
   Series 2003-T1 A 3.807% 11/25/12                                                                      125,988            122,296
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                               40,165             39,659
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                                                       110,000            108,621
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       86,318             88,975
Freddie Mac
   Series 2326 ZQ 6.50% 6/15/31                                                                          138,305            144,725
   Series 2550 QX 4.75% 6/15/27                                                                           45,000             44,983
   Series 2627 KP 2.87% 12/15/16                                                                         123,885            117,209
   Series 2662 MA 4.50% 10/15/31                                                                          73,861             72,006
   Series 2902 LC 5.50% 12/15/17                                                                          60,000             60,693
oFreddie Mac Interest Strip Series 19 F 3.508% 6/1/28                                                     37,458             37,260
Freddie Mac Stated Final Series SF5 GC 2.95% 12/15/09                                                    170,000            164,461
~Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                                                         53,407             53,056
   Series T-58 2A 6.50% 9/25/43                                                                           91,419             94,041
GNMA
   Series 2002-61 BA 4.648% 3/16/26                                                                       69,453             69,111
   Series 2002-62 B 4.763% 1/16/25                                                                        80,000             79,785
   Series 2004-84 A 3.624% 5/16/17                                                                       118,699            115,477
                                                                                                                          ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,472,453)                                                        1,455,533
                                                                                                                          =========
AGENCY MORTGAGE-BACKED SECURITIES- 12.92%
Fannie Mae
   5.73% 12/1/08                                                                                          99,890            102,637
   6.50% 8/1/17                                                                                           42,085             43,452
   6.52% 1/1/08                                                                                          198,699            204,226
   6.52% 2/1/08                                                                                          104,882            107,733
   6.765% 1/1/07                                                                                          44,682             45,352
   7.00% 11/15/16                                                                                        160,231            166,490
   8.50% 9/20/10                                                                                          19,847             20,895
   9.00% 4/1/09                                                                                           12,877             13,637
oFannie Mae ARM
   3.028% 6/1/34                                                                                         134,153            133,303
   3.747% 8/1/34                                                                                         106,632            106,321
   4.160% 12/1/33                                                                                        140,089            143,961
   5.073% 8/1/35                                                                                          74,756             74,570
Fannie Mae FHAVA 9.00% 6/1/09                                                                             91,063             97,779
Fannie Mae Relocation 30 yr
   5.00% 1/1/34                                                                                          206,467            204,402
   5.00% 1/1/34                                                                                          131,043            129,855
Fannie Mae S.F. 15 yr
   7.50% 3/1/15                                                                                           24,266             25,669
   8.00% 10/1/14                                                                                          30,376             31,876
   8.00% 10/1/16                                                                                          85,163             91,337

Fannie Mae S.F. 30 yr
   7.50% 12/1/10                                                                                          14,288             14,649
   7.50% 6/1/31                                                                                           43,436             45,988
   8.50% 5/1/11                                                                                           10,754             11,367
   8.50% 8/1/12                                                                                           20,959             21,915
   9.00% 7/1/20                                                                                           66,151             71,691
   10.00% 8/1/19                                                                                          73,916             82,162
oFreddie Mac ARM
   3.733% 4/1/34                                                                                          58,031             58,702
   3.871% 4/1/33                                                                                         134,823            137,135
Freddie Mac Balloon 5 yr
   4.00% 6/1/08                                                                                           24,957             24,614
   4.00% 1/1/09                                                                                          144,363            142,333
   4.50% 1/1/10                                                                                          260,508            260,425
Freddie Mac Balloon 7 yr
   5.00% 6/1/11                                                                                          253,442            254,788
   5.00% 11/1/11                                                                                         255,473            256,830
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                                                           98,903             92,722
   3.50% 10/1/18                                                                                          15,350             14,390
Freddie Mac S.F. 15 yr 8.50% 10/1/15                                                                      18,063             19,350
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                          42,639             44,571
   9.25% 9/1/08                                                                                            6,843              7,189
GNMA S.F. 15yr
    6.00% 1/15/09                                                                                          9,263              9,509
    8.50% 8/15/10                                                                                          4,750              4,940
GNMA S.F. 30 yr 8.00% 5/15/08                                                                             44,373             45,413
GMNA II S.F. 30 yr
   12.00% 2/20/16                                                                                          3,904              4,359
   12.00% 3/20/15                                                                                            755                842
   12.00% 6/20/14                                                                                          7,482              8,591
                                                                                                                          ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $3,421,415)                                                                 3,377,970
                                                                                                                          =========
AGENCY OBLIGATIONS- 0.91%
Freddie Mac
   4.00% 8/17/07                                                                                         180,000            178,992
   o4.37% 6/2/09                                                                                          60,000             59,985
                                                                                                                          ---------
TOTAL AGENCY OBLIGATIONS (COST $239,783)                                                                                    238,977
                                                                                                                          =========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.28%
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                        65,000             65,521
~#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 6.457% 2/14/34                         49,916             52,820
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                              99,184            102,904
General Motors Acceptance Corporation Commercial Mortgage Securities Series
   1998-C2 A2 6.42% 5/15/35                                                                               69,352             72,152
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/6/15                                          25,167             26,677
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                                  14,578             14,576
                                                                                                                          ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $344,720)                                                                 334,650
                                                                                                                          =========
CORPORATE BONDS- 24.87%
Banking - 1.69%
HSBC Finance 4.625% 9/15/10                                                                              100,000             98,826
Marshall & Ilsley 3.95% 8/14/09                                                                          145,000            141,903
Popular North America 4.25% 4/1/08                                                                       205,000            202,455
                                                                                                                          ---------
                                                                                                                            443,184
                                                                                                                          ---------
Basic Industry - 0.56%
Abitibi Consolidated 7.875% 8/1/09                                                                        80,000             79,800
Norske Skog Canada 8.625% 6/15/11                                                                         65,000             65,650
                                                                                                                          ---------
                                                                                                                            145,450
                                                                                                                          ---------
Brokerage - 1.38%
Amvescap 4.50% 12/15/09                                                                                  120,000            118,139
Bear Stearns 4.00% 1/31/08                                                                               125,000            123,337
Credit Suisse First Boston USA 4.625% 1/15/08                                                             40,000             40,007
Nuveen Investments 5.00% 9/15/10                                                                          80,000             79,290
                                                                                                                          ---------
                                                                                                                            360,773
                                                                                                                          ---------
Capital Goods - 0.23%
York International 6.625% 8/15/06                                                                         60,000             60,850
                                                                                                                          ---------
                                                                                                                             60,850
                                                                                                                          ---------

Communications - 3.25%
Alaska Communications Systems 9.875% 8/15/11                                                              70,000             76,825
ALLTEL 4.656% 5/17/07                                                                                     60,000             59,967
BellSouth 4.20% 9/15/09                                                                                   90,000             88,334
Comcast Cable Communications 6.20% 11/15/08                                                               65,000             67,551
Cox Communications 4.625% 1/15/10                                                                         60,000             58,721
GTE California 7.65% 3/15/07                                                                             105,000            108,961
oLiberty Media 5.37% 9/17/06                                                                              99,000             99,849
SBC Communications 4.125% 9/15/09                                                                         30,000             29,270
Sprint Capital 4.78% 8/17/06                                                                              60,000             60,105
#Telecom Italia Capital 144A 4.00% 1/15/10                                                                50,000             48,057
Telefonos de Mexico 4.50% 11/19/08                                                                       155,000            153,386
                                                                                                                          ---------
                                                                                                                            851,026
                                                                                                                          ---------
Consumer Cyclical - 4.52%
CVS 3.875% 11/1/07                                                                                       155,000            152,639
Ford Motor Credit
   5.625% 10/1/08                                                                                         90,000             85,104
   5.80% 1/12/09                                                                                          95,000             88,707
   6.625% 6/16/08                                                                                         55,000             53,788
oGeneral Motors Acceptance Corporation 4.559% 7/16/07                                                    205,000            199,448
Johnson Controls 5.00% 11/15/06                                                                          120,000            120,373
Jones Apparel 4.25% 11/15/09                                                                              45,000             42,675
May Department Stores 3.95% 7/15/07                                                                      115,000            113,433
MGM MIRAGE 9.75% 6/1/07                                                                                   50,000             53,500
Time Warner 8.18% 8/15/07                                                                                190,000            201,426
Wal-Mart Stores 6.875% 8/10/09                                                                            65,000             70,068
                                                                                                                          ---------
                                                                                                                          1,181,161
                                                                                                                          ---------
Consumer Non-Cyclical - 2.84%
Amgen 4.00% 11/18/09                                                                                      65,000             63,608
Biovail 7.875% 4/1/10                                                                                     50,000             52,125
Kraft Foods 4.125% 11/12/09                                                                              220,000            214,721
MedPartners 7.375% 10/1/06                                                                               110,000            112,613
Safeway 6.15% 3/1/06                                                                                     135,000            135,539
Universal 6.50% 2/15/06                                                                                   85,000             85,629
WellPoint
   3.75% 12/14/07                                                                                         45,000             44,107
   4.25% 12/15/09                                                                                         35,000             34,268
                                                                                                                          ---------
                                                                                                                            742,610
                                                                                                                          ---------
Electric - 3.34%
Ameren 4.263% 5/15/07                                                                                     80,000             79,324
America Electric Power 4.709% 8/16/07                                                                     95,000             94,912
CC Fund Trust I 6.90% 2/16/07                                                                             45,000             46,263
oDominion Resources 4.30% 9/28/07                                                                         85,000             85,025
Duke Capital 4.331% 11/16/06                                                                              60,000             59,706
FPL Group Capital 4.086% 2/16/07                                                                         105,000            104,344
Pacific Gas & Electric 3.60% 3/1/09                                                                      115,000            111,166
Potomac Electric Power 6.25% 10/15/07                                                                     75,000             77,208
#Power Contract Financing 144A 5.20% 2/1/06                                                               37,838             37,929
#Power Receivables Finance 144A 6.29% 1/1/12                                                              89,492             91,699
PSEG Funding Trust I 5.381% 11/16/07                                                                      60,000             60,498
Southern Capital Funding 5.30% 2/1/07                                                                     25,000             25,209
                                                                                                                          ---------
                                                                                                                            873,283
                                                                                                                          ---------
Energy - 0.39%
Valero Energy 6.125% 4/15/07                                                                             100,000            102,087
                                                                                                                          ---------
                                                                                                                            102,087
                                                                                                                          ---------
Finance Companies - 0.86%
American Express 3.75% 11/20/07                                                                           65,000             63,995
International Lease Finance 4.625% 6/2/08                                                                 60,000             59,671
#Residential Capital 144A 6.375% 6/30/10                                                                 100,000            101,409
                                                                                                                          ---------
                                                                                                                            225,075
                                                                                                                          ---------
Insurance - 2.52%
Marsh & McLennan
   o3.71% 7/13/07                                                                                         75,000             74,694
   5.15% 9/15/10                                                                                          50,000             49,730
   5.375% 3/15/07                                                                                         95,000             95,240
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                 90,000             89,252
o#Oil Insurance 144A 5.15% 8/15/33                                                                       190,000            188,972
St. Paul Travelers 5.01% 8/16/07                                                                          90,000             90,141
Willis Group 5.125% 7/15/10                                                                               70,000             70,022
                                                                                                                          ---------
                                                                                                                            658,051
                                                                                                                          ---------

Natural Gas - 0.55%
Sempra Energy
  o4.29% 5/21/08                                                                                          60,000             60,194
   4.621% 5/17/07                                                                                         85,000             84,855
                                                                                                                          ---------
                                                                                                                            145,049
                                                                                                                          ---------
Real Estate - 0.37%
Developers Diversified Realty 4.625% 8/1/10                                                              100,000             97,720
                                                                                                                          ---------
                                                                                                                             97,720
                                                                                                                          ---------
Technology - 0.50%
Motorola 4.608% 11/16/07                                                                                 130,000            129,915
                                                                                                                          ---------
                                                                                                                            129,915
                                                                                                                          ---------
Transportation - 1.87%
Continental Airlines 6.503% 6/15/11                                                                      245,000            236,068
oCSX 4.01% 8/3/06                                                                                         24,000             24,045
#Erac USA Finance 144A 7.35% 6/15/08                                                                     215,000            228,035
                                                                                                                          ---------
                                                                                                                            488,148
                                                                                                                          ---------
TOTAL CORPORATE BONDS (COST $6,616,499)                                                                                   6,504,382
                                                                                                                          =========
NON-AGENCY ASSET-BACKED SECURITIES- 17.07%
Ameriquest Mortgage Securities Series 2003-11 5.14% 1/25/34                                               65,000             65,047
Capital One Multi-Asset Execution Trust
   Series 2003-C2 C2 4.32% 4/15/09                                                                        55,000             54,921
   Series 2004-C1 C1 3.40% 11/16/09                                                                      247,000            242,912
Chase Funding Mortgage Loan Certificates
   Series 2002-3 1A6 4.707% 9/25/13                                                                      215,000            213,931
   Series 2003-4 1A4 3.303% 11/25/29                                                                     275,000            270,461
CIT Equipment Collateral Series 2005-VT1 A4 4.36% 11/20/12                                               290,000            288,301
Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                      65,000             64,395
   oSeries 2004-13 AF2 3.683% 8/24/24                                                                    130,000            128,095
   oSeries 2004-13 AV2 4.09% 5/25/34                                                                     160,000            160,355
   #Series 2004-BC1N Note 144A 5.50% 4/25/35                                                              10,957             10,947
   Series 2004-S1 A2 3.872% 3/25/20                                                                      210,000            206,592
   oSeries 2005-7 AF2 4.367% 11/25/35                                                                    280,000            276,582
   oSeries 2005-12 2A2 4.898% 6/25/36                                                                    100,000            100,000
oEquifirst Mortgage Loan Trust Series 2004-3 A2 4.16% 12/25/34                                           130,000            130,285
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                          150,000            148,531
General Motors Acceptance Corporation Mortgage Corporation Loan Trust Series
   2003-HE2 A3 4.12% 10/25/26                                                                            195,000            193,749
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09                                           102,197            101,567
Onyx Acceptance Grantor Trust Series 2002-C A4 4.07% 4/15/09                                             199,253            199,137
oOption One Mortgage Loan Trust Series 2005-4 A3 4.14% 11/25/35                                          125,000            125,000
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                      110,000            108,542
   Series 2005-2 AF2 4.361% 8/25/35                                                                       65,000             64,330
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 4.06% 12/25/34                                                                   70,000             70,096
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      60,000             59,488
Residential Asset Securities
   Series 1999-KS1 AI8 6.32% 4/25/30                                                                      98,492             98,246
   Series 1999-KS4 AI4 7.22% 6/25/28                                                                      43,156             43,520
Residential Funding Mortgage Securities Series 2005-HI1 A2 3.89% 8/25/34                                 240,000            237,575
oSaxon Asset Securities Trust Series 2005-1 A2B 4.05% 5/25/35                                            180,000            180,151
#Sharp Net Interest Margin Trust Series 2003-HE1N 144A 6.90% 11/25/33                                      4,024              4,022
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                                 147,561            147,097
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                      54,773             50,567
   Series 2005-4XS 1A2B 4.67% 3/25/35                                                                    110,000            108,533
   Series 2005-NC1 A2 3.92% 2/25/35                                                                      125,000            123,397
   oSeries 2005-NC1 A7 4.06% 2/25/35                                                                      70,000             70,102
WFS Financial Owner Trust Series 2002-1 A4A 4.87% 9/20/09                                                118,198            118,405
                                                                                                                          ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $4,492,294)                                                                4,464,879
                                                                                                                          =========
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 12.71%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                     110,850            112,166
   Series 2004-2 1A1 6.00% 3/25/34                                                                        89,623             90,687
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     47,704             48,566
   Series 2005-9 5A1 5.50% 10/25/20                                                                      135,000            136,773

Bank of America Mortgage Securities
  oSeries 2003-D 1A2 3.428% 5/25/33                                                                        6,403              6,400
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                    165,000            163,893
  oSeries 2004-A 1A1 3.48% 2/25/34                                                                        45,312             45,050
   oSeries 2004-E 1A1 3.522% 6/25/34                                                                      79,238             77,990
   Series 2005-9 2A1 4.75% 10/25/20                                                                       75,000             73,852
   oSeries 2005-F 2A3 4.741% 7/25/35                                                                      96,793             95,886
  oSeries 2005-I 2A1 4.894% 10/25/35                                                                     160,000            160,001
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10 A1B 4.75% 10/25/35                             75,000             74,578
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                    123,028            124,716
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                     60,000             59,874
~oCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 4.11% 5/25/33                       57,852             56,966
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                      63,498             64,986
   Series 2004-1 3A1 7.00% 2/25/34                                                                        15,020             15,374
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                             24,020             23,971
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         108,722            110,572
oFirst Horizon Asset Securities Series 2004-AR5 4A1 5.694% 10/25/34                                       59,242             59,817
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 7.75% 9/19/27                                                                          44,922             47,524
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                      50,096             53,564
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                      25,719             28,079
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                             71,854             72,696
oJPMorgan Mortgage Trust Series 2005-A6 1A2 5.158% 9/25/35                                               105,000            104,934
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.90% 12/25/33                                  120,000            118,883
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                       94,839            101,262
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                         56,762             56,762
Nomura Asset Acceptance
  oSeries 2004-AP2 A2 4.099% 7/25/34                                                                      53,857             53,739
   Series 2005-WF1 2A2 4.786% 3/25/35                                                                    100,000             98,842
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                      54,653             56,116
   Series 2004-SL4 A3 6.50% 7/25/32                                                                       51,682             52,779
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                       51,929             52,157
   Series 2005-3XS A2 4.08% 1/25/35                                                                      130,000            130,073
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34                                              49,558             49,929
Thornburg Mortgage Securities Trust Series 2005-3 A1 4.07% 10/25/35                                      100,000            100,000
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                       53,041             52,044
   Series 2003-AR9 1A7 4.06% 9/25/33                                                                      30,552             30,194
   Series 2004-AR4 A2 2.98% 6/25/34                                                                      115,000            113,156
   Series 2005-AR3 A1 4.65% 3/25/35                                                                      112,675            111,404
oWells Fargo Mortgage Backed Securities Trust
    Series 2004-DD 2A3 4.535% 1/25/35                                                                     80,000             79,272
   Series 2004-I 1A1 3.385% 7/25/34                                                                       94,123             93,674
   Series 2004-T A1 3.454% 9/25/34                                                                        66,175             65,867
                                                                                                                          ---------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,353,923)                                                    3,325,068
                                                                                                                          =========
U.S. TREASURY OBLIGATIONS- 22.35%
"U.S. Treasury Bill 3.807% 3/30/06                                                                        80,000             78,523
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                        138,190            134,703
   83.00% 7/15/12                                                                                        336,846            366,662
   3.625% 1/15/08                                                                                        193,490            204,872
   3.875% 1/15/09                                                                                        196,561            213,300
U.S. Treasury Notes
   3.75% 3/31/07                                                                                       3,245,000          3,225,227
   3.75% 5/15/08                                                                                          55,000             54,429
   3.875% 7/31/07                                                                                         25,000             24,875
   3.875% 9/15/10                                                                                        145,000            142,995
   4.125% 8/15/08                                                                                        195,000            194,772
   4.125% 8/15/10                                                                                        835,000            831,511
   4.25% 8/15/15                                                                                         375,000            372,774
                                                                                                                          ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $5,873,886)                                                                         5,844,643
                                                                                                                          =========

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS - 1.54%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $166,345,
collateralized by $22,200 U.S. Treasury Bills
due 2/16/06, market value $21,938,
$6,700 U.S. Treasury Notes 1.50%
due 3/31/06, market value $6,608,
$55,700 U.S. Treasury Notes 1.875%
due 1/31/06, market value $55,544,
$48,500 U.S. Treasury Notes 2.375%
due 8/15/06, market value $47,932,
$21,500 U.S. Treasury Notes 2.50%
due 5/31/06, market value $21,454,
$10,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $9,969,
$1,400 U.S. Treasury Notes 2.875%
due 11/30/06, market value $1,350 and
$4,800 U.S. Treasury Notes 4.625%
due 5/15/06, market value $4,893)                                                                       $166,300            166,300

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $236,764,
collateralized by $245,400 U.S. Treasury Bills
due 3/2/06, market value $241,512)                                                                       236,700            236,700
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $403,000)                                                                                 403,000
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES - 99.96%
   (cost $26,413,160)                                                                                                    26,142,656
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.04%                                                          10,906
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 2,680,641 SHARES OUTSTANDING - 100.00%                                                         $26,153,562
                                                                                                                        ===========

~Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
oVariable rate notes. The interest rate shown is the rate as of September 30,
 2005.
#Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 5 in "Notes."
&Fully or partially pledged as collateral for financial futures contracts
"The interest rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
S.F. - Single Family
yr - Year

FUTURES CONTRACTS(1)

The following futures contracts were outstanding at September 30, 2005:

CONTRACTS                                NOTIONAL               NOTIONAL                                   UNREALIZED
 TO SELL                                (PROCEEDS)               VALUE           EXPIRATION DATE          APPRECIATION
 -------                                ----------               -----           ---------------          ------------
(31) U.S. Treasury 5 year notes        $(3,330,997)           $(3,312,641)           12/31/05                $18,356
                                                                                                             -------
                                                                                                             $18,356
                                                                                                             =======

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the "Series").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                                  $26,420,042
                                                     -----------
Aggregate unrealized appreciation                          6,642
Aggregate unrealized depreciation                       (284,028)
                                                     -----------
Net unrealized depreciation                          $  (277,386)
                                                     -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $1,214,929 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008 and $82,894 expires in 2010.

3.  FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. SWAP AGREEMENTS
During the period ended September 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At September 30, 2005 the Series had no outstanding total return Swap Agreements.

5. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of -mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, 144A securities represented approximately 5.28% of total assets and no securities have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES

September 30, 2005
                                                                                                     PRINCIPAL           MARKET
                                                                                                      AMOUNT             VALUE
"COMMERCIAL PAPER - 77.27%
Colleges & Universities - 5.71%
Leland Stanford Junior University 3.762% 11/9/05                                                      $1,000,000        $   995,949
University of California 3.906% 1/10/06                                                                  500,000            494,585
                                                                                                                        -----------
                                                                                                                          1,490,534
                                                                                                                        -----------
Financial Services - 48.08%
>Barton Capital 3.65% 10/18/05                                                                         1,000,000            998,286
CBA Finance 3.774% 11/14/05                                                                              600,000            597,250
>Eiffel Funding 3.668% 10/25/05                                                                        1,000,000            997,567
>Eureka Securitization 3.823% 11/16/05                                                                 1,000,000            995,144
ING America Insurance Holdings 3.775% 11/21/05                                                           685,000            681,371
Massmutual Fund 3.881% 10/3/05                                                                           325,000            324,930
>Moat Funding 3.803% 10/5/05                                                                           1,000,000            999,578
Nationwide Life 3.645% 10/17/05                                                                        1,000,000            998,391
Prudential
   3.722% 11/28/05                                                                                       420,000            417,503
   3.764% 11/18/05                                                                                       500,000            497,513
Rabobank USA Finance 3.881% 10/3/05                                                                    1,000,000            999,785
>Steamboat Funding 3.882% 10/5/05                                                                      1,000,000            999,569
>Surrey Funding 3.901% 10/3/05                                                                         1,000,000            999,783
>Three Pillars Funding 3.766% 10/26/05                                                                 1,050,000          1,047,265
UBS Finance 3.861% 10/3/05                                                                             1,000,000            999,785
                                                                                                                        -----------
                                                                                                                         12,553,720
                                                                                                                        -----------
Industrial - 3.83%
BP Amoco Capital 3.861% 10/3/05                                                                        1,000,000            999,786
                                                                                                                        -----------
                                                                                                                            999,786
                                                                                                                        -----------
Mortgage Bankers & Brokers - 19.65%
Credit Suisse First Boston 3.41% 11/21/05                                                              1,000,000            995,127
Depfa Bank 3.976% 2/21/06                                                                                250,000            246,117
HBOS Treasury Services 3.765% 11/18/05                                                                   400,000            398,005
Lehman Brothers Holdings 3.881% 10/3/05                                                                1,000,000            999,785
Morgan Stanley
   3.867% 11/9/05                                                                                        475,000            473,019
   3.902% 10/4/05                                                                                        525,000            524,829
Nordea North America 3.704% 12/6/05                                                                    1,000,000            993,272
Westpac Capital 3.807% 10/17/05                                                                          502,000            501,152
                                                                                                                        -----------
                                                                                                                          5,131,306
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER (COST $20,175,346)                                                                                20,175,346
                                                                                                                        ===========
CERTIFICATES OF DEPOSIT - 7.66%
"First Tennessee Bank 3.62% 10/14/05                                                                   1,000,000          1,000,000
"Lloyds TSB Bank New York 3.88% 12/28/05                                                               1,000,000          1,000,000
                                                                                                                        -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,000,000)                                                                           2,000,000
                                                                                                                        ===========
FLOATING RATE NOTES - 11.49%
oBank of America 3.81% 6/7/06                                                                          1,000,000          1,000,000
oGoldman Sachs 3.86% 8/7/06                                                                            1,000,000          1,000,000
oWashington Mutual Bank 3.67% 5/31/06                                                                  1,000,000          1,000,000
                                                                                                                        -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $3,000,000)                                                                           3,000,000
                                                                                                                        ===========
oVARIABLE RATE DEMAND NOTES - 3.06%
North Texas Higher Education Authority 3.84% 12/1/44 (AMBAC)                                             800,000            800,000
                                                                                                                        -----------
TOTAL VARIABLE RATE DEMAND NOTES (COST $800,000)                                                                            800,000
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES - 99.48%
   (cost $25,975,346)@                                                                                                   25,975,346
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.52%                                                         136,378
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 26,111,639 SHARES OUTSTANDING - 100.00%                                                        $26,111,724
                                                                                                                        ===========

"The interest rate shown is the effective yield as of the time of purchase. >Asset-backed Commercial Paper.
@Also the cost for federal income tax purposes.
oVariable rate notes. The interest rate shown is the rate as of September 30, 2005.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by the Delaware VIP Trust-Delaware VIP Cash Reserve Series (the "Series").

SECURITY VALUATION - Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $53,398 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $53,398 expires in 2010.

3. CREDIT AND MARKET RISK
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES

September 30, 2005
                                                                                                       PRINCIPAL          MARKET
                                                                                                     AMOUNT(DEGREE)    VALUE (U.S.$)
AGENCY ASSET-BACKED SECURITIES - 0.24%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                             USD        55,000             54,744
   Series 2004-T4 A3 4.42% 8/25/24                                                                        35,000             34,739
oFannie Mae Whole Loan Series 2002-W11 AV1 4.00% 11/25/32                                                 87,693             87,697
oSLMA Student Loan Trust Series 2004-1 A1 3.69% 1/26/15                                                  252,069            252,213
                                                                                                                          ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $430,224)                                                                        429,393
                                                                                                                          =========
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.52%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                                                        9,371              9,923
   Series 2002-90 A1 6.50% 6/25/42                                                                        30,722             31,626
   Series 2002-90 A2 6.50% 11/25/42                                                                      138,084            141,858
   Series 2003-122 AJ 4.50% 2/25/28                                                                      137,232            135,501
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                                                         2,702              2,850
   Series 2001-T8 A2 9.50% 7/25/41                                                                        25,491             27,937
   Series 2002-T4 A3 7.50% 12/25/41                                                                       57,106             60,193
   Series 2004-T1 1A2 6.50% 1/25/44                                                                       56,422             58,117
Fannie Mae Whole Loan
   Series 2002-W6 2A1 7.00% 6/25/42                                                                       97,710            101,825
   Series 2003-W14 1A5 4.71% 9/25/43                                                                       6,601              6,586
   Series 2003-W18 1A5 4.61% 8/25/43                                                                     235,000            233,300
   Series 2004-W3 A2 3.75% 5/25/34                                                                       450,000            444,361
   Series 2004-W9 2A1 6.50% 2/25/44                                                                       15,985             16,477
   Series 2004-W11 1A2 6.50% 5/25/44                                                                     185,516            191,265
Freddie Mac
   Series 1730 Z 7.00% 5/15/24                                                                           225,170            235,717
   Series 2326 ZQ 6.50% 6/15/31                                                                          276,611            289,451
   Series 2480 EH 6.00% 11/15/31                                                                             872                877
   Series 2550 QX 4.75% 6/15/27                                                                          170,000            169,936
   Series 2552 KB 4.25% 6/15/27                                                                          245,516            244,849
   Series 2627 KP 2.87% 12/15/16                                                                         293,411            277,601
   Series 2662 MA 4.50% 10/15/31                                                                         262,207            255,621
   Series 2872 GC 5.00% 11/15/29                                                                         220,000            217,502
   Series 2889 OE 5.00% 1/15/30                                                                           60,000             58,948
   Series 2890 PC 5.00% 7/15/30                                                                          105,000            103,177
   Series 2902 LC 5.50% 12/15/17                                                                         295,000            298,407
   Series 2915 KP 5.00% 11/15/29                                                                         265,000            260,476
   Series 2936 PC 5.00% 9/15/30                                                                          305,000            299,413
   Series 2981 NC 5.00% 4/15/31                                                                           85,000             83,289
   Series 3022 MB 5.00% 12/15/28                                                                         165,000            164,583
Freddie Mac Structured Pass Through Securities
   Series T-54 2A 6.50% 2/25/43                                                                           55,484             56,995
   Series T-58 1A2 3.108% 5/25/35                                                                          4,855              4,823
   Series T-58 2A 6.50% 9/25/43                                                                           21,510             22,127
GNMA Series 2002-62 B 4.763% 1/16/25                                                                       5,000              4,987
                                                                                                                          ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,552,377)                                                        4,510,598
                                                                                                                          =========

AGENCY MORTGAGE-BACKED SECURITIES - 10.32%
Fannie Mae
   5.50% 1/1/13                                                                                          338,456            343,110
   5.73% 12/1/08                                                                                          22,702             23,327
   6.202% 5/1/09                                                                                          42,513             43,922
   6.50% 8/1/17                                                                                           91,821             94,805
   6.765% 1/1/07                                                                                          22,341             22,676
oFannie Mae ARM 5.073% 8/1/35                                                                            274,107            273,422
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                                                          12,496             12,383
   5.00% 8/1/34                                                                                           79,905             79,106
   5.00% 11/1/34                                                                                         119,650            118,453
   5.00% 4/1/35                                                                                          305,298            301,863
Fannie Mae S.F. 15 yr TBA
   4.50% 10/1/20                                                                                       1,645,000          1,611,072
   5.00% 10/1/20                                                                                       1,350,000          1,346,625
   5.50% 10/1/35                                                                                         655,000            664,620
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                     1,038,676          1,045,168
Fannie Mae S.F. 30 yr
   5.50% 3/1/29                                                                                            4,092              4,098
   5.50% 4/1/29                                                                                            4,281              4,288
   6.00% 8/1/35                                                                                          583,784            593,817
   7.00% 6/1/35                                                                                           52,038             54,477
   7.00% 7/1/35                                                                                           66,816             69,948
   7.50% 3/1/32                                                                                            2,527              2,674
   7.50% 4/1/32                                                                                           10,110             10,701
   7.50% 6/1/34                                                                                          117,934            124,826
Fannie Mae S.F. 30 yr TBA
   5.00% 10/1/35                                                                                       3,780,000          3,700,856
   5.50% 10/25/35                                                                                      5,855,000          5,853,169
   6.00% 10/1/35                                                                                       1,065,000          1,082,972
   7.00% 10/1/35                                                                                         260,000            272,188
   7.50% 10/1/35                                                                                         210,000            222,272
Freddie Mac 7.00% 1/1/08                                                                                 220,680            223,852
oFreddie Mac ARM 3.729% 4/1/34                                                                            20,481             20,718
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                 23,980             23,770
Freddie Mac S.F. 20 yr 5.50% 8/1/24                                                                      226,618            228,176
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $18,578,316)                                                               18,473,354
                                                                                                                         ==========
AGENCY OBLIGATIONS - 3.19%
Fannie Mae
   3.00% 8/15/07                                                                                          40,000             39,025
   3.125% 12/15/07                                                                                        10,000              9,735
   ^5.399% 10/9/19                                                                                       185,000             88,856
   6.375% 8/15/07                                                                                        971,000            748,103
   6.625% 11/15/30                                                                                        95,000            117,667
^Financing Corporation Principal Strip
   CPN 1 4.413% 11/11/13                                                                                 685,000            469,119
   CPN 1 4.898% 11/11/17                                                                                 290,000            160,651
   PRN 1 5.00% 5/11/18                                                                                 1,800,000            986,304
   PRN 13 4.883% 12/27/18                                                                                255,000            134,914
   PRN 15 5.24% 3/7/19                                                                                   155,000             81,104
   PRN 16 4.674% 4/5/19                                                                                  340,000            177,163
   PRN D 4.57% 9/26/19                                                                                 1,335,000            678,085
Freddie Mac 4.00% 8/17/07                                                                                970,000            964,568
^Residual Funding Principal Strip 5.044% 10/15/19                                                        900,000            461,496
^Resolution Funding Corporation Interest Strip
   5.209% 1/15/25                                                                                        825,000            323,851
   5.24% 10/15/25                                                                                        685,000            260,325
                                                                                                                         ----------
TOTAL AGENCY OBLIGATIONS (COST $5,638,855)                                                                                5,700,966
                                                                                                                         ==========
COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.38%
Bank of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                                       40,000             39,256
   Series 2005-1 A3 4.877% 11/10/42                                                                      375,000            374,756
   oSeries 2005-5 A4 5.115% 10/10/45                                                                     435,000            437,200

#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                       215,000            216,723
#Commercial Mortgage Pass Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34                    194,671            205,999
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                                 90,000             88,507
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                       200,000            200,930
GE Capital Commercial Mortgage
   Series 2002-1A A3 6.269% 12/10/35                                                                     365,000            390,560
   Series 2005-C2 A2 4.706% 5/10/43                                                                      370,000            367,743
   Series 2005-C3 A3FX 4.863% 7/10/45                                                                     50,000             49,980
General Motors Acceptance Corporation Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35     210,010            218,486
#Hilton Hotel Pool Trust Series 2000 HLTA A1 144A 7.055% 10/6/15                                          15,729             16,673
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                                      290,000            297,276
   Series 2002-C2 A2 5.05% 12/12/34                                                                      280,000            281,646
   Series 2003-C1 A2 4.985% 1/12/37                                                                       20,000             20,054
LB-UBS Commercial Mortgage Trust
   Series 2002-C1 A4 6.462% 3/15/31                                                                      110,000            119,400
   Series 2005-C5 A2 4.885% 9/15/40                                                                      355,000            355,494
Merrill Lynch Mortgage Trust
   oSeries 2004-BPC1 A3 4.467% 10/12/41                                                                   25,000             24,382
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                     300,000            300,917
   oSeries 2005-CIP1 B 5.10% 7/12/38                                                                      80,000             80,128
Morgan Stanley Capital I Series 2005-HQ6 A2A 4.882% 8/13/42                                              115,000            114,718
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                              65,000             63,259
                                                                                                                          ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $4,310,453)                                                             4,264,087
                                                                                                                          =========
CORPORATE BONDS - 31.41%
Banking - 1.04%
o#Banco Santander 144A 4.148% 12/9/09                                                                    $60,000            $59,803
oBarclays Bank 6.278% 12/29/49                                                                           130,000            128,083
Citigroup 5.875% 2/22/33                                                                                 210,000            216,380
Credit Suisse First Boston USA 6.125% 11/15/11                                                            75,000             79,782
o#HBOS 144A 5.92% 9/29/49                                                                                300,000            301,291
Popular North America 4.25% 4/1/08                                                                       185,000            182,704
Popular North America Capital Trust I 6.564% 9/15/34                                                     130,000            136,793
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        110,000            110,490
oRBS Capital Trust I 4.709% 12/29/49                                                                      95,000             91,800
Regions Financial 6.375% 5/15/12                                                                          25,000             27,024
o#Resona Bank 144A 5.85% 9/29/49                                                                         305,000            301,614
o#Resona Preferred Global Securities 144A 7.191% 12/29/49                                                220,000            228,154
                                                                                                                          ---------
                                                                                                                          1,863,918
                                                                                                                          =========
Basic Industry - 3.02%
Abitibi-Consolidated
   6.95% 4/1/08                                                                                           60,000             60,750
   7.875% 8/1/09                                                                                         430,000            428,924
   8.55% 8/1/10                                                                                          120,000            122,700
AK Steel 7.75% 6/15/12                                                                                    95,000             88,113
Barrick Gold Finance 7.50% 5/1/07                                                                         60,000             62,580
Bowater
   9.00% 8/1/09                                                                                          195,000            206,700
   9.50% 10/15/12                                                                                        355,000            383,400
#Codelco 144A 5.625% 9/21/35                                                                             190,000            188,796
Donohue Forrest Products 7.625% 5/15/07                                                                  235,000            244,400
Fort James 7.75% 11/15/23                                                                                310,000            343,325
Georgia-Pacific 8.875% 5/15/31                                                                           110,000            130,644
#Huntsman International 144A 7.375% 1/1/15                                                               155,000            149,188
Lubrizol 4.625% 10/1/09                                                                                   40,000             39,357
NewPage 10.00% 5/1/12                                                                                    175,000            165,375
Norske Skog Canada 8.625% 6/15/11                                                                        580,000            585,799
#Novelis 144A 7.25% 2/15/15                                                                              150,000            142,500
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 190,000            142,500
Potlatch 12.50% 12/1/09                                                                                  150,000            182,345

Rhodia
   8.875% 6/1/11                                                                                         250,000            237,500
   10.25% 6/1/10                                                                                         100,000            106,250
Smurfit Capital Funding 7.50% 11/20/25                                                                   320,000            292,800
++Solutia 6.72% 10/15/37                                                                                 275,000            235,813
Stone Container 9.75% 2/1/11                                                                             335,000            341,700
Tembec Industries 8.625% 6/30/09                                                                         370,000            253,450
Temple-Inland 5.003% 5/17/07                                                                             135,000            135,035
Witco 6.875% 2/1/26                                                                                      125,000            128,750
                                                                                                                          ---------
                                                                                                                          5,398,694
                                                                                                                          ---------
Brokerage - 0.73%
Amvescap 4.50% 12/15/09                                                                                  150,000            147,673
E Trade Financial 8.00% 6/15/11                                                                          300,000            311,250
#E Trade Financial 144A 8.00% 6/15/11                                                                    100,000            103,750
Franklin Resources 3.70% 4/15/08                                                                           5,000              4,887
Goldman Sachs 6.345% 2/15/34                                                                             215,000            224,766
Labranche & Company
   9.50% 5/15/09                                                                                         150,000            159,750
   11.00% 5/15/12                                                                                        125,000            138,750
oMerrill Lynch 3.33% 3/12/07                                                                              95,000             94,852
Morgan Stanley 4.75% 4/1/14                                                                              125,000            120,803
                                                                                                                          ---------
                                                                                                                          1,306,481
                                                                                                                          ---------
Capital Goods - 1.24%
Aleris International 9.00% 11/15/14                                                                      146,000            154,760
Allied Waste North America 9.25% 9/1/12                                                                  254,000            276,225
++Anchor Glass 11.00% 2/15/13                                                                            100,000             64,500
Armor Holdings 8.25% 8/15/13                                                                             300,000            324,750
Casella Waste Systems 9.75% 2/1/13                                                                       300,000            325,500
General Electric 5.00% 2/1/13                                                                            175,000            176,723
Geo Subordinate 11.00% 5/15/12                                                                           195,000            196,950
Graham Packaging 9.875% 10/15/14                                                                         250,000            241,250
Interface 10.375% 2/1/10                                                                                 255,000            276,675
Intertape Polymer 8.50% 8/1/14                                                                           180,000            178,157
                                                                                                                          ---------
                                                                                                                          2,215,490
                                                                                                                          ---------
Communications - 5.92%
>Adelphia Communications 8.125% 7/15/03                                                                   80,000             60,000
Alaska Communications Systems Holdings 9.875% 8/15/11                                                    320,000            351,200
Alltel 4.656% 5/17/07                                                                                    135,000            134,927
American Cellular 10.00% 8/1/11                                                                          130,000            142,350
American Tower 7.125% 10/15/12                                                                           135,000            142,425
Bellsouth
   4.20% 9/15/09                                                                                          40,000             39,260
   6.00% 11/15/34                                                                                         55,000             55,420
#CCH I 144A 11.00% 10/1/15                                                                               475,281            465,776
Centennial Cellular Operating 10.125% 6/15/13                                                             90,000            101,700
Cenveo 9.625% 3/15/12                                                                                    110,000            118,525
#Charter Communications 144A 5.875% 11/16/09                                                              65,000             53,950
!Charter Communication Holdings
   11.75% 5/15/11                                                                                        270,000            194,400
   13.50% 1/15/11                                                                                        130,000            108,550
Cincinnati Bell 8.375% 1/15/14                                                                           170,000            168,300
Cox Communications 4.625% 1/15/10                                                                         60,000             58,721
CSC Holdings
   8.125% 7/15/09                                                                                        100,000            101,250
   10.50% 5/15/16                                                                                        350,000            378,438
Dex Media East 12.125% 11/15/12                                                                           80,000             94,000
#Digicel Limited 144A 9.25% 9/1/12                                                                       100,000            104,000
GTE California 7.65% 3/15/07                                                                             470,000            487,726
#Hanarotelecom 144A 7.00% 2/1/12                                                                         285,000            281,708
!Inmarsat Finance 10.375% 11/15/12                                                                       360,000            297,000
!Insight Communications 12.25% 2/15/11                                                                    75,000             76,875
Insight Midwest 10.50% 11/1/10                                                                           400,000            422,000

InterActiveCorp 6.75% 11/15/05                                                                           255,000            255,546
iPCS 11.50% 5/1/12                                                                                        80,000             92,800
IWO Escrow Company
    o7.349% 1/15/12                                                                                       25,000             26,125
   !10.75% 1/15/15                                                                                        20,000             14,150
Liberty Media
   o5.37% 9/17/06                                                                                         62,000             62,531
   5.70% 5/15/13                                                                                         320,000            292,805
MCI
   6.908% 5/1/07                                                                                         105,000            106,050
   7.688% 5/1/09                                                                                         455,000            473,199
Mediacom Capital 9.50% 1/15/13                                                                           350,000            349,125
Nextmedia Operating 10.75% 7/1/11                                                                        180,000            193,725
o#Qwest 144A 7.12% 6/15/13                                                                               125,000            130,625
Qwest Service 13.50% 12/15/10                                                                            255,000            293,250
Rogers Cablesystems 11.00% 12/1/15                                                                       105,000            111,694
Rural Cellular
   9.625% 5/15/08                                                                                        125,000            126,250
   9.875% 2/1/10                                                                                         125,000            131,875
SBC Communications
   4.125% 9/15/09                                                                                         65,000             63,418
   6.15% 9/15/34                                                                                         120,000            123,222
Sheridan Acquisition 10.25% 8/15/11                                                                       95,000             99,275
#Sirius Satellite 144A 9.625% 8/1/13                                                                     180,000            173,700
Sprint Capital
   !6.00% 8/17/06                                                                                        105,000            105,185
   6.375% 5/1/09                                                                                          20,000             21,016
   8.75% 3/15/32                                                                                         325,000            437,133
Suncom Wireless 9.375% 2/1/11                                                                             70,000             57,750
#Telecom Italia Capital 144A 4.00% 1/15/10                                                               105,000            100,920
Telefonos de Mexico 4.50% 11/19/08                                                                       180,000            178,124
Time Warner Entertainment 8.375% 3/15/23                                                                 155,000            188,479
Time Warner Telecommunications 9.75% 7/15/08                                                             185,000            188,238
oUS LEC 11.89% 10/1/09                                                                                    95,000             98,325
US Unwired 10.00% 6/15/12                                                                                125,000            144,375
Valor Telecom Enterprises 7.75% 2/15/15                                                                  200,000            195,000
Verizon Global
   4.90% 9/15/15                                                                                          95,000             93,073
   5.85% 9/15/35                                                                                         580,000            572,390
Verizon Wireless 5.375% 12/15/06                                                                         260,000            262,599
Vertis 10.875% 6/15/09                                                                                   130,000            128,375
XM Satellite Radio
   12.00% 6/15/10                                                                                        148,000            169,460
   14.00% 3/15/10                                                                                         90,000             97,200
                                                                                                                         ----------
                                                                                                                         10,595,508
                                                                                                                         ----------
Consumer Cyclical - 4.43%
Accuride 8.50% 2/1/15                                                                                    200,000            197,000
Advanced Accessory Systems 10.75% 6/15/11                                                                150,000            129,375
Autonation 9.00% 8/1/08                                                                                  225,000            244,125
#Carrols 144A 9.00% 1/15/13                                                                              300,000            306,000
#CCM Merger 144A 8.00% 8/1/13                                                                             70,000             70,963
oCentex 3.95% 8/1/07                                                                                     130,000            130,162
Corrections Corporation of America 7.50% 5/1/11                                                          230,000            238,338
oDaimlerChrysler NA Holding 4.314% 9/10/07                                                               170,000            170,495
Dana 5.85% 1/15/15                                                                                       155,000            122,354
Darden Restaurants 6.00% 8/15/35                                                                         355,000            336,381
Ford Motor 7.45% 7/16/31                                                                                 725,000            569,124
Ford Motor Credit
   5.625% 10/1/08                                                                                         10,000              9,456
   5.70% 1/15/10                                                                                         105,000             95,471
   6.625% 6/16/08                                                                                        155,000            151,585
   7.00% 10/1/13                                                                                          95,000             88,230

Gaylord Entertainment 6.75% 11/15/14                                                                     100,000             97,250
General Motors Acceptance Corporation
   o4.559% 7/16/07                                                                                       180,000            175,125
   6.75% 12/1/14                                                                                         190,000            165,540
JC Penney 7.375% 8/15/08                                                                                 120,000            127,500
Johnson Controls 5.00% 11/15/06                                                                           20,000             20,062
Jones Apparel 4.25% 11/15/09                                                                              95,000             90,093
Landry's Restaurant 7.50% 12/15/14                                                                       135,000            128,925
Limited Brands 6.95% 3/1/33                                                                               90,000             87,894
Lodgenet Entertainment 9.50% 6/15/13                                                                     280,000            308,000
Mandalay Resort Group 10.25% 8/1/07                                                                      225,000            243,000
#Metaldyne 144A 11.00% 11/1/13                                                                           260,000            227,500
MGM MIRAGE 9.75% 6/1/07                                                                                   50,000             53,500
#Neiman Marcus 144A 10.375% 10/15/15                                                                     175,000            175,000
++Northwest Airlines 8.875% 6/1/06                                                                        85,000             24,225
O'Charleys 9.00% 11/1/13                                                                                 160,000            170,400
Penn National Gaming 8.875% 3/15/10                                                                      530,000            561,799
Royal Caribbean Cruises 7.25% 3/15/18                                                                    250,000            266,250
Schuler Homes 10.50% 7/15/11                                                                              80,000             86,800
Time Warner 8.18% 8/15/07                                                                                210,000            222,628
!Town Sports International 11.00% 2/1/14                                                                 130,000             88,400
True Temper Sports 8.375% 9/15/11                                                                        260,000            243,100
++United AirLines 7.73% 7/1/10                                                                           134,897            128,902
#Uno Restaurant 144A 10.00% 2/15/11                                                                      175,000            162,750
Visteon
   7.00% 3/10/14                                                                                         205,000            178,863
   8.25% 8/1/10                                                                                          485,000            463,174
Warnaco 8.875% 6/15/13                                                                                   150,000            162,750
Warner Music Group 7.375% 4/15/14                                                                        125,000            125,938
Wheeling Island Gaming 10.125% 12/15/09                                                                  275,000            290,125
                                                                                                                          ---------
                                                                                                                          7,934,552
                                                                                                                          ---------
Consumer Non-Cyclical - 3.67%
Albertson's 8.00% 5/1/31                                                                                 525,000            479,290
#AmerisourceBergen 144A 5.875% 9/15/15                                                                   110,000            109,175
Amgen 4.00% 11/18/09                                                                                      30,000             29,358
Biovail 7.875% 4/1/10                                                                                    520,000            542,099
Brickman Group 11.75% 12/15/09                                                                           225,000            253,125
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                         125,000            131,875
   10.625% 9/1/08                                                                                        175,000            184,625
Constellation Brands 8.125% 1/15/12                                                                      360,000            382,050
Cott Beverages 8.00% 12/15/11                                                                            295,000            303,850
#FTI Consulting 144A 7.625% 6/15/13                                                                      175,000            179,375
HCA 5.50% 12/1/09                                                                                        130,000            127,981
Healthsouth 10.75% 10/1/08                                                                               390,000            383,175
Kraft Foods
   4.125% 11/12/09                                                                                       245,000            239,120
   6.50% 11/1/31                                                                                          60,000             66,779
#Le-Natures 144A 10.00% 6/15/13                                                                          230,000            249,550
Medco Health Solutions 7.25% 8/15/13                                                                     130,000            143,489
MedPartners 7.375% 10/1/06                                                                               410,000            419,738
#Medtronic 144A 4.375% 9/15/10                                                                           150,000            148,290
#Miller Brewing 144A 4.25% 8/15/08                                                                        65,000             64,120
National Beef Packing 10.50% 8/1/11                                                                      250,000            260,625
NDCHealth 10.50% 12/1/12                                                                                 225,000            258,750
Pilgrim's Pride 9.625% 9/15/11                                                                           175,000            189,000
Pinnacle Foods 8.25% 12/1/13                                                                             150,000            142,500
Safeway 6.15% 3/1/06                                                                                      75,000             75,300
Universal 6.50% 2/15/06                                                                                   90,000             90,666
US Oncology 10.75% 8/15/14                                                                               275,000            309,375
UST 6.625% 7/15/12                                                                                       130,000            140,174

!Vanguard Health 11.25% 10/1/15                                                                          175,000            127,750
#Warner Chilcott 144A 8.75% 2/1/15                                                                       270,000            260,550
WellPoint
   3.75% 12/14/07                                                                                        145,000            142,123
   4.25% 12/15/09                                                                                         80,000             78,327
#Williams Scotsman 144A 8.50% 10/1/15                                                                     60,000             61,050
                                                                                                                          ---------
                                                                                                                          6,573,254
                                                                                                                          ---------
Electric - 2.18%
Arizona Public Service 5.50% 9/1/35                                                                      160,000            156,681
Avista 9.75% 6/1/08                                                                                       10,000             11,102
Calpine
   7.625% 4/15/06                                                                                         60,000             53,100
   10.50% 5/15/06                                                                                        170,000            153,000
o#Calpine 144A 9.349% 7/15/07                                                                            181,638            139,861
CMS Energy 9.875% 10/15/07                                                                               100,000            109,250
Dominion Resources
   o4.30% 9/28/07                                                                                        600,000            600,174
   7.195% 9/15/14                                                                                         70,000             78,802
Duke Capital 5.668% 8/15/14                                                                               95,000             96,642
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    345,000            386,399
Elwood Energy 8.159% 7/5/26                                                                              274,728            306,322
Midwest Generation
   8.30% 7/2/09                                                                                          145,000            152,613
   8.75% 5/1/34                                                                                          240,000            268,500
++Mirant Americas Generation 7.625% 5/1/06                                                               110,000            133,925
Orion Power Holdings 12.00% 5/1/10                                                                       155,000            187,550
Pepco Holdings 5.50% 8/15/07-00                                                                          250,000            253,242
#Power Contract Financing 144A 5.20% 2/1/06                                                                4,470              4,481
PSE&G Energy Holdings 7.75% 4/16/07                                                                       10,000             10,275
Progress Energy 6.75% 3/1/06                                                                              25,000             25,225
Reliant Energy 9.50% 7/15/13                                                                              60,000             66,600
oSCANA 4.02% 3/1/08                                                                                       80,000             80,057
Southern California Edison
   o3.925% 12/13/07                                                                                       75,000             75,017
   6.00% 1/15/34                                                                                         120,000            128,473
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      100,000            101,751
#Texas Genco 144A 6.875% 12/15/14                                                                        115,000            117,588
TXU Electric Delivery 7.00% 5/1/32                                                                        20,000             23,009
TXU Energy 7.00% 3/15/13                                                                                 175,000            190,262
                                                                                                                          ---------
                                                                                                                          3,909,901
                                                                                                                          ---------
Emerging Markets - 0.53%
#Kazkommerts International 144A 7.00% 11/3/09                                                            140,000            145,425
Siberian Oil 10.75% 1/15/09                                                                              205,000            237,534
#Southern Peru 144A 7.50% 7/27/35                                                                        560,000            562,639
                                                                                                                          ---------
                                                                                                                            945,598
                                                                                                                          ---------
Energy - 0.58%
Bluewater Finance 10.25% 2/15/12                                                                         110,000            119,900
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                    10,000              9,920
#Hilcorp Energy 144A 10.50% 9/1/10                                                                       160,000            176,800
Nexen 5.875% 3/10/35                                                                                      95,000             93,441
Petroleum Geo-Services
   8.00% 11/5/06                                                                                          23,662             23,981
   10.00% 11/5/10                                                                                        195,000            219,375
oSecunda International 11.599% 9/1/12                                                                    115,000            121,900
SESI 8.875% 5/15/11                                                                                       95,000            100,700
Weatherford International 4.95% 10/15/13                                                                  72,000             71,505
Whiting Petroleum 7.25% 5/1/13                                                                           105,000            107,363
                                                                                                                          ---------
                                                                                                                          1,044,885
                                                                                                                          ---------
Finance - 1.39%
American General Finance 4.875% 7/15/12                                                                  385,000            380,141
oBerkshire Hathaway Finance 3.60% 1/11/08                                                                 75,000             75,103
FINOVA Group 7.50% 11/15/09                                                                              377,000            148,915

HSBC Finance 4.625% 9/15/10                                                                              540,000            533,660
International Lease Finance 4.625% 6/2/08                                                                 25,000             24,863
o#Premium Asset Trust Series 2005-2 144A 3.78% 2/2/07                                                     85,000             85,000
#Residential Capital 144A
   6.375% 6/30/10                                                                                        405,000            410,712
   6.875% 6/30/15                                                                                        790,000            828,133
                                                                                                                          ---------
                                                                                                                          2,486,527
                                                                                                                          ---------
Industrial - Other - 0.93%
Adesa 7.625% 6/15/12                                                                                     225,000            226,125
Foster Wheeler 10.359% 9/15/11                                                                           375,000            421,875
Interline Brands 11.50% 5/15/11                                                                          232,000            261,000
#Knowledge Learn 144A 7.75% 2/1/15                                                                       115,000            113,275
!Mueller Holdings 14.75% 4/15/14                                                                         245,000            180,075
#Nell AF SARL 144A 8.375% 8/15/15                                                                        150,000            147,375
#Panolam Industrial 144A 10.75% 10/1/13                                                                  115,000            114,138
Trimas 9.875% 6/15/12                                                                                    245,000            202,125
                                                                                                                          ---------
                                                                                                                          1,665,988
                                                                                                                          ---------
Insurance - 2.87%
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                             250,000            258,862
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                           70,000             71,029
   8.625% 5/1/24                                                                                           5,000              5,987
Marsh & McLennan
   o3.71% 7/13/07                                                                                        205,000            204,165
   5.15% 9/15/10                                                                                         530,000            527,134
   5.375% 3/15/07                                                                                        170,000            170,430
   5.375% 7/15/14                                                                                         55,000             53,276
   5.75% 9/15/15                                                                                         370,000            366,814
MetLife
   5.00% 6/15/15                                                                                         280,000            276,913
   5.70% 6/15/35                                                                                         375,000            374,108
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          225,000            274,609
#Nippon Life Insurance 144A 4.875% 8/9/10                                                                605,000            599,974
o#North Front Pass-Through Trust 144A 5.81% 12/15/24                                                     500,000            503,739
o#Oil Insurance 144A 5.15% 8/15/33                                                                       215,000            213,836
St. Paul Travelers 5.01% 8/16/07                                                                         235,000            235,369
o#Twin Reefs Pass-Through Trust 144A 4.728% 12/31/49                                                     100,000             99,794
Willis Group
   5.125% 7/15/10                                                                                        580,000            580,181
   5.625% 7/15/15                                                                                        325,000            323,510
                                                                                                                          ---------
                                                                                                                          5,139,730
                                                                                                                          ---------
Natural Gas - 0.68%
oAtmos Energy 3.974% 10/15/07                                                                             45,000             45,047
El Paso Natural Gas 7.625% 8/1/10                                                                         60,000             62,686
El Paso Production Holding 7.75% 6/1/13                                                                  150,000            157,500
Enterprise Products Operating
   4.00% 10/15/07                                                                                         30,000             29,414
   4.625% 10/15/09                                                                                       225,000            220,071
#Inergy Finance 144A 6.875% 12/15/14                                                                      75,000             72,000
Sempra Energy
   o4.29% 5/21/08                                                                                        115,000            115,371
   4.621% 5/17/07                                                                                        220,000           219,625
Tennessee Gas Pipeline 8.375% 6/15/32                                                                     80,000             91,791
Valero Logistics Operations 6.05% 3/15/13                                                                190,000            197,744
                                                                                                                          ---------
                                                                                                                          1,211,249
                                                                                                                          ---------
Real Estate - 0.44%
#America Real Estate Partners 144A 7.125% 2/15/13                                                        175,000            175,875
BF Saul REIT 7.50% 3/1/14                                                                                260,000            267,800
Developers Diversified Realty 5.25% 4/15/11                                                               95,000             95,372
Tanger Properties 9.125% 2/15/08                                                                         225,000            245,250
                                                                                                                          ---------
                                                                                                                            784,297
                                                                                                                          ---------

Technology - 0.81%
#IKON Office 144A 7.75% 9/15/15                                                                          160,000            158,000
Magnachip Semiconductor 8.00% 12/15/14                                                                   205,000            189,625
Motorola
   4.608% 11/16/07                                                                                       235,000            234,846
   7.625% 11/15/10                                                                                         8,000              9,064
Sanmina-SCI 10.375% 1/15/10                                                                              300,000            332,250
#Sunguard Data 144A
   9.125% 8/15/13                                                                                         40,000             41,650
   10.25% 8/15/15                                                                                        125,000            127,188
#Telcordia Technologies 144A 10.00% 3/15/13                                                              370,000            351,499
                                                                                                                         ----------
                                                                                                                          1,444,122
                                                                                                                         ----------
Transportation - 0.95%
Continental Airlines 6.503% 6/15/11                                                                      205,000            197,526
oCSX 4.01% 8/3/06                                                                                         31,000             31,058
#Erac USA Finance 144A 7.35% 6/15/08                                                                     200,000            212,126
!#H-Lines Finance Holding 144A 11.00% 4/1/13                                                             255,000            212,925
Horizon Lines 9.00% 11/1/12                                                                              145,000            156,056
Kansas City Southern Railway 9.50% 10/1/08                                                               270,000            297,338
OMI 7.625% 12/1/13                                                                                       290,000            301,600
Seabulk International 9.50% 8/15/13                                                                      115,000            129,950
Stena 9.625% 12/1/12                                                                                     150,000            163,500
                                                                                                                         ----------
                                                                                                                          1,702,079
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $56,801,559)                                                                                 56,222,273
                                                                                                                         ==========
FOREIGN AGENCIES - 2.58%
Austria - 0.91%
Oesterreichische Kontrollbank 1.80% 3/22/10                                            JPY           176,000,000          1,630,510
                                                                                                                         ----------
                                                                                                                          1,630,510
                                                                                                                         ----------
Germany - 0.73%
Exim of Ukraine 7.75% 9/23/09                                                          USD               155,000            162,626
Gazprom Oao 9.625% 3/1/13                                                              USD               130,000            161,382
#Gazprom Oao 144A 9.625% 3/1/13                                                        USD               210,000            261,188
Rentenbank 1.375% 4/25/13                                                              JPY            80,000,000            714,253
                                                                                                                         ----------
                                                                                                                          1,299,449
                                                                                                                         ----------
United States - 0.94%
KFW International Finance 1.75% 3/23/10                                                JPY           155,000,000          1,432,354
#Pemex Project Funding Master Trust 144A
   5.75% 12/15/15                                                                      USD               150,000            148,688
   6.625% 6/15/35                                                                      USD               100,000             98,475
                                                                                                                         ----------
                                                                                                                          1,679,517
                                                                                                                         ----------
TOTAL FOREIGN AGENCIES (COST $4,782,310)                                                                                  4,609,476
                                                                                                                         ==========
MUNICIPAL BONDS - 0.69%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                                85,000             91,159
California State 5.00% 2/1/33                                                                             25,000             25,851
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                      95,000             99,833
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                                   5,000              5,460
   5.00% 12/15/13 (FGIC)                                                                                  40,000             43,703
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series A
   5.00% 6/1/45 (AMBAC)                                                                                  220,000            223,612
Illinois State Taxable Pension 5.10% 6/1/33                                                               10,000              9,888
Liberty Development Goldman 5.25% 10/1/35                                                                245,000            273,567
Massachusetts School Building Authority 5.00% 8/15/30 (FSA)                                              320,000            336,406
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                             25,000             26,608
New York State Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)                                45,000             48,752
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                          40,000             42,919
Oregon State Taxable Pension 5.892% 6/1/27                                                                 5,000              5,434
West Virginia Economic Development Authority 6.07% 7/1/26                                                  5,000              5,304
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $1,231,792)                                                                                   1,238,496
                                                                                                                         ==========

NON-AGENCY ASSET-BACKED SECURITIES - 2.06%
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                         40,637             40,717
   Series 2001-D A4 4.41% 11/12/08                                                                        36,228             36,252
Capital One Multi-Asset Execution Trust Series 2003-C2 4.32% 4/15/09                                     100,000             99,857
Citibank Credit Card Issuance Trust Series 2003-A7 4.15% 7/7/17                                           10,000              9,550
Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                      25,000             24,767
   Series 2004-S1 A2 3.872% 3/25/20                                                                      230,000            226,268
   oSeries 2005-12 2A2 4.898% 2/25/36                                                                    385,000            385,000
Household Automotive Trust Series 2002-1 A4 4.39% 5/18/09                                                 14,501             14,500
oKeycorp Student Loan Trust Series 1995-B A 4.06% 9/27/24                                                135,195            135,195
#MBNA Master Credit Card Trust Series 2000-D C 144A 8.40% 9/15/09                                         25,000             26,349
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                            22,126             21,139
   Series 2004-1 A 6.005% 8/15/37                                                                         12,223             12,632
oNovastar Home Equity Loan Series 2004-4 A2B 4.17% 3/25/35                                                70,000             70,181
oOption One Mortgage Loan Trust Series 2005-4 A3 4.14% 11/25/35                                          455,000            455,000
Renaissance Home Equity Loan Trust
   Series 2004-4 AF2 3.856% 2/25/35                                                                       95,000             93,741
   Series 2005-2 AF2 4.361% 8/25/35                                                                      570,000            564,128
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.871% 12/25/34                                                                 390,000            390,533
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      50,000             49,573
oResidential Funding Mortgage Securities II Series 2005-HI2 A1 3.97% 5/25/35                             489,562            489,572
oSaxon Asset Securities Trust Series 2005-1 A2B 4.05% 5/25/35                                            180,000            180,151
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                                                      60,539             55,890
   oSeries 2005-NC1 A7 4.06% 2/25/35                                                                     100,000            100,146
WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09                                                                       163,865            164,153
   zSeries 2002-2 A4 4.50% 2/20/10                                                                        35,996             36,032
                                                                                                                          ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $3,693,820)                                                                3,681,326
                                                                                                                          =========
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.32%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                      13,041             13,196
   Series 2004-2 1A1 6.00% 3/25/34                                                                         3,734              3,779
   Series 2004-10 1CB1 6.00% 11/25/34                                                                    102,412            104,266
   Series 2005-3 2A1 5.50% 4/25/20                                                                        88,532             89,473
   Series 2005-5 2CB1 6.00% 6/25/35                                                                      241,949            245,177
   Series 2005-6 7A1 5.50% 7/25/20                                                                       322,755            325,983
   Series 2005-9 5A1 5.50% 10/25/20                                                                      615,000            623,072
Bank of America Mortgage Securities
   oSeries 2003-D 1A2 3.428% 5/25/33                                                                         711                711
   oSeries 2003-I 2A4 3.828% 10/25/33                                                                     60,000             59,597
   oSeries 2004-A 1A1 3.482% 2/25/34                                                                      81,993             81,519
   oSeries 2004-E 1A1 3.5221% 6/25/34                                                                    168,812            166,152
   Series 2005-9 2A1 4.75% 10/25/20                                                                      405,000            398,798
   oSeries 2005-A 1A1 4.061% 2/25/35                                                                     166,531            164,189
   oSeries 2005-A 2A1 4.473% 2/25/35                                                                     191,636            189,048
   oSeries 2005-B 2A1 4.41% 3/25/35                                                                      627,543            617,967
   oSeries 2005-E 2A1 4.989% 6/25/35                                                                      79,950             80,050
   oSeries 2005-F 2A3 4.741% 7/25/35                                                                     329,097            326,012
Bear Stearn Adjustable Rate Mortgage Trust Series 2005-10 A1B 4.75% 10/31/35                             250,000            248,594
Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35                                                                    559,577            567,256
   oSeries 2004-J7 1A2 4.673% 8/25/34                                                                     75,000             74,842
   Series 2005-63 3A1 5.934% 11/25/35                                                                    430,000            434,502
oCountrywide Home Loan Mortgage Pass Through Trust Series 2003-21 A1 4.108% 5/25/33                        1,446              1,424
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                       8,659              8,862
   oSeries 2003-AR22 2A3 4.107% 9/25/33                                                                  124,059            123,484

First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         563,994            573,590
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                        2,561              2,706
   oSeries 2004-AR5 4A1 5.694% 10/25/34                                                                   36,061             36,410
#GSMPS Mortgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35                                                                      87,669             93,738
   Series 2005-RP1 1A4 8.50% 1/25/35                                                                      81,444             88,916
INDX Series 2005-AR25 1A1 5.935% 9/25/35                                                                 315,000            317,953
oIndymac Index Mortgage Loan Trust Series 2004-AR4 1A 4.669% 8/25/34                                     382,440            382,897
oJP Morgan Mortgage Trust Series 2005-A6 1A2 5.158% 9/25/35                                              405,000            404,747
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.90% 12/25/33                                   15,000             14,860
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                                       30,154             30,455
   Series 2005-3 7A1 6.00% 4/25/35                                                                       127,546            129,248
#MASTR Reperforming Loan Trust 144A
   Series 2005-1 1A5 8.00% 8/25/34                                                                       111,333            118,873
   Series 2005-2 1A4 8.00% 5/25/35                                                                       447,415            477,476
o#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                       327,476            327,476
oMerrill Lynch Mortgage Investors Series 2005-A5 A9 4.894% 6/25/35                                       427,916            428,768
Nomura Asset Acceptance Series 2005-WF1 2A2 4.786% 3/25/35                                               275,000            271,817
Prime Mortgage Trust
   Series 2004-2 A2 4.75% 11/25/19                                                                       319,105            316,292
   Series 2004-CL1 1A1 6.00% 2/25/34                                                                      16,343             16,445
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                       2,102              2,158
   Series 2004-SL4 A3 6.50% 7/25/32                                                                       68,909             70,372
   Series 2005-SL1 A2 6.00% 5/25/32                                                                      192,260            196,464
oStructured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 5A 5.50% 12/25/34                                                                       43,275             43,464
   Series 2005-18 6A1 5.337% 9/25/35                                                                     793,891            794,387
   Series 2005-3XS A2 4.08% 1/25/35                                                                      685,000            685,386
Structured Asset Securities
   oSeries 2002-22H 1A 7.00% 11/25/32                                                                      2,481              2,530
   Series 2004-12H 1A 6.00% 5/25/34                                                                       56,165             56,587
TMST Series 2005-3 A1 4.05% 9/25/35                                                                      430,000            430,000
Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                        72,286             72,784
   Series 2005-1 6A2 6.50% 3/25/35                                                                        17,904             18,097
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                       6,168              6,052
   oSeries 2003-AR9 1A7 4.056% 9/25/33                                                                    30,552             30,194
   Series 2004-CB3 1A 6.00% 10/25/34                                                                      65,591             66,541
   Series 2004-CB3 4A 6.00% 10/25/19                                                                      20,586             21,042
   oSeries 2005-AR3 A1 4.651% 3/25/35                                                                    495,772            490,180
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.53% 1/25/35                                                                      100,000             99,090
   Series 2004-I 1A1 3.383% 7/25/34                                                                      130,324            129,702
   Series 2004-T A1 3.455% 9/25/34                                                                       261,022            259,810
   Series 2005-AR16 2A1 4.947% 10/25/35                                                                  645,000            644,017
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,153,256)                                                  13,099,477
                                                                                                                         ==========
REGIONAL AGENCIES - 4.51%
Australia - 1.45%
Queensland Treasury
   6.00% 7/14/09                                                                       AUD               477,000            370,437
   6.00% 6/14/11                                                                       AUD             2,598,000          2,031,885
   6.00% 8/14/13                                                                       AUD               237,000            186,440
                                                                                                                         ----------
                                                                                                                          2,588,762
                                                                                                                         ----------

Canada - 3.06%
Ontario Province
   1.875% 1/25/10                                                                      JPY            87,000,000            807,712
   4.50% 3/8/15                                                                        CAD             1,640,000          1,446,783
   5.00% 3/8/14                                                                        CAD               817,000            748,604
   5.375% 12/2/12                                                                      CAD               513,000            480,367
Quebec Province 5.00% 12/1/15                                                          CAD             1,915,000          1,733,615
Vancouver City 3.85% 10/6/12                                                           CAD               305,000            261,655
                                                                                                                          ---------
                                                                                                                          5,478,736
                                                                                                                          ---------
TOTAL REGIONAL AGENCIES (COST $8,015,941)                                                                                 8,067,498
                                                                                                                          =========
SOVEREIGN AGENCIES - 0.71%
Canada - 0.37%
Canada Housing Trust No. 1 3.75% 3/15/10                                               CAD               775,000            669,060
                                                                                                                          ---------
                                                                                                                            669,060
                                                                                                                          ---------
Japan - 0.34%
Development Bank of Japan 1.75% 6/21/10                                                JPY            64,000,000            591,325
Japan Finance for Municipal Enterprises 1.35% 11/26/13                                 JPY             1,000,000              8,889
                                                                                                                          ---------
                                                                                                                            600,214
                                                                                                                          ---------
TOTAL SOVEREIGN AGENCIES (COST $1,301,423)                                                                                1,269,274
                                                                                                                          =========
SOVEREIGN DEBT - 13.61%
Argentina - 0.34%
Republic of Argentina
  <1.33% 12/31/38                                                                      USD             1,110,000            441,225
   o4.005% 8/3/12                                                                      USD               210,000            169,365
                                                                                                                          ---------
                                                                                                                            610,590
                                                                                                                          ---------
Austria - 0.42%
Republic of Austria 5.25% 1/4/11                                                       EUR               553,000            744,530
                                                                                                                          ---------
                                                                                                                            744,530
                                                                                                                          ---------
Belgium - 0.99%
Kingdom of Belgium 5.75% 3/28/08                                                       EUR             1,361,000          1,764,521
                                                                                                                          ---------
                                                                                                                          1,764,521
                                                                                                                          ---------
Brazil - 0.41%
Federal Republic of Brazil 12.25% 3/6/30                                               USD               535,000            737,498
                                                                                                                          ---------
                                                                                                                            737,498
                                                                                                                          ---------
Columbia - 0.18%
Columbian Government
   10.00% 1/23/12                                                                      USD               115,000            139,150
   10.375% 1/28/33                                                                     USD               135,000            176,850
                                                                                                                          ---------
                                                                                                                            316,000
                                                                                                                          ---------
Dominican Republic - 0.12%
Dominican Republic 9.04% 1/23/18                                                       USD               188,349            209,632
                                                                                                                          ---------
                                                                                                                            209,632
                                                                                                                          ---------
El Salvador - 0.22%
Republic of El Salvador 7.65% 6/15/35                                                  USD               370,000            390,394
                                                                                                                          ---------
                                                                                                                            390,394
                                                                                                                          ---------
France - 0.38%
Government of France
   3.50% 4/25/15                                                                       EUR               554,000            685,008
   4.00% 4/25/13                                                                       EUR                 1,000              1,286
                                                                                                                          ---------
                                                                                                                            686,294
                                                                                                                          ---------
Germany - 2.76%
Deutschland Republic
   4.50% 1/4/13                                                                        EUR             1,248,000          1,651,811
   4.75% 7/4/08                                                                        EUR             1,616,000          2,059,782
   6.25% 1/4/24                                                                        EUR               740,000          1,221,115
                                                                                                                          ---------
                                                                                                                          4,932,708
                                                                                                                          ---------
Italy - 0.61%
Republic of Italy 0.65% 3/20/09                                                        JPY           122,900,000          1,090,323
                                                                                                                          ---------
                                                                                                                          1,090,323
                                                                                                                          ---------
Netherlands - 1.18%
Netherlands Government 5.75% 2/15/07                                                   EUR             1,675,000          2,106,571
                                                                                                                          ---------
                                                                                                                          2,106,571
                                                                                                                          ---------

Norway - 2.03%
Kingdom of Norway
   5.00% 5/15/15                                                                       NOK             7,110,000          1,212,616
   5.50% 5/15/09                                                                       NOK            11,012,000          1,817,257
   6.00% 5/16/11                                                                       NOK             3,520,000            611,607
                                                                                                                         ----------
                                                                                                                          3,641,480
                                                                                                                         ----------
Peru - 0.20%
Republic of Peru 7.35% 7/21/25                                                         USD               340,000            362,100
                                                                                                                         ----------
                                                                                                                            362,100
                                                                                                                         ----------
Philippines - 0.10%
Republic of Philippines 10.625% 3/16/25                                                USD               145,000            170,013
                                                                                                                         ----------
                                                                                                                            170,013
                                                                                                                         ----------
Poland - 1.16%
Poland Government
   6.00% 5/24/09                                                                       PLZ             5,949,000          1,908,044
   6.25% 10/24/15                                                                      PLZ               496,000            170,649
                                                                                                                         ----------
                                                                                                                          2,078,693
                                                                                                                         ----------
Russia - 0.13%
Russian Ministry of Finance 3.00% 5/14/11                                              USD               260,000            232,076
                                                                                                                         ----------
                                                                                                                            232,076
                                                                                                                         ----------
Spain - 0.49%
Spanish Government 5.50% 7/30/17                                                       EUR               601,000            879,640
                                                                                                                         ----------
                                                                                                                            879,640
                                                                                                                         ----------
Sweden - 0.78%
Sweden Government
   4.00% 12/1/08                                                                       SEK             4,215,000            684,788
   4.00% 12/1/09                                                                       SEK             2,610,000            354,961
   4.50% 8/12/15                                                                       SEK             2,505,000            362,983
                                                                                                                         ----------
                                                                                                                          1,402,732
                                                                                                                         ----------
United Kingdom - 0.90%
U.K. Treasury
   4.75% 6/7/10                                                                        GBP               198,000            357,362
   4.75% 9/7/15                                                                        GBP               492,000            900,987
   8.00% 6/7/21                                                                        GBP               141,500            353,825
                                                                                                                         ----------
                                                                                                                          1,612,174
                                                                                                                         ----------
Venezuela - 0.21%
Venezuela Government
   7.65% 4/21/25                                                                       USD               200,000            202,700
   9.375% 1/13/34                                                                      USD               150,000            177,975
                                                                                                                         ----------
                                                                                                                            380,675
                                                                                                                         ----------
TOTAL SOVEREIGN DEBT (COST $24,666,687)                                                                                  24,348,644
                                                                                                                         ==========
SUPRANATIONAL BANKS - 2.10%
Asia Development Bank 0.50% 10/9/12                                                    AUD               370,000            198,908
European Investment Bank
   4.00% 10/15/37                                                                      BRL               843,000          1,063,101
   4.375% 7/8/15                                                                       GBP               478,000            835,306
   5.375% 6/7/21                                                                       GBP               169,000            325,231
^#European Investment Bank 144A 17.469% 9/12/08                                        BRL             1,480,340            437,433
Inter-American Development Bank 1.90% 7/8/09                                           JPY            97,000,000            900,308
                                                                                                                         ----------
TOTAL SUPRANATIONAL BANKS (COST $3,810,040)                                                                               3,760,287
                                                                                                                         ==========

U.S. TREASURY OBLIGATIONS - 12.21%
U.S. Treasury Bill 3.715% 3/30/06                                                      USD               620,000            608,556
U.S. Treasury Bond 5.375% 2/15/31                                                                        475,000            532,297
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                         92,814             90,472
   2.00% 7/15/14                                                                                         119,193            121,796
   3.00% 7/15/12                                                                                       3,786,801          4,121,993
   3.375% 4/15/32                                                                                         82,551            109,167

U.S. Treasury Notes
   3.625% 6/30/07                                                                                        170,000           168,433
   3.625% 6/15/10                                                                                      1,050,000         1,023,751
   3.75% 3/31/07                                                                                         655,000           651,009
   3.75% 5/15/08                                                                                       1,875,000         1,855,519
   &3.875% 5/15/10                                                                                     2,900,000         2,858,881
   3.875% 9/15/10                                                                                        115,000           113,410
   4.25% 8/15/15                                                                                       8,705,000         8,653,319
^U.S. Treasury Strip 4.276% 11/15/13                                                                   1,335,000           939,186
                                                                                                                      ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $22,087,733)                                                                      21,847,789
                                                                                                                      ============
CONVERTIBLE BONDS - 0.06%
++Mirant 2.50% 6/15/21                                                                                   110,000           114,125
                                                                                                                      ------------
TOTAL CONVERTIBLE BONDS (COST $90,942)                                                                                     114,125
                                                                                                                      ------------
                                                                                                     NUMBER OF
                                                                                                      SHARES
COMMON STOCK - 0.01%
B&G Foods                                                                                                  1,400            17,710
                                                                                                                      ------------
TOTAL COMMON STOCK (COST $17,615)                                                                                           17,710
                                                                                                                      ============

PREFERRED STOCK - 0.03%
Alamosa Delaware 7.50%                                                                                        40            51,025
Nexen 7.35%                                                                                                  200             5,242
                                                                                                                      ------------
TOTAL PREFERRED STOCK (COST $41,290)                                                                                        56,267
                                                                                                                      ============

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
REPURCHASE AGREEMENTS - 13.58%
With BNP Paribas 3.25% 10/03/05
  (dated 9/30/05, to be repurchased at $10,033,717,
  collateralized by $1,342,00 U.S. Treasury Bills
  due 2/16/06, market value $1,323,257,
  $403,000 U.S. Treasury Notes 1.50%
  due 3/31/06, market value $398,565,
  $3,359,000 U.S. Treasury Notes 1.875%
  due 1/31/06, market value $3,350,286,
  $2,923,000 U.S. Treasury Notes 2.375%
  due 8/15/06, market value $2,891,172,
  $1,295,000 U.S. Treasury Notes 2.50%
  due 5/31/06, market value $1,294,051,
  $605,000 U.S. Treasury Notes 2.75%
  due 7/31/06, market value $601,326,
  $82,000 U.S. Treasury Notes 2.875%
  due 11/30/06, market value $81,443,
  $289,000 U.S. Treasury Notes 4.625%
  due 5/15/06, market value $295,146)                                                               $ 10,031,000        10,031,000
With UBS Warburg 3.25% 10/03/05
  (dated 9/30/05, to be repurchased at $14,280,866,
  collateralized by $14,799,000 U.S. Treasury Bills
  due 3/2/06, market value $14,567,408)                                                               14,277,000        14,277,000
                                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (COST $24,308,000)                                                                          24,308,000
                                                                                                                      ============

TOTAL MARKET VALUE OF SECURITIES - 109.53%
   (cost $197,512,633)                                                                                                 196,019,040
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (9.53%)                                                  (17,053,885)\
                                                                                                                      ============
NET ASSETS APPLICABLE TO 19,321,488 SHARES OUTSTANDING - 100.00%                                                      $178,965,155
                                                                                                                      ============

(DEGREE)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 5 in "Notes."
 oVariable rate notes. The interest rate shown is the rate as of September 30,
  2005.
 ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
++Non-income producing security. Security is currently in default.
 !Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which tiMe the stated interest rate becomes effective.
 zStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2005.
 \Of this amount, $25,112,174 represents payable for securities purchased as of
  September 30, 2005.
 &Fully or partially pledged as collateral for financial futures contracts. >Security is currently in default. The issue has missed the maturity date.
  Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
PRN - Principal Only Strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be Announced
yr - Year

The following foreign currency exchange and futures contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                    UNREALIZED
                                                              VALUE OF CONTRACT     SETTLEMENT     APPRECIATION
  CONTRACTS TO RECEIVE (DELIVER)          IN EXCHANGE FOR         AT 9/30/05           DATE       (DEPRECIATION)
  ------------------------------          ---------------         ----------           ----       --------------
        9,221  Australian Dollars       US$         (7,000)       $     7,029        10/04/05        $    29
  (1,807,000)  Australian Dollars       US$      1,366,669         (1,376,578)       10/14/05         (9,909)
       12,460  British Pounds           US$        (21,960)            21,981        10/03/05             21
       45,591  Canadian Dollars         US$        (37,507)            39,264        11/10/05          1,757
  (6,239,000)  European Monetary Units  US$      7,508,013         (7,511,727)       10/31/05         (3,714)
 (12,656,422)  Japanese Yen             US$        115,750           (112,021)       10/31/05          3,729
(212,804,000)  Japanese Yen             US$      1,883,223         (1,881,339)       11/10/05          1,884
    8,019,921  Japanese Yen             US$        (70,910)            70,668        10/03/05           (242)
  (2,696,213)  Japanese Yen             US$         24,688            (23,905)       11/25/05            783
    8,851,590  Norwegian Kroner         US$     (1,366,669)         1,351,952        10/14/05        (14,717)
       42,291  Polish Zloty             US$        (13,030)            12,970        10/03/05            (60)
                                                                                                    --------
                                                                                                    $(20,439)
                                                                                                    ========

FUTURES CONTRACTS(2)

                                                                                                           UNREALIZED
         CONTRACTS                         NOTIONAL            NOTIONAL                                   APPRECIATION
        TO BUY (SELL)                   COST (PROCEEDS)         VALUE              EXPIRATION DATE       (DEPRECIATION)
        -------------                   ---------------         -----              ---------------       --------------
(88) U.S. Treasury 2 year notes            $9,115,276         $(9,059,188)              12/05               $ 56,088
(33) U.S. Treasury 5 year notes             3,527,692          (3,526,359)              12/05                  1,333
 58 U.S. Treasury 10 year notes            (6,457,937)          6,375,469               12/05                (82,468)
                                                                                                            --------
                                                                                                            $(25,047)
                                                                                                            ========

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust (the "Trust") - Delaware VIP Diversified Income Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                                  $197,753,067
                                                     ------------
Aggregate unrealized appreciation                         966,465
Aggregate unrealized depreciation                      (2,700,492)
                                                     ------------
Net unrealized depreciation                          $ (1,734,027)
                                                     ------------

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. SWAP AGREEMENTS
During the period ended September 30, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At September 30, 2005 the Fund had no outstanding total return swap agreements.

6. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high-yield fixed income securities, which carry ratings of BB or lower by Standards & Poor's and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 8.36% of total net assets. None of these securities has been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES

September 30, 2005
                                                                                                     NUMBER OF             MARKET
                                                                                                      SHARES           VALUE (U.S.$)
COMMON STOCK - 94.14%()
Brazil - 14.14%
AES Tiete                                                                                             27,600,000        $   532,150
AES Tiete Preferred                                                                                   27,600,000            570,514
Caemi Mineracao e Metalurgia                                                                           1,810,000          2,856,784
Companhia de Concessoes Rodoviarias                                                                       65,600          1,844,283
Companhia de Saneamento Basico do Estado de Sao Paulo                                                    820,000             57,321
Companhia Siderurgica Nacional                                                                            75,400          1,747,568
Companhia Vale do Rio Doce ADR                                                                            51,600          2,007,756
Investimentos Itau                                                                                     1,288,000          3,673,070
Petroleo Brasileiro                                                                                       26,292            419,337
Petroleo Brasileiro ADR                                                                                   53,800          3,429,750
Ultrapar Participacoes                                                                                    67,270          1,144,694
Votorantim Celulose e Papel ADR                                                                          218,100          2,922,540
                                                                                                                        -----------
                                                                                                                         21,205,767
                                                                                                                        -----------
Chile - 1.75%
AFP Provida                                                                                              100,893            198,815
AFP Provida ADR                                                                                            5,229            152,373
Banco Santander ADR                                                                                       51,700          2,268,079
                                                                                                                        -----------
                                                                                                                          2,619,267
                                                                                                                        -----------
China - 6.28%[]
Asia Aluminum Holdings                                                                                 3,158,000            325,678
China Merchants Holdings International                                                                   398,000            892,728
China Telecom                                                                                          6,440,000          2,428,277
Fountain Set                                                                                           1,716,000            835,066
Guangshen Railway                                                                                      2,146,000            691,602
Texwinca                                                                                               1,904,000          1,300,857
TPV Technology                                                                                         1,082,000            774,117
Zhejiang Expressway                                                                                    3,086,000          2,168,099
                                                                                                                        -----------
                                                                                                                          9,416,424
                                                                                                                        -----------
Croatia - 0.42%
Pliva GDR                                                                                                 46,695            632,717
                                                                                                                        -----------
                                                                                                                            632,717
                                                                                                                        -----------
Czech Republic - 0.45%
Philip Morris                                                                                                881            678,086
                                                                                                                        -----------
                                                                                                                            678,086
                                                                                                                        -----------
Egypt - 1.34%
MobiNil-Egyptian Mobile Services                                                                          57,395          2,005,437
                                                                                                                        -----------
                                                                                                                          2,005,437
                                                                                                                        -----------
Hungary - 2.36%
Magyar Tavkozlesi                                                                                        479,094          2,468,070
OTP Bank                                                                                                  27,403          1,077,227
                                                                                                                        -----------
                                                                                                                          3,545,297
                                                                                                                        -----------
India - 0.24%
Ranbaxy Laboratories GDR                                                                                  30,962            352,967
                                                                                                                        -----------
                                                                                                                            352,967
                                                                                                                        -----------
Indonesia - 1.03%
Telekomunikasi Indonesia                                                                               2,983,500          1,549,724
                                                                                                                        -----------
                                                                                                                          1,549,724
                                                                                                                        -----------
Israel - 2.06%
Bank Hapoalim                                                                                            794,007          3,088,789
                                                                                                                        -----------
                                                                                                                          3,088,789
                                                                                                                        -----------
Malaysia - 9.52%
Hong Leong Bank                                                                                        1,379,600          1,958,307
Malaysia International Shipping                                                                          454,500          2,242,956
Maxis Communications                                                                                   1,719,500          4,311,296
PLUS Expressways                                                                                       2,672,700          2,269,207
Public Bank                                                                                              714,000          1,278,721
Tanjong                                                                                                  574,900          2,211,741
                                                                                                                        -----------
                                                                                                                         14,272,228
                                                                                                                        -----------

Mexico - 7.35%
Cemex de C.V.                                                                                             69,372            361,756
Cemex de C.V. ADR                                                                                         40,506          2,118,464
Grupo Aeroportuario del Sureste de C.V. ADR                                                               25,800          1,029,420
Grupo Continental                                                                                        231,800            405,510
Grupo Televisa ADR                                                                                        23,700          1,699,527
Kimberly-Clark de Mexico de C.V.                                                                         692,400          2,613,073
Telefonos de Mexico de C.V. ADR                                                                          131,600          2,799,132
                                                                                                                        -----------
                                                                                                                         11,026,882
                                                                                                                        -----------
Morocco - 0.66%
Maroc Telecom                                                                                             93,117            996,271
                                                                                                                        -----------
                                                                                                                            996,271
                                                                                                                        -----------
Panama - 0.69%
Banco Latinoamericano Export                                                                              61,300          1,040,874
                                                                                                                        -----------
                                                                                                                          1,040,874
                                                                                                                        -----------
Poland - 2.11%
Bank Pekao                                                                                                42,547          2,348,716
Telekomunikacja Polska                                                                                   105,542            822,145
                                                                                                                        -----------
                                                                                                                          3,170,861
                                                                                                                        -----------
Republic of Korea - 13.83%
GS Engineering & Construction                                                                             29,100          1,160,092
Hyundai Motor Preferred                                                                                   41,510          2,195,826
Kookmin Bank                                                                                              22,730          1,339,617
Korea Electric Power                                                                                      85,250          2,908,375
Korea Gas                                                                                                 86,020          2,876,941
KT                                                                                                        41,890          1,768,326
KT ADR                                                                                                    80,927          1,820,858
KT&G                                                                                                      46,890          2,031,069
#KT&G GDR 144A                                                                                            25,348            552,586
Samsung Electronics                                                                                        2,017          1,136,552
Samsung Electronics Preferred                                                                              6,782          2,950,662
                                                                                                                        -----------
                                                                                                                         20,740,904
                                                                                                                        -----------
Russia - 3.51%
LUKOIL ADR                                                                                                27,564          1,591,821
Mobile Telesystems ADR                                                                                    51,100          2,078,748
+NovaTek OAO GDR                                                                                          66,677          1,593,580
                                                                                                                        -----------
                                                                                                                          5,264,149
                                                                                                                        -----------
South Africa - 10.63%
African Bank Investments                                                                                 659,326          2,201,206
Alexander Forbes                                                                                         664,516          1,498,163
Aspen Pharmacare                                                                                         206,289          1,056,563
Impala Platinum                                                                                           18,459          2,096,757
Nampak                                                                                                   438,225          1,094,013
Remgro                                                                                                   122,749          2,120,385
Sasol                                                                                                     57,899          2,240,459
Steinhoff International                                                                                  805,211          2,492,169
Tiger Brands                                                                                              52,081          1,143,900
                                                                                                                        -----------
                                                                                                                         15,943,615
                                                                                                                        -----------
Taiwan - 7.97%
Asustek Computer                                                                                         775,588          2,080,045
Chunghwa Telecom                                                                                       1,449,000          2,532,492
Chunghwa Telecom ADR                                                                                      50,306            931,164
Pihsiang Machinery Manufacturing                                                                         150,954            243,815
President Chain Store                                                                                  1,342,243          2,507,693
Synnex Technology International                                                                        1,007,600          1,301,040
Taiwan Semiconductor Manufacturing                                                                     1,465,000          2,352,970
                                                                                                                        -----------
                                                                                                                         11,949,219
                                                                                                                        -----------
Thailand - 6.74%
Advanced Info Service                                                                                  1,068,900          2,812,551
Kasikornbank NVDR                                                                                        878,200          1,337,252
Land & Houses NVDR                                                                                     9,569,100          1,981,663
Siam Cement NVDR                                                                                         451,200          2,572,318
Siam City Bank                                                                                           471,700            307,418
Siam City Bank NVDR                                                                                      924,500            585,625
Thai Union Frozen Products                                                                               484,532            357,098
Thai Union Frozen Products NVDR                                                                          227,768            159,540
                                                                                                                        -----------
                                                                                                                         10,113,465
                                                                                                                        -----------
Turkey - 0.50%
+Vestel Elektronik Sanayi                                                                                209,419            746,536
                                                                                                                        -----------
                                                                                                                            746,536
                                                                                                                        -----------

United Kingdom - 0.56%
Vedanta Resources                                                                                         79,387            839,627
                                                                                                                       ------------
                                                                                                                            839,627
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $116,854,930)                                                                                  141,199,106
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 6.10%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $3,776,022,
collateralized by $505,000 U.S. Treasury Bills
due 2/16/06, market value $497,936,
$152,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $149,978,
$1,264,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $1,260,699,
$1,100,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $1,087,936,
$487,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $486,946,
$228,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $226,277,
$31,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $30,647,
$109,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $111,062)                                                                   $3,775,000          3,775,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $5,373,455,
collateralized by $5,569,000 U.S. Treasury Bills
due 3/2/06, market value $5,481,655)                                                                   5,372,000          5,372,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $9,147,000)                                                                             9,147,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 100.24%
   (cost $126,001,930)                                                                                                  150,346,106
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.24%)                                                      (353,675)
                                                                                                                       ============
NET ASSETS APPLICABLE TO 8,492,922 SHARES OUTSTANDING - 100.00%                                                        $149,992,431
                                                                                                                       ============

 +Non-income producing security for the period ended September 30, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 4 in "Notes."
()Securities have been classified by country of origin.
[]Securities listed and traded on the Hong Kong Stock Exchange.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

The following foreign currency exchange contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                        UNREALIZED
                                                                VALUE OF CONTRACT                      APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)              IN EXCHANGE FOR        AT 9/30/05      SETTLEMENT DATE    (DEPRECIATION)
------------------------------              ---------------        ----------      ---------------    -------------
   514,664  Australian Dollars                 US$(66,329)           $66,345          10/3/05            $  16
  (417,578) South African Rand                   S$65,235            (65,587)         10/5/05             (352)
 2,696,482  Thailand Baht                      US$(65,719)            65,696          10/3/05              (23)
                                                                                                         -----
                                                                                                         $(359)
                                                                                                         =====

(1) See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Emerging Markets Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                      $126,141,074
                                         ------------
Aggregate unrealized appreciation        $ 25,894,098
Aggregate unrealized depreciation           1,689,066)
                                         ------------
Net unrealized appreciation              $ 24,205,032
                                         ------------

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, 144A securities represented approximately 0.37% of total assets and no securities have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES

September 30, 2005
                                                                                                     PRINCIPAL            MARKET
                                                                                                  AMOUNT(DEGREE)       VALUE (U.S.$)
FOREIGN AGENCY - 9.98%
Austria - 4.38%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                                     JPY  327,000,000          3,029,414
                                                                                                                          ---------
                                                                                                                          3,029,414
                                                                                                                          ---------
Germany - 1.88%
Rentenbank 1.375% 4/25/13                                                                       JPY  146,000,000          1,303,513
                                                                                                                          ---------
                                                                                                                          1,303,513
                                                                                                                          ---------
United States - 3.72%
KFW International Finance 1.75% 3/23/10                                                         JPY  279,000,000          2,578,237
                                                                                                                          ---------
                                                                                                                          2,578,237
                                                                                                                          ---------
TOTAL FOREIGN AGENCY (COST $7,222,119)                                                                                    6,911,164
                                                                                                                          =========
REGIONAL AGENCY - 7.25%
Australia - 7.25%
Queensland Treasury
   6.00% 7/14/09                                                                                AUD      860,000            667,874
   6.00% 6/14/11                                                                                AUD    5,121,000          4,005,115
   6.00% 8/14/13                                                                                AUD      441,000            346,919
                                                                                                                          ---------
TOTAL REGIONAL AGENCY (COST $5,013,190)                                                                                   5,019,908
                                                                                                                          =========
REGIONAL AUTHORITY - 5.95%
Canada - 5.95%
Ontario Province
   1.875% 1/25/10                                                                               JPY  165,000,000          1,531,868
   5.00% 3/8/14                                                                                 CAD    1,000,000            916,284
   5.375% 12/2/12                                                                               CAD      840,000            786,565
Quebec Province 5.00% 12/1/15                                                                   CAD      511,000            462,599
Vancouver City 3.85% 10/6/12                                                                    CAD      495,000            424,653
                                                                                                                          ---------
TOTAL REGIONAL AUTHORITY (COST $4,162,604)                                                                                4,121,969
                                                                                                                          =========
SOVEREIGN AGENCIES- 9.33%
Japan - 1.72%
Development Bank of Japan 1.75% 6/21/10                                                         JPY  128,000,000          1,182,650
Japan Finance Corporation for Municipal Enterprises 1.35% 11/26/13                              JPY    1,000,000              8,889
                                                                                                                          ---------
                                                                                                                          1,191,539
                                                                                                                          ---------
United States - 7.61%
Fannie Mae
   6.00% 5/15/11                                                                                USD      500,000            535,554
   6.375% 8/15/07                                                                               AUD    1,407,000          1,084,017
Freddie Mac 5.75% 3/15/09                                                                       USD    3,510,000          3,653,359
                                                                                                                          ---------
                                                                                                                          5,272,930
                                                                                                                          ---------
TOTAL SOVEREIGN AGENCIES (COST $6,615,485)                                                                                6,464,469
                                                                                                                          =========
SOVEREIGN DEBT - 56.98%
Austria - 1.93%
Republic of Austria 5.25% 1/4/11                                                                EUR      994,000          1,338,270
                                                                                                                          ---------
                                                                                                                          1,338,270
                                                                                                                          ---------
Belgium - 4.53%
Kingdom of Belgium 5.75% 3/28/08                                                                EUR    2,420,000          3,137,503
                                                                                                                          ---------
                                                                                                                          3,137,503
                                                                                                                          ---------
France - 1.82%
France Government O.A.T.
   3.50% 4/25/15                                                                                EUR    1,021,000          1,262,443
   4.00% 4/25/13                                                                                EUR        1,000              1,286
                                                                                                                          ---------
                                                                                                                          1,263,729
                                                                                                                          ---------
Germany - 13.08%
Deutschland Republic
   4.50% 1/4/13                                                                                 EUR    2,339,000          3,095,824
   4.75% 7/4/08                                                                                 EUR    2,938,000          3,744,827
   6.25% 1/4/24                                                                                 EUR    1,349,000          2,226,059
                                                                                                                          ---------
                                                                                                                          9,066,710
                                                                                                                          ---------

Italy - 2.39%
Republic of Italy 0.65% 3/20/09                                                                 JPY  186,800,000          1,657,220
                                                                                                                        -----------
                                                                                                                          1,657,220
                                                                                                                        -----------
Netherlands - 5.32%
Netherlands Government 5.75% 2/15/07                                                            EUR    2,928,000          3,682,412
                                                                                                                        -----------
                                                                                                                          3,682,412
                                                                                                                        -----------
Norway - 6.55%
Kingdom of Norway
   5.50% 5/15/09                                                                                NOK   20,400,000          3,366,512
   6.00% 5/16/11                                                                                NOK    6,748,000          1,172,479
                                                                                                                        -----------
                                                                                                                          4,538,991
                                                                                                                        -----------
Poland - 5.88%
Poland Government
   6.00% 5/24/09                                                                                PLZ   11,674,000          3,744,243
   6.25% 10/24/15                                                                               PLZ      950,000            326,848
                                                                                                                        -----------
                                                                                                                          4,071,091
                                                                                                                        -----------
Spain - 2.38%
Spanish Government 5.50% 7/30/17                                                                EUR    1,125,000          1,646,581
                                                                                                                        -----------
                                                                                                                          1,646,581
                                                                                                                        -----------
Sweden - 3.89%
Sweden Government
   4.00% 12/1/08                                                                                SEK    8,090,000          1,314,338
   4.00% 12/1/09                                                                                SEK    5,010,000            681,362
   4.50% 8/12/15                                                                                SEK    4,805,000            696,260
                                                                                                                        -----------
                                                                                                                          2,691,960
                                                                                                                        -----------
United Kingdom - 4.30%
U.K. Treasury
   4.75% 6/7/10                                                                                 GBP      368,000            664,188
   4.75% 9/7/15                                                                                 GBP      900,250          1,648,603
   8.00% 6/7/21                                                                                 GBP      265,500            663,892
                                                                                                                        -----------
                                                                                                                          2,976,683
                                                                                                                        -----------
United States - 4.91%
U.S. Treasury Notes 3.625% 5/15/13                                                              USD    1,200,000          1,151,345
^U.S. Treasury Strip 4.282% 11/15/13                                                            USD    3,200,000          2,251,232
                                                                                                                        -----------
                                                                                                                          3,402,577
                                                                                                                        -----------
TOTAL SOVEREIGN DEBT (COST $40,276,579)                                                                                  39,473,727
                                                                                                                        ===========
SUPRANATIONAL - 9.42%
Asia Development Bank 0.50% 10/9/12                                                             AUD      966,000            519,310
European Investment Bank
   4.00% 10/15/37                                                                               EUR    1,601,000          2,019,009
   4.375% 7/8/15                                                                                GBP      958,000          1,674,107
   5.375% 6/7/21                                                                                GBP      345,000            663,934
Inter-American Development Bank 1.90% 7/8/09                                                    JPY  178,000,000          1,652,111
                                                                                                                        -----------
TOTAL SUPRANATIONAL (COST $6,688,839)                                                                                     6,528,471
                                                                                                                        ===========
TOTAL MARKET VALUE OF SECURITIES - 98.91%
   (cost $69,978,816)                                                                                                    68,519,708
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.09%                                                         755,629
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 6,557,548 SHARES OUTSTANDING - 100.00%                                                         $69,275,337
                                                                                                                        ===========

(DEGREE)Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Krone
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

SUMMARY OF ABBREVIATIONS:
O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)

The following foreign currency exchange contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                           UNREALIZED
                                                                   VALUE OF CONTRACT                      APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)                  IN EXCHANGE FOR       AT 9/30/05      SETTLEMENT DATE    (DEPRECIATION)
------------------------------                  ---------------       ----------      ---------------    --------------
(3,532,000) Australian Dollars                    US$2,671,320       $(2,690,688)        10/14/05          $(19,368)
     42,553 British Pounds                          US$(75,000)           75,071         10/03/05                71
    200,482 European Monetary Units                US$(241,000)          241,023         10/03/05                23
 17,301,502 Norwegian Krone                      US$(2,671,320)        2,642,553         10/14/05           (28,767)
                                                                                                           --------
                                                                                                           $(48,041)
                                                                                                           ========

(1)See Note 3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Global Bond Series (the "Series").

SECURITY VALUATION - Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commision. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments                    $70,019,501
                                       -----------
Aggregate unrealized appreciation          409,486
Aggregate unrealized depreciation       (1,909,279)
                                       -----------
Net unrealized depreciation            $(1,499,793)
                                       -----------

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE VIP GROWTH OPPORTUNITIES SERIES

September 30, 2005
                                                                                                        NUMBER OF        MARKET
                                                                                                         SHARES          VALUE
COMMON STOCK- 92.74%
Basic Industry/Capital Goods - 5.90%
Allegheny Technologies                                                                                    25,500        $   789,990
Graco                                                                                                     25,300            867,284
+Mettler-Toledo International                                                                             25,200          1,284,696
Rowan                                                                                                     21,600            766,584
                                                                                                                        -----------
                                                                                                                          3,708,563
                                                                                                                        -----------
Business Services - 9.67%
+Dun & Bradstreet                                                                                         13,700            902,419
Expeditors International Washington                                                                       24,200          1,374,076
+Fisher Scientific International                                                                          21,800          1,352,690
National Financial Partners                                                                               14,800            668,072
Robert Half International                                                                                 50,000          1,779,500
                                                                                                                        -----------
                                                                                                                          6,076,757
                                                                                                                        -----------
Consumer Durables - 3.71%
Centex                                                                                                    23,100          1,491,798
*KB HOME                                                                                                  11,500            841,800
                                                                                                                        -----------
                                                                                                                          2,333,598
                                                                                                                        -----------
Consumer Non-Durables - 9.93%
Michaels Stores                                                                                           15,200            502,512
Nordstrom                                                                                                 35,100          1,204,632
Staples                                                                                                   71,500          1,524,380
+Starbucks                                                                                                18,900            946,890
*+Urban Outfitters                                                                                        51,000          1,499,400
*+Williams-Sonoma                                                                                         14,700            563,745
                                                                                                                        -----------
                                                                                                                          6,241,559
                                                                                                                        -----------
Consumer Services - 7.68%
+Cheesecake Factory                                                                                       18,600            581,064
+Getty Images                                                                                              2,800            240,912
Marriott International Class A                                                                            26,300          1,656,900
*Royal Caribbean Cruises                                                                                  13,000            561,600
Starwood Hotels & Resorts Worldwide                                                                       31,200          1,783,704
                                                                                                                        -----------
                                                                                                                          4,824,180
                                                                                                                        -----------
Energy  - 1.60%
Smith International                                                                                       30,200          1,005,962
                                                                                                                        -----------
                                                                                                                          1,005,962
                                                                                                                        -----------
Financial - 10.67%
*+Affiliated Managers Group                                                                               15,000          1,086,300
Lehman Brothers Holdings                                                                                  13,100          1,525,888
*Nuveen Investments                                                                                       17,000            669,630
PartnerRe                                                                                                 13,900            890,295
+Refco                                                                                                    21,900            619,113
Sovereign Bancorp                                                                                         40,600            894,824
UnumProvident                                                                                             49,600          1,016,800
                                                                                                                        -----------
                                                                                                                          6,702,850
                                                                                                                        -----------
Health Care - 18.85%
+American Pharmaceutical Partners                                                                         14,400            657,504
*+Amylin Pharmaceuticals                                                                                  31,700          1,102,843
+Barr Pharmaceuticals                                                                                     13,100            719,452
+Caremark Rx                                                                                              24,400          1,218,292
+Cytyc                                                                                                    38,000          1,020,300
Dade Behring Holdings                                                                                     16,600            608,556
*+Invitrogen                                                                                              19,300          1,451,939
+Kinetic Concepts                                                                                         10,700            607,760
+Medco Health Solutions                                                                                   22,700          1,244,641
*Medicis Pharmaceutical Class A                                                                           16,400            533,984
*+MGI Pharma                                                                                              44,100          1,027,971
*+Neurocrine Biosciences                                                                                  20,300            998,557
Shire Pharmaceuticals ADR                                                                                 17,700            654,723
                                                                                                                        -----------
                                                                                                                         11,846,522
                                                                                                                        -----------

Technology - 24.73%
+Amdocs                                                                                                   38,400          1,064,832
*ASML Holding                                                                                             32,200            531,622
*+Broadcom Class A                                                                                        28,300          1,327,553
+Cadence Design Systems                                                                                   45,600            736,896
*+Check Point Software Technologies                                                                       50,500          1,228,160
+Citrix Systems                                                                                           32,300            812,022
+Juniper Networks                                                                                         56,500          1,344,135
+Lam Research                                                                                             17,700            539,319
Linear Technology                                                                                         42,700          1,605,093
*+Marvell Technology Group                                                                                19,200            885,312
+Mercury Interactive                                                                                      22,700            898,920
+Network Appliance                                                                                        28,300            671,842
+NII Holdings Class B                                                                                     11,500            971,175
*+salesforce.com                                                                                          38,300            885,496
*Satyam Computer Services ADR                                                                             38,400          1,160,448
+VeriSign                                                                                                 40,900            874,033
                                                                                                                        -----------
                                                                                                                         15,536,858
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $44,909,824)                                                                                    58,276,840
                                                                                                                        ===========

                                                                                                        PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS - 6.07%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $1,574,426,
collateralized by $211,000 U.S. Treasury Bills
due 2/16/06, market value $207,678,
$63,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $62,552,
$527,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $525,808,
$459,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $453,753,
$203,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $203,094,
$95,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $94,375,
$13,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $12,782 and
$45,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $46,321)                                                                     $1,574,000         1,574,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $2,241,607,
collateralized by $2,323,000 U.S. Treasury Bills
due 3/2/06, market value $2,286,270)                                                                    2,241,000         2,241,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (cost $3,815,000)                                                                             3,815,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 98.81%
   (cost $48,724,824)                                                                                                    62,091,840

SECURITIES LENDING COLLATERAL**- 18.71%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                              243,087           243,141
Australia New Zealand 3.81% 10/31/06                                                                      328,529           328,479
Bank of New York
   3.70% 4/4/06                                                                                           262,798           262,783
   3.79% 10/28/05                                                                                         164,249           164,242
Bank of the West 3.68% 3/2/06                                                                             328,477           328,479
Barclays London 3.81% 11/28/05                                                                            164,255           164,240
Bayerische Landesbank 3.85% 8/25/06                                                                       328,388           328,479
Bear Stearns
    3.60% 1/17/06                                                                                          65,705            65,718
    3.74% 3/31/06                                                                                         361,327           361,327
Beta Finance 3.83% 4/18/06                                                                                328,460           328,455
Calyon Singapore 3.69% 11/3/05                                                                            243,091           243,075
Calyon London 3.77% 12/30/05                                                                              230,961           230,755
CDC Financial Product 4.04% 10/31/05                                                                      427,023           427,023

Citigroup Global Markets
   3.98% 10/3/05                                                                                        3,284,792         3,284,792
   4.01% 10/7/05                                                                                          427,023           427,023
Commonwealth Bank Australia 3.80% 10/31/06                                                                328,502           328,479
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                                          354,779           354,758
   4.02% 12/29/05                                                                                          68,981            68,982
Deutsche Bank London
   3.76% 12/27/05                                                                                          98,575            98,556
Goldman Sachs 4.08% 10/2/06                                                                               400,745           400,745
Lehman Holdings 4.02% 12/23/05                                                                            328,459           328,577
Marshall & Ilsley Bank 3.97% 12/29/05                                                                     328,497           328,484
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                              427,023           427,023
National City Bank 3.81% 1/23/06                                                                          374,474           374,480
Nordea Bank Norge ASA 3.71% 10/31/06                                                                      328,498           328,479
Proctor & Gamble 3.77% 10/31/06                                                                           328,443           328,479
Royal Bank of Canada 3.78% 11/18/05                                                                       328,503           328,479
Royal Bank of Scotland 3.78% 10/31/06                                                                     328,483           328,479
Sigma Finance 3.83% 3/16/06                                                                                98,540            98,551
UBS Securities 3.95% 10/3/05                                                                              118,449           118,450
Wells Fargo 3.76% 10/31/06                                                                                328,391           328,479
                                                                                                                        -----------
TOTAL SECURITIES LENDING COLLATERAL (COST $11,757,491)                                                                   11,757,491
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES -117.52%  (cost $60,482,315)                                                            73,849,331@
OBLIGATION TO RETURN SECURITY LENDING COLLATERAL **- (18.71%)                                                           (11,757,491)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.19%                                                         750,121
                                                                                                                        ===========
NET ASSETS APPLICABLE TO 3,728,850 SHARES OUTSTANDING - 100.00%                                                         $62,841,961
                                                                                                                        ===========

 +Non-income producing securities for the period ended September 30, 2005. *Fully or partially on loan.
**See Note 3 in "Notes."
 @Includes $11,784,205 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Growth Opportunities Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Cost of investments                  $60,986,783
                                     -----------
Aggregate unrealized appreciation     13,375,838
Aggregate unrealized depreciation       (513,290)
                                     -----------
Net unrealized appreciation          $12,862,548
                                     -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $18,181,800 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,145,746 expires in 2009 and $16,036,054 expires in 2010.

3.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2005, the market value of securities on loan was $11,784,205, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small-sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES

September 30, 2005
                                                                                                      PRINCIPAL           MARKET
                                                                                                       AMOUNT             VALUE
                                                                                                      (U.S. $)           (U.S. $)
COLLATERALIZED BOND OBLIGATIONS - 0.20%
=@o#Merrill Lynch CBO VII Series 1997-C3A 144A 4.335% 3/23/08                                          $ 476,609        $   185,877
=@South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                        249,525            252,020
                                                                                                                        -----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $496,481)                                                                       437,897
                                                                                                                        ===========
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.63%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A
   6.46% 1/12/43                                                                                       1,375,000          1,381,393
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,395,571)                                                             1,381,393
                                                                                                                        ===========
CORPORATE BONDS - 89.97%
Basic Industry - 13.55%
Abitibi Consolidated
   6.95% 4/1/08                                                                                          380,000            384,750
   8.55% 8/1/10                                                                                          735,000            751,538
AK Steel 7.75% 6/15/12                                                                                   585,000            542,588
Bowater 9.50% 10/15/12                                                                                 2,440,000          2,635,199
Donohue Forrest Products 7.625% 5/15/07                                                                  965,000          1,003,600
Fort James 7.75% 11/15/23                                                                              2,300,000          2,547,249
#Huntsman International 144A 7.375% 1/1/15                                                             1,395,000          1,342,688
#Nell AF SARL 144A 8.375% 8/15/15                                                                      1,175,000          1,154,438
Newpage 10.00% 5/1/12                                                                                  1,225,000          1,157,625
Norske Skog Canada 8.625% 6/15/11                                                                      3,075,000          3,105,749
#Novelis 144A 7.25% 2/15/15                                                                            1,345,000          1,277,750
#Port Townsend Paper 144A 12.00% 4/15/11                                                               1,694,000          1,270,500
Potlatch 12.50% 12/1/09                                                                                1,210,000          1,470,912
Rhodia
   8.875% 6/1/11                                                                                       1,585,000          1,505,750
   10.25% 6/1/10                                                                                         830,000            881,875
Smurfit Capital Funding 7.50% 11/20/25                                                                 2,175,000          1,990,125
++Solutia 6.72% 10/15/37                                                                               2,485,000          2,130,888
Stone Container 9.75% 2/1/11                                                                           1,900,000          1,938,000
Tembec Industries 8.625% 6/30/09                                                                       2,450,000          1,678,250
Witco 6.875% 2/1/26                                                                                      715,000            736,450
                                                                                                                        -----------
                                                                                                                         29,505,924
                                                                                                                        -----------
Brokerage - 2.24%
E Trade Financial 8.00% 6/15/11                                                                        2,455,000          2,547,063
Labranche & Company
   9.50% 5/15/09                                                                                         890,000            947,850
   11.00% 5/15/12                                                                                      1,245,000          1,381,950
                                                                                                                        -----------
                                                                                                                          4,876,863
                                                                                                                        -----------
Capital Goods - 5.85%
++Anchor Glass 11.00% 2/15/13                                                                            600,000            387,000
Armor Holdings 8.25% 8/15/13                                                                           1,600,000          1,732,000
Graham Packaging 9.875% 10/15/14                                                                       1,860,000          1,794,900
Interface 10.375% 2/1/10                                                                               1,555,000          1,687,175
Interline Brands 11.50% 5/15/11                                                                        1,942,000          2,184,749
Intertape Polymer 8.50% 8/1/14                                                                         1,510,000          1,494,541
!Mueller Holdings 14.75% 4/15/14                                                                       2,060,000          1,514,100
#Panolam Industrial 144A 10.75% 10/1/13                                                                  745,000            739,413
Trimas 9.875% 6/15/12                                                                                  1,450,000          1,196,250
                                                                                                                        -----------
                                                                                                                         12,730,128
                                                                                                                        -----------
Consumer Cyclical - 5.35%
Accuride 8.50% 2/1/15                                                                                  1,300,000          1,280,500
Advanced Accessory Systems 10.75% 6/15/11                                                                675,000            582,188
=++Avado Brands 9.75% 6/1/06                                                                             300,000             28,500
#Carrols 144A 9.00% 1/15/13                                                                              725,000            739,500
Dana 5.85% 1/15/15                                                                                       345,000            272,337

#Ikon Office 144 A 7.75% 9/15/15                                                                         805,000            794,938
Landry's Restaurant 7.50% 12/15/14                                                                       815,000            778,325
#Metaldyne 144A 11.00% 11/1/13                                                                         1,755,000          1,535,624
#Neiman Marcus 144A 10.375% 10/15/15                                                                   1,035,000          1,035,000
O'Charleys 9.00% 11/1/13                                                                               1,575,000          1,677,374
#Uno Restaurant 144A 10.00% 2/15/11                                                                    1,185,000          1,102,050
++Venture Holdings 12.00% 6/1/09                                                                         790,000                988
Visteon
   7.00% 3/10/14                                                                                         300,000            261,750
   8.25% 8/1/10                                                                                          300,000            286,500
Warnaco 8.875% 6/15/13                                                                                 1,175,000          1,274,875
                                                                                                                        -----------
                                                                                                                         11,650,449
                                                                                                                        -----------
Consumer Non-Cyclical - 6.73%
#AmerisourceBergen 144A 5.875% 9/15/15                                                                   765,000            759,263
Biovail 7.875% 4/1/10                                                                                  1,670,000          1,740,975
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                                         125,000            131,875
   10.625% 9/1/08                                                                                      1,795,000          1,893,724
Constellation Brands 8.125% 1/15/12                                                                      535,000            567,769
Cott Beverages 8.00% 12/15/11                                                                          1,600,000          1,648,000
#Le-Natures 144A 10.00% 6/15/13                                                                        1,435,000          1,556,975
National Beef Packing 10.50% 8/1/11                                                                    1,605,000          1,673,213
Pilgrim's Pride 9.625% 9/15/11                                                                           950,000          1,026,000
Pinnacle Foods 8.25% 12/1/13                                                                             695,000            660,250
True Temper Sports 8.375% 9/15/11                                                                      1,290,000          1,206,150
#Warner Chilcott 144A 8.75% 2/1/15                                                                     1,845,000          1,780,425
                                                                                                                        -----------
                                                                                                                         14,644,619
                                                                                                                        -----------
Energy - 4.47%
Bluewater Finance 10.25% 2/15/12                                                                         985,000          1,073,650
El Paso Natural Gas 7.625% 8/1/10                                                                        515,000            538,059
El Paso Production Holding 7.75% 6/1/13                                                                1,545,000          1,622,250
#Hilcorp Energy 144A 10.50% 9/1/10                                                                     1,170,000          1,292,850
#Inergy Finance 144A 6.875% 12/15/14                                                                     810,000            777,600
Petroleum Geo-Services
   8.00% 11/5/06                                                                                         149,624            151,644
   10.00% 11/5/10                                                                                      1,624,712          1,827,800
oSecunda International 11.599% 9/1/12                                                                    875,000            927,500
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    600,000            688,431
Whiting Petroleum 7.25% 5/1/13                                                                           805,000            823,113
                                                                                                                        -----------
                                                                                                                          9,722,897
                                                                                                                        -----------
Finance/Investments - 1.10%
FINOVA Group 7.50% 11/15/09                                                                            2,539,646          1,003,160
#FTI Consulting 144A 7.625% 6/15/13                                                                    1,355,000          1,388,875
                                                                                                                        -----------
                                                                                                                          2,392,035
                                                                                                                        -----------
Media - 11.04%
#CCH I Notes 144A 11.00% 10/1/15                                                                       2,853,625          2,796,552
Cenveo 9.625% 3/15/12                                                                                    755,000            813,513
#Charter Communications 144A 5.875% 11/16/09                                                             655,000            543,650
!Charter Communication Holdings
   11.75% 5/15/11                                                                                      1,650,000          1,188,000
   13.50% 1/15/11                                                                                        840,000            701,400
CSC Holdings
   8.125% 7/15/09                                                                                        450,000            455,625
   10.50% 5/15/16                                                                                      1,340,000          1,448,875
Dex Media West 9.875% 8/15/13                                                                            625,000            692,969
!Insight Communications 12.25% 2/15/11                                                                   550,000            563,750
Insight Midwest 10.50% 11/1/10                                                                         2,750,000          2,901,249
Lodgenet Entertainment 9.50% 6/15/13                                                                   1,860,000          2,046,000
Mediacom Capital 9.50% 1/15/13                                                                         2,195,000          2,189,512
Nextmedia Operating 10.75% 7/1/11                                                                        950,000          1,022,438
Rogers Cablesystems 11.00% 12/1/15                                                                       980,000          1,042,475
Sheridan Acquisition Group 10.25% 8/15/11                                                                635,000            663,575
#Sirius Satellite 144A 9.625% 8/1/13                                                                   1,255,000          1,211,075
Vertis 10.875% 6/15/09                                                                                   785,000            775,188
Warner Music Group 7.375% 4/15/14                                                                        985,000            992,388
XM Satellite Radio
   12.00% 6/15/10                                                                                        989,000          1,132,405
   14.00% 3/15/10                                                                                        785,000            847,800
                                                                                                                        -----------
                                                                                                                         24,028,439
                                                                                                                        -----------

Real Estate - 2.07%
#America Real Estate 144A 7.125% 2/15/13                                                               1,215,000          1,221,075
BF Saul REIT 7.50% 3/1/14                                                                              1,615,000          1,663,450
Tanger Properties 9.125% 2/15/08                                                                       1,490,000          1,624,100
                                                                                                                        -----------
                                                                                                                          4,508,625
                                                                                                                        -----------
Services Cyclical - 10.11%
Adesa 7.625% 6/15/12                                                                                     990,000            994,950
#CCM Merger Motor 144A 8.00% 8/1/13                                                                      510,000            517,013
Corrections Corporation of America 7.50% 5/1/11                                                        1,055,000          1,093,244
Foster Wheeler 10.359% 9/15/11                                                                         1,290,000          1,451,250
Gaylord Entertainment 6.75% 11/15/14                                                                     865,000            841,213
!#H-Lines Finance Holding 144A 11.00% 4/1/13                                                           2,335,000          1,949,724
Horizon Lines 9.00% 11/1/12                                                                              890,000            957,863
Kansas City Southern Railway 9.50% 10/1/08                                                             1,450,000          1,596,813
#Knowledge Learning 144A 7.75% 2/1/15                                                                  1,065,000          1,049,025
Mandalay Resort Group 10.25% 8/1/07                                                                      525,000            567,000
MGM Mirage 9.75% 6/1/07                                                                                  140,000            149,800
OMI 7.625% 12/1/13                                                                                     1,635,000          1,700,400
Penn National Gaming 8.875% 3/15/10                                                                    2,745,000          2,909,699
Royal Caribbean Cruises 7.25% 3/15/18                                                                    575,000            612,375
Seabulk International 9.50% 8/15/13                                                                      865,000            977,450
Stena 9.625% 12/1/12                                                                                   1,260,000          1,373,400
!Town Sports International 11.00% 2/1/14                                                               1,165,000            792,200
Wheeling Island Gaming 10.125% 12/15/09                                                                2,000,000          2,109,999
#Williams Scotsman 144A 8.50% 10/1/15                                                                    355,000            361,213
                                                                                                                        -----------
                                                                                                                         22,004,631
                                                                                                                        -----------
Services Non-Cyclical - 6.57%
Aleris International 9.00% 11/15/14                                                                    1,080,000          1,144,800
Allied Waste North America 9.25% 9/1/12                                                                2,015,000          2,191,313
Casella Waste Systems 9.75% 2/1/13                                                                     2,030,000          2,202,550
Geo Subordinate 11.00% 5/15/12                                                                         1,455,000          1,469,550
Healthsouth 10.75% 10/1/08                                                                             2,405,000          2,362,912
NDCHealth 10.50% 12/1/12                                                                               1,665,000          1,914,750
US Oncology 10.75% 8/15/14                                                                             1,955,000          2,199,375
!Vanguard Health 11.25% 10/1/15                                                                        1,125,000            821,250
                                                                                                                        -----------
                                                                                                                         14,306,500
                                                                                                                        -----------
Technology & Electronics - 2.04%
Magnachip Semiconductor 8.00% 12/15/14                                                                 1,325,000          1,225,625
Sanmina-SCI 10.375% 1/15/10                                                                            1,440,000          1,594,800
#Sunguard Data 144A
   9.125% 8/15/13                                                                                        325,000            338,406
   10.25% 8/15/15                                                                                      1,265,000          1,287,138
                                                                                                                        -----------
                                                                                                                          4,445,969
                                                                                                                        -----------
Telecommunications - 12.42%
Alaska Communications Systems 9.875% 8/15/11                                                           1,223,000          1,342,243
++Allegiance Telecom 11.75% 2/15/08                                                                      565,000            155,375
American Cellular 10.00% 8/1/11                                                                          775,000            848,625
American Tower 7.125% 10/15/12                                                                         1,145,000          1,207,975
Centennial Cellular Operating 10.125% 6/15/13                                                          1,040,000          1,175,200
Cincinnati Bell
   7.00% 2/15/15                                                                                         365,000            354,050
   8.375% 1/15/14                                                                                      1,405,000          1,390,950
#Digicel Limited 144A 9.25% 9/1/12                                                                     1,170,000          1,216,800
!Inmarsat Finance 10.375% 11/15/12                                                                     2,420,000          1,996,500
iPCS 11.50% 5/1/12                                                                                       885,000          1,026,600
Iwo Escrow
 o7.349% 1/15/12                                                                                         265,000            276,925
 !10.75% 1/15/15                                                                                        225,000            159,188
MCI
   6.908% 5/1/07                                                                                         690,000            696,900
   7.688% 5/1/09                                                                                       1,460,000          1,518,400
Nextel Communications 5.95% 3/15/14                                                                    2,000,000          2,050,056
Qwest 7.875% 9/1/11                                                                                      350,000            366,625
o#Qwest 144A 7.12% 6/15/13                                                                             1,100,000          1,149,500
Qwest Service 13.50% 12/15/10                                                                          1,970,000          2,265,499
Rural Cellular
   9.625% 5/15/08                                                                                      1,190,000          1,201,900
   9.875% 2/1/10                                                                                       1,085,000          1,144,675

#Telcordia Technologies 144A 10.00% 3/15/13                                                            2,090,000          1,985,500
Time Warner Telecommunications 9.75% 7/15/08                                                             820,000            834,350
Triton Communications 9.375% 2/1/11                                                                      430,000            354,750
oUS LEC 11.89% 10/1/09                                                                                   675,000            698,625
Valor Telecom Enterprises 7.75% 2/15/15                                                                1,670,000          1,628,250
                                                                                                                       ------------
                                                                                                                         27,045,461
                                                                                                                       ------------
Utilities - 6.43%
Avista 9.75% 6/1/08                                                                                      740,000            821,537
Calpine
   7.625% 4/15/06                                                                                        460,000            407,100
   10.50% 5/15/06                                                                                        800,000            720,000
o#Calpine 144A 9.349% 7/15/07                                                                          1,180,704            909,142
CMS Energy 9.875% 10/15/07                                                                             1,165,000          1,272,763
#Dynegy Holdings 144A 10.125% 7/15/13                                                                  2,345,000          2,626,399
Elwood Energy 8.159% 7/5/26                                                                              953,733          1,063,412
Midwest Generation
   8.30% 7/2/09                                                                                        1,350,000          1,420,874
   8.75% 5/1/34                                                                                        1,010,000          1,129,938
++Mirant Americas Generation 7.625% 5/1/06                                                               950,000          1,156,625
Orion Power Holdings 12.00% 5/1/10                                                                       600,000            726,000
PSE&G Energy Holdings 7.75% 4/16/07                                                                      515,000            529,163
Reliant Energy 9.50% 7/15/13                                                                             525,000            582,750
#Tenaska Alabama 144A 7.00% 6/30/21                                                                      500,000            508,757
#Texas Genco 144A 6.875% 12/15/14                                                                        110,000            112,475
=++#USGen New England 144A 7.459% 1/2/15                                                                 475,000              3,420
                                                                                                                       ------------
                                                                                                                         13,990,355
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $196,416,346)                                                                               195,852,895
                                                                                                                       ============
CONVERTIBLE BONDS - 0.37%
++Mirant 2.50% 6/15/21                                                                                   785,000            814,438
                                                                                                                       ------------
TOTAL CONVERTIBLE BONDS (COST $630,588)                                                                                     814,438
                                                                                                                       ------------
EMERGING MARKET BONDS - 3.06%
#Kazkommerts International 144A 7.00% 11/3/09                                                            650,000            675,188
Naftogaz Ukrainy 8.125% 9/30/09                                                                        1,500,000          1,593,300
Republic of El Salvador 7.65% 6/15/35                                                                  1,700,000          1,793,700
#Southern Peru 144A 7.50% 7/27/35                                                                      1,400,000          1,406,598
Venezuela Government 9.375% 1/13/34                                                                    1,000,000          1,186,500
                                                                                                                       ------------
TOTAL EMERGING MARKET BONDS (COST $6,277,769)                                                                             6,655,286
                                                                                                                       ============

                                                                                                        NUMBER OF
                                                                                                         SHARES
COMMON STOCK - 0.51%
B&G Foods                                                                                                 11,100            140,415
+Foster Wheeler                                                                                           20,666            638,368
+Petroleum Geo-Services ADR                                                                                2,484             79,041
+XM Satellite Radio Holdings Class A                                                                       6,750            242,393
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $384,296)                                                                                        1,100,217
                                                                                                                       ============
PREFERRED STOCKS - 0.25%
Alamosa Delaware 7.50%                                                                                       425            542,141
                                                                                                                       ------------
TOTAL PREFERRED STOCKS (COST $244,380)                                                                                      542,141
                                                                                                                       ============
WARRANTS - 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                          1,050                  0
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                850                  0
                                                                                                                       ------------
TOTAL WARRANTS (COST $144,354)                                                                                                    0
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT

REPURCHASE AGREEMENTS - 1.67%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $1,498,406,
collateralized by $200,000 U.S. Treasury Bills
due 2/16/06, market value $197,552,
$60,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $59,503,
$502,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $500,172,
$436,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $431,630,
$193,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $193,192,
$90,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $89,773,
$12,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $12,159 and
$43,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $44,063)                                                                    $1,498,000          1,498,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $2,131,577,
collateralized by $2,209,000 U.S. Treasury Bills
due 3/2/06, market value $2,174,803)                                                                   2,131,000          2,131,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $3,629,000)                                                                             3,629,000
                                                                                                                       ============
TOTAL MARKET VALUE OF SECURITIES - 96.66%
   (cost $209,618,785)                                                                                                  210,413,267
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.34%                                                       7,265,325
                                                                                                                       ============
NET ASSETS APPLICABLE TO 37,084,089 SHARES OUTSTANDING - 100.00%                                                       $217,678,592
                                                                                                                       ============

 oVariable rate securities. The interest rate shown is the rate as of September
  30, 2005.
 #Security exempt from registration under Rule 144A of the Securities
  Act of 1933. See Note 3 in "Notes."
 !Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which tiMe the stated interest rate becomes effective.
++Non-income producing security. Security is currently in default.
 +Non-income producing security for the period ended September 30, 2005. =Security is being fair valued in accordance with the Series' fair valuation policy. See Note 1 in "Notes." At September 30, 2005, two securities were fair valued which represented 0.22% of the Series' net assets.
 @Illiquid security. See Note 3 in "Notes." At September 30, 2005, two securities were deemed illiquid which represented 0.20% of the Series' net assets.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP High Yield Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                  $210,023,239
                                     ------------
Aggregate unrealized appreciation       5,299,320
Aggregate unrealized depreciation      (4,909,292)
                                     ------------
Net unrealized appreciation          $    390,028
                                     ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $44,855,588 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,203,663 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

3. CREDIT AND MARKET RISK
The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, Rule 144A securities represented approximately 19.67% of total assets and 0.20% of total assets have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP International Value Equity Series

September 30, 2005

                                                                                          Number of           Market
                                                                                          Shares          Value (U.S. $)
Common Stock - 99.07%()
Australia - 10.72%
*Amcor                                                                                       440,379       $  2,252,553
Coles Myer                                                                                   319,703          2,500,460
Foster's Group                                                                               985,378          4,379,226
*National Australia Bank                                                                     189,587          4,776,458
Telstra                                                                                    1,047,298          3,249,306
Wesfarmers                                                                                     8,266            252,992
                                                                                                           ------------
                                                                                                             17,410,995
                                                                                                           ------------
Belgium - 3.34%
Electrabel                                                                                     4,278          2,144,547
*Fortis Group                                                                                113,475          3,280,756
                                                                                                           ------------
                                                                                                              5,425,303
                                                                                                           ------------
Finland - 1.48%
UPM-Kymmene                                                                                  120,276          2,407,420
                                                                                                           ------------
                                                                                                              2,407,420
                                                                                                           ------------
France - 7.41%
Cie de Saint-Gobain                                                                           49,821          2,866,446
*Societe Generale                                                                             34,038          3,885,238
Total                                                                                         19,379          5,290,628
                                                                                                           ------------
                                                                                                             12,042,312
                                                                                                           ------------
Germany - 6.99%
Bayer                                                                                         90,492          3,326,644
+Bayerische Hypo-und Vereinsbank                                                             104,522          2,940,236
RWE                                                                                           77,085          5,096,726
                                                                                                           ------------
                                                                                                             11,363,606
                                                                                                           ------------
Hong Kong - 2.88%
Hong Kong Electric Holdings                                                                  483,000          2,409,599
Wharf Holdings                                                                               583,285          2,274,536
                                                                                                           ------------
                                                                                                              4,684,135
                                                                                                           ------------
Italy - 3.00%
Banca Intesa                                                                               1,046,841          4,879,678
                                                                                                           ------------
                                                                                                              4,879,678
                                                                                                           ------------
Japan - 16.66%
Canon                                                                                         80,100          4,326,104
*Eisai                                                                                        22,500            961,453
*Hitachi                                                                                     283,000          1,792,748
*KDDI                                                                                            590          3,326,871
*Matsushita Electric Industrial                                                              151,000          2,558,352
Millea Holdings                                                                                  113          1,811,982
*Takeda Pharmaceutical                                                                        94,100          5,604,546
Toyota Motor                                                                                 117,600          5,387,840
West Japan Railway                                                                               341          1,288,889
                                                                                                           ------------
                                                                                                             27,058,785
                                                                                                           ------------
Netherlands - 4.40%
ING Groep                                                                                    139,364          4,151,553
Reed Elsevier                                                                                216,574          2,988,869
                                                                                                           ------------
                                                                                                              7,140,422
                                                                                                           ------------
New Zealand - 1.91%
*Telecom Corporation of New Zealand                                                          743,222          3,095,920
                                                                                                           ------------
                                                                                                              3,095,920
                                                                                                           ------------
Republic of Korea - 1.11%
POSCO ADR                                                                                     31,871          1,802,624
                                                                                                           ------------
                                                                                                              1,802,624
                                                                                                           ------------
Singapore - 2.03%
Jardine Matheson Holdings                                                                     81,022          1,385,476
Oversea-Chinese Banking                                                                      516,000          1,905,916
                                                                                                           ------------
                                                                                                              3,291,392
                                                                                                           ------------
South Africa - 1.63%
Sasol                                                                                         68,294          2,642,704
                                                                                                           ------------

                                                                                                              2,642,704
                                                                                                           ------------
Spain - 7.82%
Banco Santander Central Hispanoamericano                                                     250,909          3,296,819
*Iberdrola                                                                                   139,420          3,896,787
Telefonica                                                                                   336,046          5,502,176
                                                                                                           ------------
                                                                                                             12,695,782
                                                                                                           ------------
Taiwan - 0.03%
Chunghwa Telecom ADR                                                                           3,100             57,381
                                                                                                           ------------
                                                                                                                 57,381
                                                                                                           ------------
United Kingdom - 27.66%
Aviva                                                                                        154,302          1,694,567
BG Group                                                                                     464,132          4,397,072
BOC Group                                                                                    101,001          2,054,484
Boots Group                                                                                  295,363          3,168,163
BP                                                                                           320,792          3,814,444
Brambles Industries                                                                          354,865          2,180,229
GKN                                                                                          353,599          1,835,588
GlaxoSmithKline                                                                              221,438          5,633,331
HBOS                                                                                         304,846          4,590,202
Intercontinental Hotels                                                                       57,733            730,792
Lloyds TSB Group                                                                             428,662          3,531,666
Rio Tinto                                                                                     91,259          3,731,960
Royal Dutch Shell                                                                            137,449          4,538,986
Unilever                                                                                     290,702          3,030,982
                                                                                                           ------------
                                                                                                             44,932,466
                                                                                                           ------------
Total Common Stock (cost $107,193,460)                                                                      160,930,925
                                                                                                           ------------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 0.69%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $459,825,
collateralized by $62,000 U.S. Treasury Bills
due 2/16/06, market value $60,643,
$18,500 U.S. Treasury Notes 1.50%
due 3/31/06, market value $18,266,
$154,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $153,539,
$133,900 U.S. Treasury Notes 2.375%
due 8/15/06, market value $132,498,
$59,400 U.S. Treasury Notes 2.50%
due 5/31/06, market value $59,304,
$27,700 U.S. Treasury Notes 2.75%
due 7/31/06, market value $27,558,
$3,700 U.S. Treasury Notes 2.875%
due 11/30/06, market value $3,732,
$13,200 U.S. Treasury Notes 4.625%
due 5/15/06, market value $13,526)                                                        $  459,700            459,700

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $654,477,
collateralized by $678,200 U.S. Treasury Bills
due 3/2/06, market value $667,603)                                                           654,300            654,300
                                                                                                           ------------
Total Repurchase Agreements (cost $1,114,000)                                                                 1,114,000
                                                                                                           ------------

Total Market Value of Securities Before Securities Lending Collateral - 99.76%
   (cost $108,307,460)                                                                                      162,044,925
                                                                                                           ------------

Securities Lending Collateral** - 12.73%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                 427,482            427,576
Australia New Zealand 3.81% 10/31/06                                                         577,736            577,648
Bank of New York
   3.70% 4/4/06                                                                              462,144            462,119
   3.79% 10/28/05                                                                            288,840            288,829
Bank of the West 3.68% 3/2/06                                                                577,645            577,648
Barclays London 3.81% 11/28/05                                                               288,852            288,824
Bayerische Landesbank 3.85% 8/25/06                                                          577,487            577,648
Bear Stearns
    3.60% 1/17/06                                                                            115,546            115,569

    3.74% 3/31/06                                                                            635,413            635,413
Beta Finance 3.83% 4/18/06                                                                   577,614            577,605
Calyon Singapore 3.69% 11/3/05                                                               427,489            427,460
Calyon London 3.77% 12/30/05                                                                 406,157            405,795
CDC Financial Product 4.04% 10/31/05                                                         750,943            750,943
Citigroup Global Markets
   3.98% 10/3/05                                                                           5,776,483          5,776,483
   4.01% 10/7/05                                                                             750,943            750,943
Commonwealth Bank Australia 3.80% 10/31/06                                                   577,688            577,648
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                             623,898            623,860
   4.02% 12/29/05                                                                            121,306            121,309
Deutsche Bank London 3.76% 12/27/05                                                          173,349            173,316
Goldman Sachs 4.08% 10/2/06                                                                  704,731            704,731
Lehman Holdings 4.02% 12/23/05                                                               577,612            577,820
Marshall & Ilsley Bank 3.97% 12/29/05                                                        577,679            577,657
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                 750,943            750,943
National City Bank 3.81% 1/23/06                                                             658,533            658,543
Nordea Bank Norge ASA 3.71% 10/31/06                                                         577,682            577,648
Proctor & Gamble 3.77% 10/31/06                                                              577,584            577,648
Royal Bank of Canada 3.78% 11/18/05                                                          577,690            577,648
Royal Bank of Scotland 3.78% 10/31/06                                                        577,655            577,648
Sigma Finance 3.83% 3/16/06                                                                  173,287            173,306
UBS Securities 3.95% 10/3/05                                                                 208,300            208,300
Wells Fargo 3.76% 10/31/06                                                                   577,492            577,648
                                                                                                           ------------
Total Securities Lending Collateral (cost $20,676,176)                                                       20,676,176
                                                                                                           ------------

Total Market Value of Securities - 112.49%
   (cost $128,983,636)                                                                                      182,721,101[]
Obligation to Return Securities Lending Collarteral - (12.73%)**                                            (20,676,176)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.24%                                             394,755
                                                                                                           ------------
Net Assets Applicable to 8,173,425 Shares Outstanding - 100.00%                                            $162,439,680
                                                                                                           ------------

+     Non-income producing security for the period ended September 30, 2005.

*     Fully or partially on loan.

**    See Note 4 in "Notes."

[]    Includes $19,664,547 of securities loaned.

()    Securities have been classified by country of origin.

ADR - American Depositary Receipts

Forward Foreign Currency Exchange Contracts(1)

The following forward foreign currency exchange contract was outstanding at September 30, 2005:

                                                    Value of Contract                           Unrealized
Contracts to Deliver           In Exchange For    at September 30, 2005    Settlement Date     Depreciation
--------------------           ---------------    ---------------------    ---------------     ------------
(4,869,500) British Pounds       US$8,446,635          $(8,585,787)            10/31/05          $(139,152)
                                                                                                 ---------
                                                                                                 $(139,152)
                                                                                                 =========

(1)   See Note 3 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP International Value Equity Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investment                           $130,128,910
                                             ------------
Aggregate unrealized appreciation              53,769,836
Aggregate unrealized depreciation              (1,177,645)
                                             ------------
Net unrealized appreciation                  $ 52,592,191
                                             ------------

3. Foreign Exchange Contracts

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2005, the market value of securities on loan was $19,664,547, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Small Cap Value Series

September 30, 2005

                                                                                          Number of       Market
                                                                                          Shares          Value
Common Stock- 95.12%
Basic Industry/Capital Goods - 10.95%
*+Alpha Natural Resources                                                                     305,800     $    9,186,232
*Arch Coal                                                                                    160,100         10,806,750
*+Chaparral Steel                                                                             121,500          3,064,230
Crane                                                                                         213,400          6,346,516
+Crown Holdings                                                                               480,300          7,655,982
*Federal Signal                                                                               122,600          2,095,234
*Fuller (H.B.)                                                                                195,700          6,082,356
*+Griffon                                                                                     275,230          6,770,658
IPSCO                                                                                          80,300          5,740,647
*MacDermid                                                                                    266,800          7,006,168
+Pactiv                                                                                       235,800          4,131,216
+PolyOne                                                                                      658,100          3,988,086
*Smith (A.O.)                                                                                 120,550          3,435,675
*Spartech                                                                                     270,700          5,289,478
*Texas Industries                                                                             121,500          6,609,600
*Wausau Paper                                                                                 278,300          3,481,533
*Westlake Chemical                                                                            197,400          5,345,592
                                                                                                          --------------
                                                                                                              97,035,953
                                                                                                          --------------
Business Services - 2.05%
Brink's                                                                                       270,400         11,102,624
*+United Stationers                                                                           147,400          7,054,564
                                                                                                          --------------
                                                                                                              18,157,188
                                                                                                          --------------
Capital Spending - 6.90%
*+Casella Waste Systems                                                                       482,400          6,333,912
*Gibraltar Industries                                                                         330,400          7,556,248
Harsco                                                                                        142,300          9,330,611
*+Insituform Technologies Class A                                                             199,000          3,440,710
*Kaydon                                                                                       251,900          7,156,479
*Mueller Industries                                                                           176,500          4,901,405
*Wabtec                                                                                       429,900         11,727,672
Walter Industries                                                                             218,500         10,689,020
                                                                                                          --------------
                                                                                                              61,136,057
                                                                                                          --------------
Consumer Cyclical - 2.66%
*Furniture Brands International                                                               195,700          3,528,471
KB HOME                                                                                       146,400         10,716,480
*Lear                                                                                         156,400          5,312,908
*+WCI Communities                                                                             142,300          4,037,051
                                                                                                          --------------
                                                                                                              23,594,910
                                                                                                          --------------
Consumer Services - 12.80%
+AnnTaylor Stores                                                                             311,300          8,265,015
*Belo Class A                                                                                 109,300          2,498,598
Borders Group                                                                                 300,900          6,670,953
*+Carter's                                                                                     74,100          4,208,880
*Cato Class A                                                                                 525,900         10,481,186
*+CEC Entertainment                                                                           213,400          6,777,584
*+Department 56                                                                               153,000          1,912,500
+Dollar Tree Stores                                                                           265,400          5,745,910
*K Swiss                                                                                      288,800          8,539,816
*Kellwood                                                                                     231,200          5,976,520
*Kenneth Cole Productions Class A                                                             164,700          4,494,663
Meredith                                                                                      105,500          5,263,395
*Oakley                                                                                       284,600          4,934,964
*Pier 1 Imports                                                                               426,900          4,811,163
*+Sports Authority                                                                            179,118          5,273,234
*Stage Stores                                                                                 170,250          4,574,618
*Thor Industries                                                                              255,000          8,670,000
Wolverine World Wide                                                                          325,350          6,848,618
*+Zale                                                                                        272,800          7,414,704
                                                                                                          --------------
                                                                                                             113,362,321
                                                                                                          --------------

Consumer Staples - 3.47%
*American Greetings Class A                                                                   320,200          8,773,480
Bunge Limited                                                                                 106,700          5,614,554
+Constellation Brands                                                                         310,800          8,080,800
+Del Monte Foods                                                                              772,700          8,291,071
                                                                                                          --------------
                                                                                                              30,759,905
                                                                                                          --------------
Energy - 9.74%
*+Energy Partners                                                                             375,400         11,719,988
+Grey Wolf                                                                                  1,174,000          9,896,820
+Newfield Exploration                                                                         213,000         10,458,300
*+Newpark Resources                                                                           935,200          7,874,384
Southwest Gas                                                                                 249,000          6,820,110
Tesoro Petroleum                                                                               90,900          6,112,116
+TODCO                                                                                        151,300          6,310,723
*+W-H Energy Services                                                                         373,500         12,108,870
*+Whiting Petroleum                                                                           341,900         14,988,896
                                                                                                          --------------
                                                                                                              86,290,207
                                                                                                          --------------
Financial Services - 16.03%
*AmerUs Group                                                                                 213,400         12,242,758
Bank of Hawaii                                                                                169,100          8,323,102
*Bankunited Financial Class A                                                                 325,100          7,435,037
Berkley (W.R.)                                                                                313,462         12,375,480
*Boston Private Financial Holdings                                                            328,500          8,718,390
*Colonial BancGroup                                                                           584,700         13,097,279
Compass Bancshares                                                                             96,300          4,413,429
*First Republic Bank                                                                          266,800          9,399,364
*Greater Bay Bancorp                                                                          348,700          8,591,968
*Harleysville Group                                                                           195,700          4,696,800
*Independent Bank/Rockland MA                                                                  73,700          2,239,006
*Infinity Property & Casualty                                                                 182,600          6,407,434
*MAF Bancorp                                                                                  174,800          7,166,800
*NBT Bancorp                                                                                   98,800          2,330,692
Platinum Underwriters Holdings                                                                235,100          7,027,139
*Provident Bankshares                                                                         296,500         10,312,270
*Republic Bancorp                                                                             417,815          5,907,904
*Sterling Financial                                                                           286,720          6,465,536
*+Triad Guaranty                                                                              122,900          4,820,138
                                                                                                          --------------
                                                                                                             141,970,526
                                                                                                          --------------
Health Care - 7.18%
+Alderwoods Group                                                                             551,400          9,031,932
*Arrow International                                                                          143,200          4,038,240
*+Bio-Rad Laboratories Class A                                                                132,300          7,275,177
*Diagnostic Products                                                                          108,400          5,715,932
*Owens & Minor                                                                                284,600          8,353,010
*+Par Pharmaceuticals                                                                         180,600          4,807,572
+Pediatrix Medical Group                                                                      107,100          8,227,422
*+PRA International                                                                           219,100          6,640,921
*+RehabCare Group                                                                             177,900          3,650,508
Service International                                                                         711,500          5,898,335
                                                                                                          --------------
                                                                                                              63,639,049
                                                                                                          --------------
Real Estate - 4.56%
*Ashford Hospitality Trust                                                                    355,700          3,827,332
Camden Property Trust                                                                         177,900          9,917,925
Education Realty Trust                                                                        293,900          4,908,130
*Highland Hospitality                                                                         526,100          5,397,786
Prentiss Properties Trust                                                                     195,700          7,945,420
Reckson Associates Realty                                                                     244,300          8,440,565
                                                                                                          --------------
                                                                                                              40,437,158
                                                                                                          --------------
Technology - 11.59%
Acxiom                                                                                        357,900          6,699,888
*+Bell Microproducts                                                                          536,200          5,378,086
*+Checkpoint Systems                                                                          338,000          8,017,360
*+CommScope                                                                                   370,500          6,424,470
+Datastream Systems                                                                           512,800          4,051,120
*+Entegris                                                                                    578,800          6,540,440
*+Herley Industries                                                                           158,400          2,950,992
+Ingram Micro Class A                                                                         506,300          9,386,802
+Insight Enterprises                                                                          320,200          5,955,720
+International Rectifier                                                                      160,100          7,217,308
+NETGEAR                                                                                      266,300          6,407,178

*+Overland Storage                                                                            263,300          2,145,895
*+Plexus                                                                                      376,600          6,436,094
*QAD                                                                                          335,600          2,782,124
Symbol Technologies                                                                           409,100          3,960,088
*+Synnex                                                                                      268,200          4,516,488
+Synopsys                                                                                     394,700          7,459,830
*Technitrol                                                                                   409,100          6,267,412
                                                                                                          --------------
                                                                                                             102,597,295
                                                                                                          --------------
Transportation - 3.75%
*Alexander & Baldwin                                                                          244,600         13,022,504
*+Kirby                                                                                       177,900          8,793,597
*+SCS Transportation                                                                          121,900          1,915,049
*SkyWest                                                                                      160,100          4,293,882
+Yellow Roadway                                                                               124,500          5,156,790
                                                                                                          --------------
                                                                                                              33,181,822
                                                                                                          --------------
Utilities - 3.44%
*Black Hills                                                                                   88,900          3,855,593
+El Paso Electric                                                                             303,600          6,330,060
FairPoint Communications                                                                      325,000          4,754,750
*Otter Tail                                                                                   231,200          7,153,328
PNM Resources                                                                                 293,450          8,413,212
                                                                                                          --------------
                                                                                                              30,506,943
                                                                                                          --------------
Total Common Stock (cost $670,593,538)                                                                       842,669,334
                                                                                                          --------------

Exchange Traded Funds- 0.98%
*iShares Russell 2000 Value Index Fund                                                        131,400          8,663,202
                                                                                                          --------------
Total Exchange Traded Funds (cost $8,690,967)                                                                  8,663,202
                                                                                                          --------------

                                                                                            Principal
                                                                                               Amount
Repurchase Agreements- 3.30%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $12,081,271,
collateralized by $1,616,000 U.S. Treasury Bills
due 2/16/06, market value $1,593,320,
$485,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $479,908,
$4,045,000 U.S. Treasury Notes 1.87%
due 1/31/06, market value $4,034,043,
$3,519,000 U.S. Treasury Notes 2.37%
due 8/15/06, market value $3,481,228,
$1,560,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $1,558,153,
$728,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $724,050,
$98,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $98,065, and
$348,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $355,382)                                                       $12,078,000         12,078,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $17,195,656,
collateralized by $17,820,000 U.S. Treasury Bills
due 3/2/06, market value $17,540,458)                                                      17,191,000         17,191,000
                                                                                                          --------------
Total Repurchase Agreements (cost $29,269,000)                                                                29,269,000
                                                                                                          --------------

Total Market Value of Securities Before Securities Lending Collateral - 99.40%
   (cost $708,553,505)                                                                                       880,601,536

Securities Lending Collateral**- 22.11%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                4,049,622          4,050,513
Australia New Zealand 3.81% 10/31/06                                                        5,472,999          5,472,173
Bank of New York
   3.70% 4/4/06                                                                             4,377,974          4,377,738
   3.79% 10/28/05                                                                           2,736,237          2,736,128
Bank of the West 3.68% 3/2/06                                                               5,472,140          5,472,173
Barclays London 3.81% 11/28/05                                                              2,736,349          2,736,086
Bayerische Landesbank 3.85% 8/25/06                                                         5,470,646          5,472,173
Bear Stearns
    3.60% 1/17/06                                                                           1,094,585          1,094,807

    3.74% 3/31/06                                                                           6,019,390          6,019,390
Beta Finance 3.83% 4/18/06                                                                  5,471,849          5,471,762
Calyon Singapore 3.69% 11/3/05                                                              4,049,681          4,049,408
Calyon London 3.77% 12/30/05                                                                3,847,605          3,844,173
CDC Financial Products 4.04% 10/31/05                                                       7,113,824          7,113,824
Citigroup Global Markets
   3.98% 10/3/05                                                                           54,721,724         54,721,724
   4.01% 10/7/05                                                                            7,113,824          7,113,824
Commonwealth Bank Australia 3.80% 10/31/06                                                  5,472,545          5,472,173
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                            5,910,307          5,909,946
   4.02% 12/29/05                                                                           1,149,157          1,149,179
Deutsche Bank London 3.76% 12/27/05                                                         1,642,167          1,641,855
Goldman Sachs 4.08% 10/2/06                                                                 6,676,050          6,676,050
Lehman Holdings 4.02% 12/23/05                                                              5,471,828          5,473,803
Marshall & Ilsley Bank 3.97% 12/29/05                                                       5,472,462          5,472,254
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                7,113,824          7,113,824
National City Bank 3.81% 1/23/06                                                            6,238,408          6,238,501
Nordea Bank Norge ASA 3.71% 10/31/06                                                        5,472,490          5,472,172
Proctor & Gamble 3.77% 10/31/06                                                             5,471,565          5,472,172
Royal Bank of Canada 3.78% 11/18/05                                                         5,472,569          5,472,172
Royal Bank of Scotland 3.78% 10/31/06                                                       5,472,238          5,472,172
Sigma Finance 3.83% 3/16/06                                                                 1,641,582          1,641,762
UBS Securities 3.95% 10/3/05                                                                1,973,262          1,973,262
Wells Fargo 3.76% 10/31/06                                                                  5,470,695          5,472,172
                                                                                                          --------------
Total Securities Lending Collateral
   (cost $195,869,365)                                                                                       195,869,365
                                                                                                          --------------

Total Market Value of Securities - 121.51%
   (cost $904,422,870)                                                                                     1,076,470,901[]

Obligation to Return Securities Lending Collateral** - (22.11%)                                             (195,869,365)
Receivables and Other Assets Net of Liabilities (See Notes) - 0.60%                                            5,324,758
                                                                                                          --------------
Net Assets Applicable to 29,273,565 Shares Outstanding - 100.00%                                          $  885,926,294
                                                                                                          --------------

+     Non-income producing security for the period ended September 30, 2005.

*     Fully or partially on loan.

**    See Note 3 in "Notes to Financial Statements."

[]    Includes $194,303,766 of securities loaned.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted
accounting   principles   and  are   consistently   followed  by  Delaware   VIP
Trust-Delaware VIP Small Cap Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                        $905,023,938
                                           ------------
Aggregate unrealized appreciation           197,104,068
Aggregate unrealized depreciation           (25,657,105)
                                           ------------
Net unrealized appreciation                $171,446,963
                                           ------------

3. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2005, the market value of securities on loan was $194,303,766, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP REIT Series

September 30, 2005

                                                                                          Number of         Market
                                                                                          Shares            Value
Common Stock - 97.54%
Diversified REITs - 4.80%
Vornado Realty Trust                                                                          481,901       $ 41,742,265
                                                                                                            ------------
                                                                                                              41,742,265
                                                                                                            ------------
Healthcare REITs - 3.73%
Medical Properties Trust                                                                      423,800          4,153,240
#Medical Properties Trust                                                                     425,935          4,174,163
Nationwide Health Properties                                                                  429,040          9,996,632
Ventas                                                                                        440,500         14,184,100
                                                                                                            ------------
                                                                                                              32,508,135
                                                                                                            ------------
Hotel REITs - 5.23%
Hersha Hospitality Trust                                                                      920,790          9,143,445
Host Marriott                                                                                 535,081          9,042,869
LaSalle Hotel Properties                                                                      523,785         18,044,392
Strategic Hotel Capital                                                                       506,500          9,248,690
                                                                                                            ------------
                                                                                                              45,479,396
                                                                                                            ------------
Industrial REITs - 8.98%
AMB Property                                                                                  504,155         22,636,560
First Potomac Realty Trust                                                                    243,847          6,266,868
ProLogis                                                                                    1,111,993         49,272,409
                                                                                                            ------------
                                                                                                              78,175,837
                                                                                                            ------------
Mall REITs - 17.53%
CBL & Associates Properties                                                                   611,369         25,060,015
General Growth Properties                                                                     913,246         41,032,143
Mills                                                                                         345,926         19,053,604
Pennsylvania Real Estate Investment Trust                                                     206,383          8,705,235
Simon Property Group                                                                          792,599         58,747,438
                                                                                                            ------------
                                                                                                             152,598,435
                                                                                                            ------------
Manufactured Housing REITs - 1.66%
Equity Lifestyle Properties                                                                   320,400         14,418,000
                                                                                                            ------------
                                                                                                              14,418,000
                                                                                                            ------------
Mortgage REITs - 3.32%
KKR Financial                                                                                 100,000          2,224,000
+#KKR Financial                                                                               443,278          9,858,502
MortgageIT Holdings                                                                           522,900          7,435,638
+#Peoples Choice                                                                            1,186,383          9,372,426
                                                                                                            ------------
                                                                                                              28,890,566
                                                                                                            ------------
Multifamily REITs - 13.36%
AvalonBay Communities                                                                         273,274         23,419,582
Camden Property Trust                                                                         378,274         21,088,776
Education Realty Trust                                                                        652,978         10,904,733
=+#Education Realty Trust                                                                     130,800          2,085,408
Essex Property Trust                                                                          213,108         19,179,720
Home Properties                                                                               338,629         13,291,188
United Dominion Realty Trust                                                                1,109,836         26,303,113
                                                                                                            ------------
                                                                                                             116,272,520
                                                                                                            ------------
Office REITs - 25.14%
Alexandria Real Estate Equities                                                               358,996         29,685,379
American Financial Realty Trust                                                             1,138,621         16,168,418
Biomed Realty Trust                                                                            47,600          1,180,480
Brandywine Realty Trust                                                                       564,427         17,548,035
CarrAmerica Realty                                                                            761,687         27,382,648
Equity Office Properties Trust                                                              1,432,020         46,841,375
Prentiss Properties Trust                                                                     694,836         28,210,342
Reckson Associates Realty                                                                     781,797         27,011,086
SL Green Realty                                                                               362,837         24,738,227
                                                                                                            ------------
                                                                                                             218,765,990
                                                                                                            ------------
Real Estate Operating Companies - 2.81%
+Great Wolf Resorts                                                                           538,828          5,571,482
Starwood Hotels & Resorts Worldwide                                                           330,650         18,903,261
                                                                                                            ------------

                                                                                                              24,474,743
                                                                                                            ------------
Self-Storage Reits - 0.01%
+U-Store-It Trust                                                                               5,100            103,377
                                                                                                            ------------
                                                                                                                 103,377
                                                                                                            ------------
Shopping Center REITs - 10.97%
Developers Diversified Realty                                                                 406,078         18,963,843
Federal Realty Investment Trust                                                               452,189         27,551,875
Kite Realty Group Trust                                                                     1,172,096         17,487,672
Ramco-Gershenson Properties                                                                   423,217         12,353,704
Regency Centers                                                                               332,039         19,075,641
                                                                                                            ------------
                                                                                                              95,432,735
                                                                                                            ------------
Total Common Stock (cost $678,126,578)                                                                       848,861,999
                                                                                                            ------------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 2.57%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $9,244,503,
collateralized by $1,236,000 U.S. Treasury Bills
due 2/16/06, market value $1,219,119,
$371,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $367,199,
$3,095,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $3,086,624,
$2,693,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $2,663,641,
$1,193,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $1,192,211,
$557,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $554,003,
$75,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $75,034,
$266,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $271,918)                                                       $ 9,242,000          9,242,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $13,156,562,
collateralized by $13,635,000 U.S. Treasury Bills
due 3/2/06, market value $13,420,977)                                                      13,153,000         13,153,000
                                                                                                            ------------
Total Repurchase Agreements (cost $22,395,000)                                                                22,395,000
                                                                                                            ------------

Total Market Value of Securities - 100.11%
   (cost $700,521,578)                                                                                       871,256,999
Liabilities Net of Receivables and Other Assets (See Notes) - (0.11%)                                           (948,962)
                                                                                                            ------------
Net Assets Applicable to 46,637,346 Shares Outstanding - 100.00%                                            $870,308,037
                                                                                                            ------------

+ Non-income producing security for the period ended September 30, 2005.

# Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals $25,490,499 or 2.93% of the Series' net assets. See
Note 3 in "Notes."

= The security is being fair valued in accordance with the Series' fair valuation policy. See Note 1 in "Notes". At September 30, 2005, 1security was fair valued which represented 0.24% of the Series' net assets.

REIT - Real Estate Investment Trust

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP REIT Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                        $700,624,678
                                           ------------
Aggregate unrealized appreciation          $181,638,501
Aggregate unrealized depreciation           (11,006,180)
                                           ------------
Net unrealized appreciation                $170,632,321
                                           ------------

3. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Private placement securities are restricted as to resale because there securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted security held by the Series is as follows:

                                       Date of
                                      Purchase        Shares            Cost      Fair Value
                                      --------        ------            ----      ----------
Private Placement Security-Equity
Education Realty Trust                 9/29/05       130,800     $ 2,092,800     $ 2,085,408
KKR Financial                           8/5/04       443,278       8,935,199       9,858,502
Medical Properties Trust               3/31/04       425,935       4,260,097       4,174,163
Peoples Choice                        12/21/04     1,186,383      11,863,830       9,372,426
                                                                 -----------     -----------
                                                                                 $25,490,499
                                                                                 ===========

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Select Growth Series

September 30, 2005

                                                                                          Number of        Market
                                                                                          Shares           Value
Common Stock - 98.73%
Basic Industry/Capital Goods - 1.88%
Graco                                                                                         5,900        $   202,252
Newmont Mining                                                                                1,400             66,038
Praxair                                                                                       3,500            167,755
                                                                                                           -----------
                                                                                                               436,045
                                                                                                           -----------
Business Services - 7.36%
Expeditors International Washington                                                          10,700            607,546
First Data                                                                                   19,500            780,000
Paychex                                                                                       8,600            318,888
                                                                                                           -----------
                                                                                                             1,706,434
                                                                                                           -----------
Consumer Non-Durables - 14.98%
Best Buy                                                                                      1,950             84,884
+Blue Nile                                                                                   28,500            901,740
+NetFlix                                                                                     63,900          1,660,761
Staples                                                                                       9,500            202,540
Tuesday Morning                                                                              13,200            341,484
Walgreen                                                                                      6,500            282,425
                                                                                                           -----------
                                                                                                             3,473,834
                                                                                                           -----------
Consumer Services/Entertainment & Leisure  - 14.91%
GTECH Holdings                                                                               28,500            913,709
International Game Technology                                                                26,600            718,200
+Liberty Global Class A                                                                      17,500            473,900
+Liberty Global Class C                                                                      17,500            450,625
+MGM MIRAGE                                                                                   5,000            218,850
+XM Satellite Radio Holdings Class A                                                         19,000            682,290
                                                                                                           -----------
                                                                                                             3,457,574
                                                                                                           -----------
Consumer Services/Other - 13.90%
+eBay                                                                                        11,700            482,040
Jackson Hewitt Tax Service                                                                   34,400            822,504
ServiceMaster                                                                                34,500            467,130
Strayer Education                                                                             8,250            779,790
+Weight Watchers International                                                               13,000            670,540
                                                                                                           -----------
                                                                                                             3,222,004
                                                                                                           -----------
Consumer Services/Restaurants - 2.99%
IHOP                                                                                         17,000            692,580
                                                                                                           -----------
                                                                                                               692,580
                                                                                                           -----------
Energy - 0.58%
EOG Resources                                                                                 1,800            134,820
                                                                                                           -----------
                                                                                                               134,820
                                                                                                           -----------
Financial - 5.68%
+Archipelago Holdings                                                                         8,100            322,785
Chicago Mercantile Exchange                                                                   1,410            475,593
+NETeller                                                                                     9,600            140,148
Plum Creek Timber                                                                            10,000            379,100
                                                                                                           -----------
                                                                                                             1,317,626
                                                                                                           -----------
Health Care - 12.18%
Allergan                                                                                     10,900            998,658
+Genentech                                                                                    7,500            631,575
+Myogen                                                                                       1,800             42,300
UnitedHealth Group                                                                           13,750            772,750
+Zimmer Holdings                                                                              5,500            378,895
                                                                                                           -----------
                                                                                                             2,824,178
                                                                                                           -----------
Technology - 24.27%
+Intuit                                                                                      15,000            672,150
Microsoft                                                                                     5,800            149,234
+NAVTEQ                                                                                      18,000            899,100
QUALCOMM                                                                                     27,600          1,235,100
+RealNetworks                                                                                66,100            377,431
+SanDisk                                                                                     36,500          1,761,125

Sprint                                                                                       19,773            470,202
+Yahoo                                                                                        1,900             64,296
                                                                                                           -----------
                                                                                                             5,628,638
                                                                                                           -----------
Total Common Stock (cost $18,913,203)                                                                       22,893,733
                                                                                                           -----------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 1.28%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $123,033,
collateralized by $16,000 U.S. Treasury Bills
due 2/16/06, market value $16,222,
$5,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $4,886,
$41,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $41,072,
$36,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $35,444,
$16,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $15,864,
$7,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $7,372,
$1,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $998,
$4,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $3,618)                                                          $123,000            123,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $175,047,
collateralized by $181,000 U.S. Treasury Bills
due 3/2/06, market value $178,587)                                                          175,000            175,000
                                                                                                           -----------
Total Repurchase Agreements (cost $298,000)                                                                    298,000
                                                                                                           -----------

Total Market Value of Securities - 100.01%
   (cost $19,211,203)                                                                                       23,191,733
Liabilities Net of Receivables and Other Assets (See Notes) - (0.01%)                                           (3,121)
                                                                                                           -----------
Net Assets Applicable to 2,478,799 Shares Outstanding - 100.00%                                            $23,188,612
                                                                                                           -----------

+     Non-income producing security for the period ended September 30, 2005.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Select Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Series custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                        $19,235,665
                                           -----------
Aggregate unrealized appreciation          $ 4,182,287
Aggregate unrealized depreciation             (226,219)
                                           -----------
Net unrealized appreciation                $ 3,956,068
                                           -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $53,362,386 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,307,508 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and
$3,283,750 expires 2011.

3. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Trend Series

September 30, 2005

                                                                                          Number of         Market
                                                                                          Shares            Value
Common Stock - 98.70%
Basic Industry/Capital Goods - 7.01%
*AMCOL International                                                                          186,000       $  3,547,020
*Bucyrus International Class A                                                                136,000          6,681,680
+Mettler-Toledo International                                                                 183,300          9,344,634
MSC Industrial Direct Class A                                                                 297,400          9,864,758
+Paxar                                                                                        273,000          4,600,050
+Rockwood Holdings                                                                            260,000          4,953,000
                                                                                                            ------------
                                                                                                              38,991,142
                                                                                                            ------------
Business Services - 8.62%
*+Advisory Board                                                                              145,000          7,545,800
*+Bright Horizons Family Solutions                                                            202,000          7,756,800
+Fisher Scientific International                                                              154,000          9,555,700
+Monster Worldwide                                                                            373,100         11,457,901
*+Resources Connection                                                                        392,300         11,623,849
                                                                                                            ------------
                                                                                                              47,940,050
                                                                                                            ------------
Communications - 5.99%
+Avocent                                                                                      192,500          6,090,700
+F5 Networks                                                                                  110,800          4,816,476
*+Foundry Networks                                                                            536,700          6,816,090
+Polycom                                                                                      426,400          6,894,888
*+Tekelec                                                                                     414,700          8,687,965
                                                                                                            ------------
                                                                                                              33,306,119
                                                                                                            ------------
Consumer Durables - 1.56%
*Gentex                                                                                       118,700          2,065,380
*Winnebago Industries                                                                         228,800          6,628,336
                                                                                                            ------------
                                                                                                               8,693,716
                                                                                                            ------------
Consumer Non-Durables - 8.01%
+Carter's                                                                                     248,000         14,086,400
+Coach                                                                                        642,200         20,139,392
*+Peet's Coffee & Tea                                                                         117,600          3,600,912
PETsMART                                                                                      252,700          5,503,806
*+Tractor Supply                                                                               26,800          1,223,420
                                                                                                            ------------
                                                                                                              44,553,930
                                                                                                            ------------
Consumer Services - 11.91%
+Cheesecake Factory                                                                           295,337          9,226,328
Four Seasons Hotels                                                                            96,500          5,539,100
+Getty Images                                                                                 154,700         13,310,388
*+Kerzner International                                                                       112,200          6,232,710
*+P.F. Chang's China Bistro                                                                    91,100          4,084,013
+Ruth's Chris Steak House                                                                      68,500          1,259,030
+Sonic                                                                                        323,643          8,851,636
*+West                                                                                        246,200          9,205,418
*+Wynn Resorts                                                                                189,200          8,542,380
                                                                                                            ------------
                                                                                                              66,251,003
                                                                                                            ------------
Energy - 1.19%
*Carbo Ceramics                                                                                51,450          3,395,186
+Hydril                                                                                        46,700          3,205,488
                                                                                                            ------------
                                                                                                               6,600,674
                                                                                                            ------------
Financial - 9.77%
+Allmerica Financial                                                                          139,600          5,743,144
Aspen Insurance Holdings                                                                      123,300          3,643,515
City National                                                                                 110,500          7,744,945
Delphi Financial Group Class A                                                                119,700          5,601,960
IPC Holdings                                                                                  105,500          3,444,575
PartnerRe                                                                                     126,800          8,121,540
Sovereign Bancorp                                                                             217,800          4,800,312
*UCBH Holdings                                                                                277,000          5,074,640
Waddell & Reed Financial Class A                                                              243,200          4,708,352
Webster Financial                                                                             121,900          5,480,624
                                                                                                            ------------

                                                                                                              54,363,607
                                                                                                            ------------
Health Care - 21.01%
*+Align Technology                                                                            567,100          3,810,912
*+Amylin Pharmaceuticals                                                                      284,100          9,883,839
+#Conceptus Restricted                                                                        298,400          3,461,440
+CV Therapeutics                                                                              161,300          4,314,775
+Cytyc                                                                                        245,200          6,583,620
*+Digene                                                                                      198,300          5,651,550
*+Encysive Pharmaceuticals                                                                    780,600          9,195,468
*+Exelixis                                                                                    435,400          3,339,518
*+First Horizon Pharmaceutical                                                                269,300          5,350,991
*+MGI Pharma                                                                                  398,900          9,298,359
*+Nektar Therapeutics                                                                         441,600          7,485,120
*+Neurocrine Biosciences                                                                      139,400          6,857,086
*+Par Pharmaceuticals                                                                         161,200          4,291,144
+Progenics Pharmaceuticals                                                                    249,200          5,908,532
+Protein Design Labs                                                                          451,300         12,636,400
*+Telik                                                                                       455,400          7,450,344
*+United Therapeutics                                                                         162,800         11,363,440
                                                                                                            ------------
                                                                                                             116,882,538
                                                                                                            ------------
Technology - 20.06%
+Advanced Analogic Technology                                                                  11,900            133,161
*+Akamai Technologies                                                                         476,700          7,603,365
*+American Reprographics                                                                      408,500          6,985,350
*+Cymer                                                                                       174,300          5,459,076
+Fairchild Semiconductor Class A                                                              267,800          3,979,508
*+FormFactor                                                                                  185,800          4,239,956
Henry (Jack) & Associates                                                                     371,600          7,209,040
+Hyperion Solutions                                                                           155,000          7,540,750
+Informatica                                                                                   64,300            772,886
+Integrated Device Technology                                                                 460,590          4,946,737
*+Micrel                                                                                      474,400          5,327,512
+Micromuse                                                                                    178,628          1,407,589
+NAVTEQ                                                                                       116,800          5,834,160
*+Opsware                                                                                   1,074,500          5,576,655
*+Power Integrations                                                                          285,900          6,218,325
+RSA Security                                                                                 478,600          6,083,006
*+salesforce.com                                                                              359,800          8,318,576
+Semtech                                                                                      158,200          2,605,554
+Silicon Image                                                                                380,000          3,378,200
+Vishay Intertechnology                                                                       350,100          4,183,695
*+Websense                                                                                    175,300          8,977,112
+Wind River Systems                                                                           373,300          4,826,769
                                                                                                            ------------
                                                                                                             111,606,982
                                                                                                            ------------
Transportation - 3.57%
Hunt (J.B.) Transport                                                                         444,600          8,451,846
*UTi Worldwide                                                                                147,100         11,429,670
                                                                                                            ------------
                                                                                                              19,881,516
                                                                                                            ------------
Total Common Stock (cost $399,503,329)                                                                       549,071,277
                                                                                                            ------------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 2.33%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $5,353,450,
collateralized by $716,000 U.S. Treasury Bills
due 2/16/06, market value $706,049,
$215,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $212,662,
$1,792,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $1,787,609,
$1,559,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $1,542,640,
$691,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $690,466,
$323,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $320,849,
$44,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $43,456,
$154,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $157,481)                                                       $ 5,352,000          5,352,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $7,620,063,
collateralized by $7,896,000 U.S. Treasury Bills
due 3/2/06, market value $7,772,720)                                                        7,618,000          7,618,000
                                                                                                            ------------
Total Repurchase Agreements (cost $12,970,000)                                                                12,970,000
                                                                                                            ------------

Total Market Value of Securities Before Securities Lending Collateral - 101.03%
   (cost $412,473,329)                                                                                       562,041,277
                                                                                                            ------------

Securities Lending Collateral** - 23.62%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                2,716,912          2,717,509
Australia New Zealand 3.81% 10/31/06                                                        3,671,862          3,671,308
Bank of New York
   3.70% 4/4/06                                                                             2,937,205          2,937,046
   3.79% 10/28/05                                                                           1,835,755          1,835,682
Bank of the West 3.68% 3/2/06                                                               3,671,286          3,671,308
Barclays London 3.81% 11/28/05                                                              1,835,830          1,835,654
Bayerische Landesbank 3.85% 8/25/06                                                         3,670,284          3,671,308
Bear Stearns
    3.60% 1/17/06                                                                             734,363            734,511
    3.74% 3/31/06                                                                           4,038,439          4,038,439
Beta Finance 3.83% 4/18/06                                                                  3,671,091          3,671,032
Calyon Singapore 3.69% 11/3/05                                                              2,716,952          2,716,768
Calyon London 3.77% 12/30/05                                                                2,581,378          2,579,075
CDC Financial Product 4.04% 10/31/05                                                        4,772,700          4,772,700
Citigroup Global Markets
   3.98% 10/3/05                                                                           36,713,079         36,713,079
   4.01% 10/7/05                                                                            4,772,700          4,772,700
Commonwealth Bank Australia 3.80% 10/31/06                                                  3,671,558          3,671,308
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                            3,965,254          3,965,012
   4.02% 12/29/05                                                                             770,975            770,990
Deutsche Bank London 3.76% 12/27/05                                                         1,101,738          1,101,529
Goldman Sachs 4.08% 10/2/06                                                                 4,478,996          4,478,995
Lehman Holdings 4.02% 12/23/05                                                              3,671,076          3,672,402
Marshall & Ilsley Bank 3.97% 12/29/05                                                       3,671,502          3,671,363
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                4,772,700          4,772,700
National City Bank 3.81% 1/23/06                                                            4,185,379          4,185,442
Nordea Bank Norge ASA 3.71% 10/31/06                                                        3,671,521          3,671,308
Proctor & Gamble 3.77% 10/31/06                                                             3,670,900          3,671,308
Royal Bank of Canada 3.78% 11/18/05                                                         3,671,574          3,671,308
Royal Bank of Scotland 3.78% 10/31/06                                                       3,671,352          3,671,308
Sigma Finance 3.83% 3/16/06                                                                 1,101,345          1,101,466
UBS Securities 3.95% 10/3/05                                                                1,323,871          1,323,871
Wells Fargo 3.76% 10/31/06                                                                  3,670,317          3,671,308
                                                                                                            ------------
Total Securities Lending Collateral (cost $131,409,737)                                                      131,409,737
                                                                                                            ------------

Total Market Value of Securities - 124.65%
   (cost $543,883,066)                                                                                       693,451,014[]
Obligation to Return Securities Lending Collateral** - (23.62%)                                             (131,409,737)
Liabilities Net of Receivables and Other Assets (See Notes) - (1.03%)                                         (5,712,792)
                                                                                                            ------------
Net Assets Applicable to 18,185,938 Shares Outstanding - 100.00%                                            $556,328,485
                                                                                                            ------------

+     Non-income producing securities for the period ended September 30, 2005.

*     Fully or partially on loan.

**    See Note 3 in "Notes."

[]    Includes $130,504,025 of securities loaned.

# Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals $3,461,440 or 0.62% of the Series' net assets. See Note 4 in "Notes."

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by the Delaware VIP Trust-Delaware VIP Trend Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments                        $547,914,276
                                           ------------
Aggregate unrealized appreciation           168,851,997
Aggregate unrealized depreciation           (23,315,259)
                                           ------------
Net unrealized appreciation                $145,536,738
                                           ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $136,121,229 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $100,657,489 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

3. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2005, the market value of securities on loan was $130,504,025, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Private placement securities are restricted as to resale because there securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted security held by the Series is as follows:

                                        Date of
                                       Purchase       Shares           Cost      Fair Value
                                       --------       ------           ----      ----------
Private Placement Security-Equity
Conceptus                               2/25/04      298,400     $2,536,400      $3,461,440

Schedule of Investments (Unaudited)

Delaware VIP Trust - Delaware VIP U.S. Growth Series

September 30, 2005

                                                                                          Number of        Market
                                                                                          Shares           Value
Common Stock - 99.31%
Basic Industry/Capital Goods - 3.50%
Praxair                                                                                      50,000        $ 2,396,500
                                                                                                           -----------
                                                                                                             2,396,500
                                                                                                           -----------
Business Services - 16.66%
Expeditors International Washington                                                          37,000          2,100,860
First Data                                                                                   68,000          2,720,000
Moody's                                                                                      38,000          1,941,040
Paychex                                                                                      62,000          2,298,960
United Parcel Service Class B                                                                34,000          2,350,420
                                                                                                           -----------
                                                                                                            11,411,280
                                                                                                           -----------
Consumer Non-Durables - 14.51%
Gillette                                                                                     46,000          2,677,200
Staples                                                                                     130,000          2,771,600
Wal-Mart Stores                                                                              40,000          1,752,800
Walgreen                                                                                     63,000          2,737,350
                                                                                                           -----------
                                                                                                             9,938,950
                                                                                                           -----------
Consumer Services - 20.19%
+eBay                                                                                        62,000          2,554,400
International Game Technology                                                                80,000          2,160,000
+Liberty Global Class A                                                                      47,000          1,272,760
+Liberty Global Class C                                                                      52,000          1,339,000
+MGM MIRAGE                                                                                  48,000          2,100,960
+Weight Watchers International                                                               38,000          1,960,040
+XM Satellite Radio Holdings Class A                                                         68,000          2,441,880
                                                                                                           -----------
                                                                                                            13,829,040
                                                                                                           -----------
Financial  - 3.70%
Chicago Mercantile Exchange                                                                   7,500          2,529,750
                                                                                                           -----------
                                                                                                             2,529,750
                                                                                                           -----------
Health Care - 17.54%
Allergan                                                                                     28,000          2,565,360
+Genentech                                                                                   35,000          2,947,350
UnitedHealth Group                                                                           40,000          2,248,000
+WellPoint                                                                                   27,000          2,047,140
+Zimmer Holdings                                                                             32,000          2,204,480
                                                                                                           -----------
                                                                                                            12,012,330
                                                                                                           -----------
Technology - 23.21%
+Intuit                                                                                      50,000          2,240,500
Microsoft                                                                                   105,000          2,701,650
+NAVTEQ                                                                                      38,000          1,898,100
QUALCOMM                                                                                     85,000          3,803,750
+SanDisk                                                                                     62,000          2,991,500
Sprint                                                                                       95,000          2,259,100
                                                                                                           -----------
                                                                                                            15,894,600
                                                                                                           -----------
Total Common Stock (cost $59,378,006)                                                                       68,012,450
                                                                                                           -----------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 2.19%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $619,568,
collateralized by $82,900 U.S. Treasury Bills
due 2/16/06, market value $81,710,
$24,900 U.S. Treasury Notes 1.50%
due 3/31/06, market value $24,611,
$207,400 U.S. Treasury Notes 1.875%
due 1/31/06, market value $206,878,
$180,500 U.S. Treasury Notes 2.375%
due 8/15/06, market value $178,528,
$80,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $79,907,

$37,300 U.S. Treasury Notes 2.75%
due 7/31/06, market value $37,131,
$5,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $5,029,
$17,800 U.S. Treasury Notes 4.625%
due 5/15/06, market value $18,225)                                                         $619,400            619,400

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $881,839,
collateralized by $913,800 U.S. Treasury Bills
due 3/2/06, market value $899,526)                                                          881,600            881,600
                                                                                                           -----------
Total Repurchase Agreements (cost $1,501,000)                                                                1,501,000
                                                                                                           -----------

Total Market Value of Securities - 101.50%
   (cost $60,879,006)                                                                                       69,513,450
Liabilities Net of Receivables and Other Assets (See Notes) - (1.50%)                                       (1,029,611)
                                                                                                           -----------
Net Assets Applicable to 9,138,861 Shares Outstanding - 100.00%                                            $68,483,839
                                                                                                           -----------

+     Non-income producing security for the period ended September 30, 2005.

--------------------------------------------------------------------------------

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP U.S. Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                        $60,879,389
                                           -----------
Aggregate unrealized appreciation            9,259,077
Aggregate unrealized depreciation             (625,016)
                                           -----------
Net unrealized appreciation                $ 8,634,061
                                           -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $11,140,706 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010,
$1,428,622 expires in 2011 and $450,672 expires in 2012.

3. Credit and Market Risk

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

Schedule of Investments (Unaudited)

Delaware VIP Trust-Delaware VIP Value Series

September 30, 2005

                                                                                          Number of        Market
                                                                                          Shares           Value
Common Stock- 97.72%
Consumer Discretionary - 5.60%
Limited Brands                                                                               574,300       $ 11,732,949
Mattel                                                                                       651,200         10,862,016
                                                                                                           ------------
                                                                                                             22,594,965
                                                                                                           ------------
Consumer Staples - 12.25%
*Archer-Daniels-Midland                                                                      529,700         13,062,402
ConAgra Foods                                                                                510,600         12,637,350
Kimberly-Clark                                                                               193,700         11,530,961
*Safeway                                                                                     474,600         12,149,760
                                                                                                           ------------
                                                                                                             49,380,473
                                                                                                           ------------
Energy - 9.48%
Chevron                                                                                      199,900         12,939,527
ConocoPhillips                                                                               186,200         13,017,242
Exxon Mobil                                                                                  192,906         12,257,247
                                                                                                           ------------
                                                                                                             38,214,016
                                                                                                           ------------
Financials - 24.06%
Allstate                                                                                     222,500         12,302,025
Aon                                                                                          472,500         15,157,801
Chubb                                                                                        135,700         12,151,935
Hartford Financial Services                                                                  151,800         11,714,406
Huntington Bancshares                                                                        508,200         11,419,254
Morgan Stanley                                                                               223,500         12,055,590
Wachovia                                                                                     242,600         11,545,334
*Washington Mutual                                                                           271,800         10,659,996
                                                                                                           ------------
                                                                                                             97,006,341
                                                                                                           ------------
Health Care - 16.80%
Abbott Laboratories                                                                          248,700         10,544,880
Baxter International                                                                         288,400         11,498,508
*Bristol-Myers Squibb                                                                        464,200         11,168,652
Merck                                                                                        414,500         11,278,545
Pfizer                                                                                       455,200         11,366,344
Wyeth                                                                                        256,400         11,863,628
                                                                                                           ------------
                                                                                                             67,720,557
                                                                                                           ------------
Industrials - 8.20%
Boeing                                                                                       190,100         12,917,295
Union Pacific                                                                                177,300         12,712,410
Waste Management                                                                             259,000          7,409,990
                                                                                                           ------------
                                                                                                             33,039,695
                                                                                                           ------------
Information Technology - 9.55%
Hewlett-Packard                                                                              505,900         14,772,280
International Business Machines                                                              146,500         11,752,230
+Xerox                                                                                       877,900         11,983,335
                                                                                                           ------------
                                                                                                             38,507,845
                                                                                                           ------------
Materials - 3.06%
*Weyerhaeuser                                                                                179,200         12,320,000
                                                                                                           ------------
                                                                                                             12,320,000
                                                                                                           ------------
Telecommunications - 5.65%
SBC Communications                                                                           470,324         11,273,666
Verizon Communications                                                                       351,700         11,497,073
                                                                                                           ------------
                                                                                                             22,770,739
                                                                                                           ------------
Utilities - 3.07%
FPL Group                                                                                    260,000         12,376,000
                                                                                                           ------------
                                                                                                             12,376,000
                                                                                                           ------------
Total Common Stock (cost $348,134,415)                                                                      393,930,631
                                                                                                           ------------

                                                                                          Principal
                                                                                          Amount
Repurchase Agreements - 3.59%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $5,981,620,
collateralized by $800,000 U.S. Treasury Bills
due 2/16/06, market value $788,903,
$240,000 U.S. Treasury Notes 1.50%
due 3/31/06, market value $237,617,
$2,003,000 U.S. Treasury Notes 1.875%
due 1/31/06, market value $1,997,381,
$1,742,000 U.S. Treasury Notes 2.375%
due 8/15/06, market value $1,723,665,
$772,000 U.S. Treasury Notes 2.50%
due 5/31/06, market value $771,490,
$360,000 U.S. Treasury Notes 2.75%
due 7/31/06, market value $358,500,
$49,000 U.S. Treasury Notes 2.875%
due 11/30/06, market value $48,555 and
$172,000 U.S. Treasury Notes 4.625%
due 5/15/06, market value $175,961)                                                       $5,980,000          5,980,000

With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased at $8,514,305,
collateralized by $8,823,000 U.S. Treasury Bills
due 3/2/06, market value $8,684,831)                                                       8,512,000          8,512,000
                                                                                                           ------------
Total Repurchase Agreements (cost $14,492,000)                                                               14,492,000
                                                                                                           ------------

Total Market Value of Securities Before Securities Lending Collateral - 101.31%
   (cost $362,626,415)                                                                                      408,422,631
                                                                                                           ------------

Securities Lending Collateral**- 6.41%
Short-Term Investments
Abbey National 3.59% 1/13/06                                                                 533,973            534,090
Australia New Zealand 3.81% 10/31/06                                                         721,656            721,547
Bank of New York
   3.70% 4/4/06                                                                              577,269            577,237
   3.79% 10/28/05                                                                            360,793            360,779
Bank of the West 3.68% 3/2/06                                                                721,543            721,547
Barclays London 3.81% 11/28/05                                                               360,808            360,773
Bayerische Landesbank 3.85% 8/25/06                                                          721,346            721,547
Bear Stearns
    3.60% 1/17/06                                                                            144,329            144,358
    3.74% 3/31/06                                                                            793,702            793,702
Beta Finance 3.83% 4/18/06                                                                   721,504            721,493
Calyon Singapore 3.69% 11/3/05                                                               533,981            533,945
Calyon London 3.77% 12/30/05                                                                 507,336            506,883
CDC Financial Product 4.04% 10/31/05                                                         938,011            938,011
Citigroup Global Markets
   3.98% 10/3/05                                                                           7,215,470          7,215,470
   4.01% 10/7/05                                                                             938,011            938,011
Commonwealth Bank Australia 3.80% 10/31/06                                                   721,596            721,547
Credit Swiss First Boston New York
   3.76% 4/18/06                                                                             779,318            779,271
   4.02% 12/29/05                                                                            151,525            151,528
Deutsche Bank London
   3.76% 12/27/05                                                                            216,532            216,491
Goldman Sachs 4.08% 10/2/06                                                                  880,287            880,287
Lehman Holdings 4.02% 12/23/05                                                               721,501            721,762
Marshall & Ilsley Bank 3.97% 12/29/05                                                        721,585            721,558
Merrill Lynch Mortgage Capital 4.04% 1/12/06                                                 938,011            938,011
National City Bank 3.81% 1/23/06                                                             822,581            822,593
Nordea Bank Norge ASA 3.71% 10/31/06                                                         721,589            721,547
Proctor & Gamble 3.77% 10/31/06                                                              721,467            721,547
Royal Bank of Canada 3.78% 11/18/05                                                          721,599            721,547
Royal Bank of Scotland 3.78% 10/31/06                                                        721,556            721,547
Sigma Finance 3.83% 3/16/06                                                                  216,455            216,479
UBS Securities 3.95% 10/3/05                                                                 260,189            260,189
Wells Fargo 3.76% 10/31/06                                                                   721,352            721,547
                                                                                                           ------------
Total Securities Lending Collateral (cost $25,826,844)                                                       25,826,844
                                                                                                           ------------

Total Market Value of Securities - 107.72%
   (cost $388,453,259)                                                                                      434,249,475

Obligation to Return Securities Lending Collateral - (6.41%)**                                              (25,826,844)
Liabilities Net of Receivables and Other Assets (See Notes) - (1.31%)                                        (5,274,536)
                                                                                                           ------------
Net Assets Applicable to 21,035,654 Shares Outstanding - 100.00%                                           $403,148,095
                                                                                                           ------------

*     Fully or partially on loan.

**    See Note 3 in "Notes."

@     Includes $25,129,694 of securities loaned.

+     Non-income producing security for the period ended September 30, 2005.

--------------------------------------------------------------------------------

Notes

1.Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted
accounting   principles   and  are   consistently   followed  by  Delaware   VIP
Trust-Delaware VIP Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                        $390,163,921
                                           ------------
Aggregate unrealized appreciation            55,595,202
Aggregate unrealized depreciation           (11,509,648)
                                           ------------
Net unrealized appreciation                $ 44,085,554
                                           ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $19,666,371 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,486,404 expires in 2006, $4,548,127 expires in 2007, $3,919,702 expires in 2008,
$3,876,264 expires in 2009, $1,479,986 expires in 2010 and $4,355,888 expires in
2011.

3. Securities Lending

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JP Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S.

government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At September 30, 2005, the market value of securities on loan was $25,129,694, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets.

ITEM 2. CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: November 29, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By: Michael P. Bishof
Title: Chief Financial Officer
Date: November 29, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE VIP TRUST


JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: November 29, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By: Jude T. Driscoll
Title: Chief Executive Officer
Date: November 29, 2005


MICHAEL P. BISHOF
------------------------------
By: Michael P. Bishof
Title: Chief Financial Officer
Date: November 29, 2005